Schedule of Investments (unaudited)
May 31, 2025
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 0.0%
Interpublic Group of Companies Inc. (The)
4.65%, 10/01/28	$4,240	$4,244,113
4.75%, 03/30/30	2,755	2,765,323
Omnicom Group Inc., 2.45%, 04/30/30	3,365	3,036,507
		10,045,943
Aerospace & Defense — 1.2%
Airbus SE, 3.15%, 04/10/27(a)(b)	4,232	4,151,099
BAE Systems Finance Inc., 7.50%, 07/01/27(a)(b)	3,170	3,357,078
BAE Systems PLC
3.40%, 04/15/30(a)	4,330	4,091,493
5.00%, 03/26/27(a)	4,450	4,486,548
5.13%, 03/26/29(a)	7,510	7,650,503
Boeing Co. (The)
2.25%, 06/15/26(b)	2,200	2,144,910
2.70%, 02/01/27	5,760	5,577,850
2.80%, 03/01/27	1,804	1,739,867
2.95%, 02/01/30	3,595	3,297,864
3.20%, 03/01/29(b)	5,825	5,510,994
3.25%, 02/01/28	6,153	5,936,252
3.25%, 03/01/28	1,890	1,817,679
3.45%, 11/01/28	2,179	2,083,622
5.04%, 05/01/27	11,644	11,713,958
5.15%, 05/01/30	7,400	7,464,877
6.26%, 05/01/27	5,767	5,927,686
6.30%, 05/01/29	8,510	8,950,735
Embraer Netherlands Finance BV, 6.95%, 01/17/28(a)	929	974,399
General Dynamics Corp.
2.13%, 08/15/26	2,827	2,760,628
2.63%, 11/15/27	2,020	1,948,563
3.50%, 04/01/27	4,180	4,135,715
3.63%, 04/01/30(b)	4,075	3,936,862
3.75%, 05/15/28(b)	6,492	6,433,813
HEICO Corp., 5.25%, 08/01/28(b)	4,157	4,246,174
Hexcel Corp., 4.20%, 02/15/27	2,200	2,173,349
Howmet Aerospace Inc.
3.00%, 01/15/29(b)	4,125	3,918,997
5.90%, 02/01/27	3,395	3,472,830
6.75%, 01/15/28(b)	3,120	3,287,288
L3Harris Technologies Inc.
2.90%, 12/15/29	2,937	2,720,567
3.85%, 12/15/26(b)	3,038	3,009,166
4.40%, 06/15/28	10,413	10,371,022
5.05%, 06/01/29(b)	4,775	4,848,290
5.40%, 01/15/27	6,795	6,888,415
Lockheed Martin Corp.
4.45%, 05/15/28	2,810	2,832,217
4.50%, 02/15/29(b)	4,275	4,298,103
5.10%, 11/15/27(b)	4,072	4,169,656
Northrop Grumman Corp.
3.20%, 02/01/27	4,112	4,033,855
3.25%, 01/15/28(b)	11,410	11,102,981
4.40%, 05/01/30	3,190	3,165,179
4.60%, 02/01/29(b)	3,440	3,463,788
4.65%, 07/15/30	4,170	4,182,501
Rolls-Royce PLC, 5.75%, 10/15/27(a)	5,800	5,929,839
RTX Corp.
2.65%, 11/01/26	4,001	3,905,892
Security	Par (000)	Value
Aerospace & Defense (continued)
3.13%, 05/04/27	$5,974	$5,833,628
3.50%, 03/15/27	6,733	6,623,758
4.13%, 11/16/28	17,481	17,300,661
5.75%, 11/08/26(b)	7,192	7,315,517
5.75%, 01/15/29(b)	3,163	3,296,812
6.70%, 08/01/28	3,045	3,236,357
7.20%, 08/15/27	1,795	1,895,693
7.50%, 09/15/29	3,115	3,454,218
		247,069,748
Agriculture — 1.1%
Altria Group Inc.
2.63%, 09/16/26(b)	3,050	2,978,935
3.40%, 05/06/30	4,325	4,057,474
4.80%, 02/14/29	11,132	11,171,827
4.88%, 02/04/28	3,410	3,441,508
6.20%, 11/01/28(b)	3,485	3,662,620
Archer-Daniels-Midland Co.
2.50%, 08/11/26(b)	5,958	5,829,584
3.25%, 03/27/30(b)	5,265	4,980,754
BAT Capital Corp.
2.26%, 03/25/28	10,091	9,489,005
3.22%, 09/06/26(b)	5,538	5,444,064
3.46%, 09/06/29	3,777	3,592,336
3.56%, 08/15/27	13,252	12,961,657
4.70%, 04/02/27	5,480	5,491,156
4.91%, 04/02/30	4,845	4,871,387
BAT International Finance PLC
4.45%, 03/16/28	5,687	5,669,083
5.93%, 02/02/29	6,585	6,877,682
Bunge Ltd. Finance Corp.
3.25%, 08/15/26	4,308	4,241,898
3.75%, 09/25/27(b)	3,710	3,653,636
4.10%, 01/07/28(b)	2,510	2,490,354
4.20%, 09/17/29	5,435	5,363,359
Cargill Inc.
2.13%, 04/23/30(a)	1,000	896,073
3.25%, 05/23/29(a)(b)	4,445	4,262,760
3.63%, 04/22/27(a)(b)	3,015	2,977,724
4.50%, 06/24/26(a)(b)	3,370	3,370,801
4.63%, 02/11/28(a)(b)	3,400	3,432,371
Imperial Brands Finance PLC
3.50%, 07/26/26(a)	4,544	4,477,071
3.88%, 07/26/29(a)(b)	6,290	6,057,886
5.50%, 02/01/30(a)	7,815	7,984,433
6.13%, 07/27/27(a)	6,196	6,357,129
Japan Tobacco Inc., 4.85%, 05/15/28(a)	745	751,938
Philip Morris International Inc.
2.10%, 05/01/30(b)	900	800,747
3.13%, 08/17/27	2,860	2,791,675
3.13%, 03/02/28(b)	2,535	2,461,083
3.38%, 08/15/29	5,199	4,987,136
4.13%, 04/28/28	3,405	3,383,238
4.38%, 11/01/27	4,780	4,781,305
4.38%, 04/30/30(b)	4,275	4,223,337
4.63%, 11/01/29	4,890	4,906,504
4.75%, 02/12/27	4,410	4,442,686
4.88%, 02/15/28(b)	8,943	9,064,245
4.88%, 02/13/29	5,777	5,848,526
5.13%, 11/17/27	9,008	9,167,954
5.13%, 02/15/30(b)	13,069	13,350,083
5.25%, 09/07/28	4,115	4,219,431

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Agriculture (continued)
5.63%, 11/17/29	$7,955	$8,301,951
Viterra Finance BV
2.00%, 04/21/26(a)	3,787	3,688,523
4.90%, 04/21/27(a)	2,855	2,854,291
		236,109,220
Airlines — 0.3%
AS Mileage Plan IP Ltd., 5.02%, 10/20/29(a)(b)	3,900	3,818,717
Delta Air Lines Inc.
3.75%, 10/28/29(b)	3,255	3,058,610
4.38%, 04/19/28	2,065	2,037,854
Delta Air Lines Inc./SkyMiles IP Ltd., 4.75%, 10/20/28(a)	19,844	19,767,339
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 06/20/27(a)(b)	10,392	10,415,259
Southwest Airlines Co.
2.63%, 02/10/30(b)	3,350	3,014,518
3.00%, 11/15/26(b)	1,572	1,528,625
3.45%, 11/16/27	1,365	1,323,756
5.13%, 06/15/27	10,201	10,262,094
United Airlines Inc., 4.63%, 04/15/29(a)	7,385	7,014,655
		62,241,427
Apparel — 0.1%
NIKE Inc.
2.38%, 11/01/26(b)	4,892	4,770,822
2.75%, 03/27/27	5,390	5,252,436
2.85%, 03/27/30(b)	8,385	7,836,080
Tapestry Inc.
4.13%, 07/15/27(b)	1,880	1,858,978
5.10%, 03/11/30	5,445	5,443,671
		25,161,987
Auto Manufacturers — 4.7%
American Honda Finance Corp.
1.30%, 09/09/26	3,968	3,807,186
2.00%, 03/24/28	4,300	4,015,216
2.25%, 01/12/29(b)	3,860	3,552,212
2.30%, 09/09/26(b)	2,605	2,531,518
2.35%, 01/08/27(b)	2,827	2,730,789
3.50%, 02/15/28(b)	2,865	2,789,038
4.40%, 10/05/26	3,710	3,700,960
4.40%, 09/05/29(b)	5,065	5,011,814
4.45%, 10/22/27	4,505	4,493,452
4.55%, 03/03/28(b)	3,440	3,441,538
4.60%, 04/17/30	1,840	1,826,890
4.70%, 01/12/28(b)	2,978	2,990,763
4.80%, 03/05/30	3,285	3,289,034
4.90%, 03/12/27	3,965	3,990,961
4.90%, 07/09/27	4,180	4,207,306
4.90%, 03/13/29(b)	4,410	4,444,700
5.13%, 07/07/28	4,784	4,860,727
5.25%, 07/07/26	5,345	5,385,347
5.65%, 11/15/28	4,575	4,727,559
BMW Finance NV, 2.85%, 08/14/29(a)(b)	3,455	3,197,468
BMW U.S. Capital LLC
1.25%, 08/12/26(a)	3,606	3,470,613
3.30%, 04/06/27(a)(b)	2,727	2,665,299
3.45%, 04/01/27(a)(b)	3,093	3,036,628
3.63%, 04/18/29(a)	3,975	3,801,738
3.75%, 04/12/28(a)(b)	4,005	3,921,427
3.95%, 08/14/28(a)(b)	2,785	2,730,364
Security	Par (000)	Value
Auto Manufacturers (continued)
4.15%, 04/09/30(a)	$4,470	$4,350,860
4.60%, 08/13/27(a)(b)	3,685	3,692,129
4.65%, 08/13/26(a)	2,075	2,077,718
4.65%, 03/19/27(a)(b)	3,250	3,257,405
4.65%, 08/13/29(a)(b)	4,170	4,149,029
4.75%, 03/21/28(a)(b)	3,270	3,291,592
4.90%, 04/02/27(a)(b)	3,830	3,852,096
4.90%, 04/02/29(a)(b)	4,560	4,581,122
5.05%, 08/11/28(a)(b)	6,150	6,224,718
5.05%, 03/21/30(a)(b)	4,395	4,429,720
Cummins Inc.
4.25%, 05/09/28(b)	1,330	1,332,206
4.90%, 02/20/29(b)	3,030	3,092,361
7.13%, 03/01/28	5,173	5,526,767
Daimler Truck Finance North America LLC
2.00%, 12/14/26(a)(b)	6,908	6,643,562
2.38%, 12/14/28(a)(b)	4,390	4,062,936
3.65%, 04/07/27(a)(b)	3,468	3,408,586
4.95%, 01/13/28(a)(b)	1,845	1,856,073
5.00%, 01/15/27(a)(b)	4,040	4,064,256
5.13%, 09/25/27(a)	3,340	3,372,918
5.13%, 01/19/28(a)(b)	3,260	3,297,207
5.13%, 09/25/29(a)	3,770	3,808,843
5.25%, 01/13/30(a)(b)	4,910	4,980,927
5.40%, 09/20/28(a)(b)	3,075	3,137,981
Ford Holdings LLC, 9.30%, 03/01/30(b)	1,885	2,121,375
Ford Motor Co.
4.35%, 12/08/26(b)	8,450	8,330,689
6.63%, 10/01/28(b)	2,355	2,454,606
9.63%, 04/22/30(b)	1,880	2,132,943
Ford Motor Credit Co. LLC
2.70%, 08/10/26	8,480	8,203,578
2.90%, 02/16/28	4,275	3,955,053
2.90%, 02/10/29(b)	4,495	4,023,823
3.82%, 11/02/27	4,225	4,033,029
4.13%, 08/17/27	7,040	6,791,672
4.27%, 01/09/27	5,108	4,997,134
4.54%, 08/01/26	4,175	4,115,365
4.95%, 05/28/27	8,635	8,507,474
5.11%, 05/03/29	8,492	8,162,419
5.13%, 11/05/26	6,230	6,174,570
5.30%, 09/06/29	5,425	5,248,504
5.80%, 03/05/27	8,410	8,400,666
5.80%, 03/08/29	9,290	9,161,780
5.85%, 05/17/27	8,690	8,677,827
5.88%, 11/07/29(b)	7,160	7,070,250
5.92%, 03/20/28(b)	5,860	5,871,767
6.80%, 05/12/28(b)	8,685	8,866,898
6.80%, 11/07/28	8,660	8,844,815
6.95%, 06/10/26	4,890	4,945,617
7.35%, 11/04/27	8,595	8,846,380
7.35%, 03/06/30	6,930	7,217,961
General Motors Co.
4.20%, 10/01/27	4,906	4,826,331
5.00%, 10/01/28(b)	4,345	4,348,497
5.35%, 04/15/28(b)	1,060	1,068,556
5.40%, 10/15/29(b)	6,515	6,561,743
5.63%, 04/15/30(b)	2,675	2,697,918
6.80%, 10/01/27(b)	6,315	6,545,917
General Motors Financial Co. Inc.
1.50%, 06/10/26	6,466	6,247,755

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Auto Manufacturers (continued)
2.35%, 02/26/27	$5,618	$5,374,786
2.40%, 04/10/28	6,175	5,758,104
2.40%, 10/15/28	5,622	5,171,100
2.70%, 08/20/27	6,732	6,405,730
3.85%, 01/05/28	3,695	3,590,183
4.00%, 10/06/26	4,187	4,137,999
4.30%, 04/06/29	6,375	6,175,096
4.35%, 01/17/27	7,103	7,035,604
4.90%, 10/06/29	6,925	6,826,446
5.00%, 04/09/27(b)	8,139	8,143,461
5.00%, 07/15/27	2,600	2,602,440
5.05%, 04/04/28	7,300	7,317,833
5.35%, 07/15/27	5,565	5,605,148
5.35%, 01/07/30(b)	7,228	7,232,999
5.40%, 05/08/27	5,580	5,626,043
5.45%, 07/15/30	2,600	2,603,576
5.55%, 07/15/29	8,240	8,328,945
5.65%, 01/17/29	3,080	3,122,688
5.80%, 06/23/28(b)	7,678	7,837,429
5.80%, 01/07/29	8,535	8,716,530
5.85%, 04/06/30(b)	4,160	4,249,368
6.00%, 01/09/28(b)	5,660	5,800,836
Honda Motor Co. Ltd., 2.53%, 03/10/27(b)	11,595	11,207,335
Hyundai Capital America
1.50%, 06/15/26(a)	4,768	4,603,355
1.65%, 09/17/26(a)(b)	5,725	5,495,767
1.80%, 01/10/28(a)	4,055	3,751,833
2.00%, 06/15/28(a)	4,925	4,513,575
2.10%, 09/15/28(a)	4,590	4,194,622
2.38%, 10/15/27(a)(b)	4,027	3,795,845
2.75%, 09/27/26(a)	2,889	2,810,397
3.00%, 02/10/27(a)	2,999	2,910,344
3.50%, 11/02/26(a)	4,111	4,033,347
4.30%, 09/24/27(a)(b)	4,575	4,515,664
4.55%, 09/26/29(a)(b)	5,265	5,161,649
4.85%, 03/25/27(a)(b)	3,195	3,190,684
4.88%, 11/01/27(a)	4,535	4,529,468
5.00%, 01/07/28(a)(b)	4,670	4,674,509
5.15%, 03/27/30(a)(b)	4,015	4,015,623
5.25%, 01/08/27(a)	5,440	5,466,171
5.28%, 06/24/27(a)(b)	4,790	4,819,987
5.30%, 03/19/27(a)	4,632	4,662,938
5.30%, 01/08/29(a)(b)	3,800	3,830,345
5.30%, 06/24/29(a)(b)	5,172	5,221,985
5.30%, 01/08/30(a)(b)	4,465	4,516,461
5.35%, 03/19/29(a)(b)	2,980	3,008,389
5.45%, 06/24/26(a)(b)	3,480	3,497,361
5.60%, 03/30/28(a)(b)	4,800	4,887,068
5.65%, 06/26/26(a)(b)	4,450	4,489,660
5.68%, 06/26/28(a)	5,777	5,889,065
5.80%, 04/01/30(a)(b)	800	820,343
5.95%, 09/21/26(a)(b)	4,180	4,232,829
6.10%, 09/21/28(a)	4,605	4,753,574
6.38%, 04/08/30(a)	3,515	3,690,481
6.50%, 01/16/29(a)	4,165	4,351,180
Hyundai Capital Services Inc.
2.50%, 01/24/27(a)(b)	4,045	3,902,783
3.63%, 08/29/27(a)(b)	1,230	1,199,674
5.13%, 02/05/27(a)	2,185	2,197,046
5.13%, 02/05/29(a)(b)	2,835	2,855,328
5.25%, 01/22/28(a)(b)	3,145	3,176,188
Security	Par (000)	Value
Auto Manufacturers (continued)
Kia Corp.
1.75%, 10/16/26(a)	$2,910	$2,799,215
2.75%, 02/14/27(a)	4,365	4,224,912
3.50%, 10/25/27(a)	530	515,642
Mercedes-Benz Finance North America LLC
2.63%, 03/10/30(a)(b)	1,950	1,763,323
3.10%, 08/15/29(a)	3,310	3,086,148
3.45%, 01/06/27(a)(b)	4,153	4,075,642
3.75%, 02/22/28(a)(b)	5,185	5,070,413
4.30%, 02/22/29(a)(b)	1,460	1,437,842
4.65%, 04/01/27(a)	2,100	2,101,227
4.75%, 08/01/27(a)(b)	4,135	4,143,114
4.75%, 03/31/28(a)(b)	2,515	2,517,426
4.80%, 11/13/26(a)(b)	3,175	3,181,655
4.80%, 01/11/27(a)	4,520	4,528,449
4.80%, 03/30/28(a)(b)	5,502	5,534,520
4.80%, 08/01/29(a)(b)	5,345	5,345,539
4.85%, 01/11/29(a)(b)	5,385	5,384,262
4.88%, 07/31/26(a)(b)	4,165	4,175,689
4.90%, 11/15/27(a)(b)	3,855	3,876,062
5.00%, 04/01/30(a)(b)	2,880	2,894,972
5.10%, 08/03/28(a)(b)	5,710	5,778,960
5.10%, 11/15/29(a)(b)	3,670	3,708,464
5.20%, 08/03/26(a)	3,930	3,953,836
5.25%, 11/29/27(a)(b)	2,738	2,773,557
PACCAR Financial Corp.
2.00%, 02/04/27	1,562	1,505,583
4.00%, 09/26/29	3,275	3,227,600
4.45%, 08/06/27(b)	3,914	3,937,574
4.55%, 03/03/28	3,115	3,144,281
4.55%, 05/08/30(b)	2,075	2,079,916
4.60%, 01/10/28(b)	1,420	1,436,546
4.60%, 01/31/29(b)	3,760	3,793,394
4.95%, 08/10/28(b)	1,005	1,026,159
5.00%, 05/13/27	2,829	2,869,993
5.05%, 08/10/26(b)	1,773	1,788,838
5.20%, 11/09/26	2,720	2,756,651
Series R, 4.50%, 11/25/26(b)	2,179	2,190,769
Stellantis Finance U.S. Inc.
1.71%, 01/29/27(a)(b)	4,879	4,620,664
5.35%, 03/17/28(a)(b)	2,720	2,727,833
5.63%, 01/12/28(a)(b)	2,862	2,887,516
5.75%, 03/18/30(a)(b)	4,165	4,174,741
Toyota Motor Corp.
2.76%, 07/02/29(b)	3,200	3,009,875
3.67%, 07/20/28(b)	2,895	2,851,099
5.12%, 07/13/28(b)	2,983	3,051,349
5.28%, 07/13/26	2,995	3,022,595
Toyota Motor Credit Corp.
1.13%, 06/18/26	5,970	5,772,983
1.15%, 08/13/27(b)	2,635	2,465,831
1.90%, 01/13/27	4,375	4,207,569
1.90%, 04/06/28(b)	3,118	2,921,619
2.15%, 02/13/30	4,884	4,393,042
3.05%, 03/22/27	7,865	7,688,676
3.05%, 01/11/28	3,155	3,053,951
3.20%, 01/11/27	4,225	4,150,443
3.38%, 04/01/30	4,400	4,164,682
3.65%, 01/08/29	3,025	2,942,281
4.35%, 10/08/27	7,398	7,397,019
4.45%, 06/29/29(b)	5,135	5,140,501

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Auto Manufacturers (continued)
4.50%, 05/14/27(b)	$5,175	$5,191,332
4.55%, 08/07/26	3,379	3,386,143
4.55%, 09/20/27	6,225	6,252,990
4.55%, 08/09/29	6,090	6,103,225
4.55%, 05/17/30(b)	700	698,376
4.60%, 01/08/27(b)	3,925	3,944,810
4.63%, 01/12/28(b)	6,515	6,563,197
4.65%, 01/05/29	4,760	4,791,325
4.80%, 05/15/30	4,795	4,823,777
4.95%, 01/09/30(b)	4,495	4,563,825
5.00%, 08/14/26	3,817	3,843,969
5.05%, 05/16/29(b)	5,622	5,737,636
5.25%, 09/11/28(b)	4,315	4,433,397
5.40%, 11/20/26(b)	5,300	5,381,549
5.45%, 11/10/27(b)	4,395	4,512,669
Series B, 5.00%, 03/19/27	5,280	5,344,623
Volkswagen Group of America Finance LLC
1.63%, 11/24/27(a)(b)	2,700	2,487,394
3.20%, 09/26/26(a)	2,673	2,611,599
3.75%, 05/13/30(a)(b)	400	372,806
4.35%, 06/08/27(a)(b)	6,096	6,015,491
4.60%, 06/08/29(a)(b)	3,335	3,258,312
4.75%, 11/13/28(a)(b)	7,185	7,113,809
4.85%, 08/15/27(a)(b)	2,675	2,662,928
4.90%, 08/14/26(a)(b)	2,657	2,657,535
4.95%, 03/25/27(a)	2,875	2,874,496
4.95%, 08/15/29(a)(b)	3,895	3,862,815
5.05%, 03/27/28(a)(b)	3,470	3,468,661
5.25%, 03/22/29(a)(b)	5,785	5,816,608
5.30%, 03/22/27(a)(b)	7,255	7,290,539
5.35%, 03/27/30(a)(b)	3,560	3,568,170
5.65%, 09/12/28(a)(b)	4,085	4,145,285
5.70%, 09/12/26(a)(b)	4,915	4,957,220
6.00%, 11/16/26(a)(b)	3,955	4,008,373
6.20%, 11/16/28(a)(b)	3,980	4,106,762
		995,223,776
Auto Parts & Equipment — 0.2%
Aptiv PLC, 4.35%, 03/15/29	1,990	1,948,199
Aptiv PLC/Aptiv Global Financing DAC, 4.65%, 09/13/29(b)	3,840	3,777,101
BorgWarner Inc.
2.65%, 07/01/27(b)	5,883	5,651,903
4.95%, 08/15/29(b)	4,045	4,060,211
Denso Corp.
1.24%, 09/16/26(a)(b)	1,836	1,760,250
4.42%, 09/11/29(a)(b)	3,970	3,942,398
Lear Corp.
3.50%, 05/30/30(b)	1,000	924,727
3.80%, 09/15/27	2,853	2,790,993
4.25%, 05/15/29	2,750	2,678,220
LG Energy Solution Ltd.
5.25%, 04/02/28(a)	2,030	2,028,335
5.38%, 07/02/27(a)(b)	1,485	1,491,779
5.38%, 07/02/29(a)(b)	4,880	4,892,629
5.38%, 04/02/30(a)	2,920	2,895,033
5.63%, 09/25/26(a)	450	453,297
5.75%, 09/25/28(a)(b)	5,815	5,905,187
Magna International Inc., 5.05%, 03/14/29(b)	2,615	2,647,650
Security	Par (000)	Value
Auto Parts & Equipment (continued)
Motherson Global Investments BV, 5.63%, 07/11/29(a)(b)	$555	$561,639
		48,409,551
Banks — 30.4%
ABN AMRO Bank NV
1.54%, 06/16/27, (1-year CMT + 0.800%)(a)(c)	2,900	2,803,465
2.47%, 12/13/29, (1-year CMT + 1.100%)(a)(c)	5,614	5,178,444
4.72%, 01/22/27(a)	30	30,155
4.99%, 12/03/28, (1-year CMT + 0.780%)(a)(b)(c)	4,130	4,158,119
6.34%, 09/18/27, (1-year CMT + 1.650%)(a)(c)	5,525	5,629,413
AIB Group PLC
5.32%, 05/15/31, (1-day SOFR + 1.650%)(a)(c)	3,790	3,823,412
6.61%, 09/13/29, (1-day SOFR + 2.330%)(a)(b)(c)	5,857	6,160,732
ANZ Bank New Zealand Ltd.
5.55%, 08/11/32, (5-year CMT + 2.700%)(a)(c)	2,955	2,981,482
5.90%, 07/10/34, (5-year CMT + 1.500%)(a)(b)(c)	1,425	1,455,445
ANZ New Zealand International Ltd./London
1.25%, 06/22/26(a)	889	860,746
2.55%, 02/13/30(a)	4,575	4,179,000
3.45%, 07/17/27(a)(b)	2,808	2,755,407
3.45%, 01/21/28(a)(b)	2,925	2,856,448
5.36%, 08/14/28(a)	6,255	6,428,470
ASB Bank Ltd.
1.63%, 10/22/26(a)(b)	2,460	2,369,010
5.28%, 06/17/32, (5-year CMT + 2.250%)(a)(b)(c)	850	852,410
5.35%, 06/15/26(a)(b)	1,150	1,160,380
5.40%, 11/29/27(a)	3,605	3,686,718
Australia & New Zealand Banking Group Ltd., 5.73%, 09/18/34, (5-year CMT + 1.618%)(a)(b)(c)	6,240	6,353,730
Australia & New Zealand Banking Group Ltd./New York
3.92%, 09/30/27(b)	4,075	4,047,817
4.42%, 12/16/26	3,565	3,573,457
4.62%, 12/16/29(b)	5,435	5,492,471
4.75%, 01/18/27	6,777	6,828,759
4.90%, 07/16/27	4,620	4,681,976
Banco Bilbao Vizcaya Argentaria SA
5.38%, 03/13/29(b)	6,287	6,436,128
6.14%, 09/14/28, (1-year CMT + 2.700%)(b)(c)	4,597	4,734,719
Banco de Bogota SA, 4.38%, 08/03/27(a)(b)	2,490	2,431,797
Banco de Credito del Peru SA
3.25%, 09/30/31, (5-year CMT + 2.450%)(a)(c)	100	96,973
5.80%, 03/10/35, (5-year CMT + 2.244%)(a)(c)	3,015	2,957,715
5.85%, 01/11/29(a)(b)	1,180	1,213,121
Banco de Credito e Inversiones SA, 3.50%, 10/12/27(a)(b)	1,895	1,847,729
Banco General SA, 4.13%, 08/07/27(a)	2,385	2,344,312

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa, 4.38%, 04/11/27(a)(b)	$2,485	$2,451,555
Banco Internacional del Peru SAA Interbank, 3.25%, 10/04/26(a)(b)	310	303,191
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 5.62%, 12/10/29(a)	2,285	2,298,710
Banco Santander SA
1.72%, 09/14/27, (1-year CMT + 0.900%)(c)	8,901	8,556,090
3.31%, 06/27/29(b)	6,585	6,263,941
3.49%, 05/28/30(b)	3,200	3,000,015
3.80%, 02/23/28	6,115	5,967,363
4.18%, 03/24/28, (1-year CMT + 2.000%)(c)	10,375	10,277,227
4.25%, 04/11/27	7,295	7,235,063
4.38%, 04/12/28	6,910	6,854,148
5.29%, 08/18/27	10,175	10,305,078
5.37%, 07/15/28, (1-year CMT + 0.950%)(c)	9,090	9,226,912
5.54%, 03/14/30, (1-year CMT + 1.450%)(b)(c)	7,205	7,374,380
5.55%, 03/14/28, (1-year CMT + 1.250%)(c)	3,895	3,941,900
5.57%, 01/17/30	5,525	5,679,121
5.59%, 08/08/28	8,575	8,814,840
6.53%, 11/07/27, (1-year CMT + 1.650%)(c)	7,355	7,540,723
6.61%, 11/07/28(b)	7,215	7,661,751
Bangkok Bank PCL/Hong Kong
4.30%, 06/15/27(a)	2,324	2,304,667
4.45%, 09/19/28(a)	585	578,857
5.30%, 09/21/28(a)	3,881	3,937,431
9.03%, 03/15/29(a)(b)	816	920,856
Bank of America Corp.
1.73%, 07/22/27, (1-day SOFR + 0.960%)(c)	32,726	31,655,774
2.09%, 06/14/29, (1-day SOFR + 1.060%)(c)	17,026	15,805,436
2.50%, 02/13/31, (3-mo. CME Term SOFR + 1.252%)(c)	20,045	18,078,558
2.55%, 02/04/28, (1-day SOFR + 1.050%)(c)	13,608	13,152,556
2.59%, 04/29/31, (1-day SOFR + 2.150%)(c)	12,005	10,831,443
2.88%, 10/22/30, (3-mo. CME Term SOFR + 1.452%)(c)	10,915	10,112,047
3.19%, 07/23/30, (3-mo. CME Term SOFR + 1.442%)(c)	15,129	14,252,417
3.25%, 10/21/27	16,066	15,673,966
3.42%, 12/20/28, (3-mo. CME Term SOFR + 1.302%)(c)	34,477	33,453,168
3.59%, 07/21/28, (3-mo. CME Term SOFR + 1.632%)(c)	12,272	12,009,315
3.71%, 04/24/28, (3-mo. CME Term SOFR + 1.774%)(c)	13,004	12,783,829
3.82%, 01/20/28, (3-mo. CME Term SOFR + 1.837%)(c)	15,495	15,287,194
3.97%, 03/05/29, (3-mo. CME Term SOFR + 1.332%)(c)	14,773	14,508,376
3.97%, 02/07/30, (3-mo. CME Term SOFR + 1.472%)(c)	17,125	16,701,423
4.25%, 10/22/26	11,877	11,826,298
4.27%, 07/23/29, (3-mo. CME Term SOFR + 1.572%)(c)	17,285	17,090,703
4.38%, 04/27/28, (1-day SOFR + 1.580%)(c)	13,407	13,341,575
4.62%, 05/09/29, (1-day SOFR + 1.110%)(c)	17,000	16,995,970
4.95%, 07/22/28, (1-day SOFR + 2.040%)(c)	18,021	18,134,301
4.98%, 01/24/29, (1-day SOFR + 0.830%)(c)	14,430	14,571,338
Security	Par (000)	Value
Banks (continued)
5.16%, 01/24/31, (1-day SOFR + 1.000%)(c)	$21,935	$22,259,998
5.20%, 04/25/29, (1-day SOFR + 1.630%)(c)	19,975	20,298,021
5.82%, 09/15/29, (1-day SOFR + 1.570%)(c)	15,810	16,379,623
5.93%, 09/15/27, (1-day SOFR + 1.340%)(c)	9,080	9,220,507
6.20%, 11/10/28, (1-day SOFR + 1.990%)(c)	11,979	12,402,441
6.22%, 09/15/26	3,134	3,189,628
Series L, 4.18%, 11/25/27	11,331	11,233,113
Bank of America NA, 5.53%, 08/18/26	8,235	8,340,282
Bank of Ireland Group PLC
2.03%, 09/30/27, (1-year CMT + 1.100%)(a)(c)	2,880	2,775,583
5.60%, 03/20/30, (1-day SOFR +1.620%)(a)(b)(c)	6,447	6,583,517
Bank of Montreal
1.25%, 09/15/26	10,326	9,918,250
2.65%, 03/08/27(b)	8,782	8,523,272
3.80%, 12/15/32, (5-year USD Swap + 1.432%)(c)	7,445	7,200,262
4.64%, 09/10/30, (1-day SOFR + 1.250%)(b)(c)	6,542	6,536,953
5.00%, 01/27/29, (1-day SOFR Index + 0.670%)(b)(c)	4,445	4,491,996
5.20%, 02/01/28(b)	6,823	6,955,984
5.27%, 12/11/26	8,202	8,296,954
5.37%, 06/04/27(b)	4,425	4,507,543
5.72%, 09/25/28	6,262	6,490,769
7.70%, 05/26/84, (5-year CMT + 3.452%)(c)	3,930	4,053,567
Series f2f, 4.57%, 09/10/27, (1-day SOFR + 0.880%)(c)	6,740	6,734,505
Series H, 4.70%, 09/14/27(b)	5,893	5,925,756
Bank of New York Mellon Corp. (The)
1.05%, 10/15/26	4,441	4,250,481
1.65%, 07/14/28(b)	3,038	2,815,262
2.05%, 01/26/27(b)	7,302	7,041,918
2.45%, 08/17/26	4,607	4,505,742
3.00%, 10/30/28(b)	3,695	3,527,085
3.25%, 05/16/27	4,405	4,327,306
3.30%, 08/23/29	1,675	1,596,631
3.40%, 01/29/28(b)	4,470	4,381,459
3.44%, 02/07/28, (3-mo. CME Term SOFR + 1.331%)(c)	7,581	7,471,178
3.85%, 04/28/28(b)	5,202	5,176,209
3.85%, 04/26/29(b)	3,090	3,038,461
3.99%, 06/13/28, (1-day SOFR + 1.151%)(b)(c)	2,958	2,935,070
4.54%, 02/01/29, (1-day SOFR + 1.169%)(b)(c)	4,353	4,369,756
4.60%, 07/26/30, (1-day SOFR + 1.755%)(c)	4,315	4,322,230
4.73%, 04/20/29, (1-day SOFR + 1.135%)(c)	3,300	3,328,422
4.89%, 07/21/28, (1-day SOFR + 0.840%)(b)(c)	3,295	3,330,040
4.94%, 02/11/31, (1-day SOFR + 0.887%)(c)	8,790	8,883,453
4.98%, 03/14/30, (1-day SOFR + 1.085%)(b)(c)	3,025	3,076,480
5.80%, 10/25/28, (1-day SOFR Index + 1.802%)(b)(c)	5,680	5,865,043
6.32%, 10/25/29, (1-day SOFR + 1.598%)(c)	6,110	6,461,644
Series J, 1.90%, 01/25/29	2,940	2,697,219
Bank of New Zealand
2.29%, 01/27/27(a)(b)	1,046	1,011,561
4.85%, 02/07/28(a)	4,293	4,336,252

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.08%, 01/30/29(a)(b)	$4,797	$4,883,739
5.70%, 01/28/35, (5-year CMT + 1.300%)(a)(b)(c)	3,400	3,443,345
Bank of Nova Scotia (The)
1.30%, 09/15/26	3,981	3,829,693
1.35%, 06/24/26	2,754	2,667,841
1.95%, 02/02/27(b)	4,174	4,017,007
2.70%, 08/03/26	5,315	5,211,784
2.95%, 03/11/27	3,614	3,524,933
4.40%, 09/08/28, (1-day SOFR + 1.000%)(c)	6,534	6,510,979
4.85%, 02/01/30	7,430	7,509,218
4.93%, 02/14/29, (1-day SOFR + 0.890%)(c)	7,095	7,146,112
5.13%, 02/14/31, (1-day SOFR + 1.070%)(c)	6,135	6,204,939
5.25%, 06/12/28(b)	4,785	4,909,857
5.35%, 12/07/26	6,557	6,637,980
5.40%, 06/04/27	4,615	4,704,580
5.45%, 08/01/29(b)	4,520	4,660,809
7.35%, 04/27/85, (5-year CMT + 2.903%)(b)(c)	5,135	5,149,814
8.00%, 01/27/84, (5-year CMT + 4.017%)(b)(c)	4,125	4,345,947
8.63%, 10/27/82, (5-year CMT + 4.389%)(c)	4,305	4,535,421
Series 2, 3.63%, 10/27/81, (5-year CMT + 2.613%)(b)(c)	3,616	3,340,232
Bank OZK, 2.75%, 10/01/31, (3-mo. CME Term SOFR + 2.090%)(b)(c)	1,305	1,175,818
Banque Federative du Credit Mutuel SA
1.60%, 10/04/26(a)	3,737	3,592,979
4.75%, 07/13/27(a)(b)	5,030	5,039,595
5.09%, 01/23/27(a)(b)	3,825	3,851,068
5.19%, 02/16/28(a)(b)	4,370	4,425,481
5.54%, 01/22/30(a)(b)	5,925	6,105,451
5.79%, 07/13/28(a)(b)	4,847	4,998,390
5.90%, 07/13/26(a)(b)	7,027	7,124,018
Barclays PLC
2.28%, 11/24/27, (1-year CMT + 1.050%)(c)	9,777	9,434,411
4.34%, 01/10/28	7,255	7,198,805
4.84%, 05/09/28(b)	10,410	10,428,554
4.84%, 09/10/28, (1-day SOFR + 1.340%)(c)	5,765	5,776,830
4.94%, 09/10/30, (1-day SOFR + 1.560%)(c)	8,877	8,861,549
4.97%, 05/16/29(c)	9,925	9,969,679
5.09%, 02/25/29, (1-day SOFR + 0.960%)(c)	7,090	7,130,775
5.09%, 06/20/30(c)	8,855	8,820,860
5.37%, 02/25/31, (1-day SOFR + 1.230%)(c)	10,295	10,384,039
5.50%, 08/09/28, (1-year CMT + 2.650%)(c)	9,960	10,107,197
5.67%, 03/12/28, (1-day SOFR +1.490%)(c)	7,245	7,354,305
5.69%, 03/12/30, (1-day SOFR + 1.740%)(c)	11,525	11,815,975
6.49%, 09/13/29, (1-day SOFR + 2.220%)(c)	7,365	7,729,520
6.50%, 09/13/27, (1-day SOFR + 1.880%)(c)	7,780	7,942,808
7.39%, 11/02/28, (1-year CMT + 3.300%)(c)	8,581	9,080,135
BBVA Bancomer SA/Texas, 5.25%, 09/10/29(a)(b)	3,645	3,657,757
BNP Paribas SA
1.68%, 06/30/27, (1-day SOFR + 0.912%)(a)(c)	14,768	14,292,414
1.90%, 09/30/28, (1-day SOFR + 1.609%)(a)(c)	7,810	7,298,627
2.16%, 09/15/29, (1-day SOFR + 1.218%)(a)(c)	8,800	8,076,367
2.59%, 01/20/28, (1-day SOFR + 1.228%)(a)(c)	11,540	11,138,939
Security	Par (000)	Value
Banks (continued)
3.05%, 01/13/31, (1-day SOFR + 1.507%)(a)(c)	$12,242	$11,246,228
3.50%, 11/16/27(a)(b)	8,190	7,960,450
4.38%, 03/01/33, (5-year USD Swap + 1.483%)(a)(b)(c)	8,125	7,904,241
4.40%, 08/14/28(a)(b)	11,780	11,661,837
4.63%, 03/13/27(a)	9,358	9,313,792
4.79%, 05/09/29, (1-day SOFR + 1.450%)(a)(c)	160	159,730
5.09%, 05/09/31, (1-day SOFR + 1.678%)(a)(c)	6,700	6,703,963
5.13%, 01/13/29, (1-year CMT + 1.450%)(a)(c)	10,360	10,466,153
5.18%, 01/09/30, (1-day SOFR + 1.520%)(a)(c)	10,624	10,756,188
5.20%, 01/10/30, (3-mo. CME Term SOFR + 2.829%)(a)(c)	5,280	5,332,037
5.28%, 11/19/30, (1-day SOFR + 1.280%)(a)(c)	10,585	10,687,083
5.34%, 06/12/29, (1-year CMT + 1.500%)(a)(c)	8,860	9,015,527
5.50%, 05/20/30, (1-day SOFR + 1.590%)(a)(c)	9,625	9,807,572
BPCE SA
2.05%, 10/19/27, (1-day SOFR + 1.087%)(a)(c)	5,642	5,431,843
2.70%, 10/01/29(a)	2,505	2,308,857
3.25%, 01/11/28(a)(b)	4,875	4,718,138
3.38%, 12/02/26	3,280	3,227,240
3.50%, 10/23/27(a)	7,695	7,475,644
4.63%, 09/12/28(a)	5,780	5,733,270
4.75%, 07/19/27(a)(b)	4,635	4,658,104
5.13%, 01/18/28(a)(b)	3,468	3,511,370
5.20%, 01/18/27(a)(b)	4,190	4,233,962
5.28%, 05/30/29(a)(b)	4,350	4,437,831
5.39%, 05/28/31, (1-day SOFR + 1.581%)(a)(c)	5,500	5,546,591
5.72%, 01/18/30, (1-year CMT + 1.959%)(a)(b)(c)	6,105	6,238,593
5.88%, 01/14/31, (1-day SOFR + 1.680%)(a)(c)	8,060	8,285,698
6.61%, 10/19/27, (1-day SOFR + 1.980%)(a)(c)	5,957	6,090,522
6.71%, 10/19/29, (1-day SOFR + 2.270%)(a)(b)(c)	6,930	7,291,002
CaixaBank SA
5.67%, 03/15/30, (1-day SOFR Index + 1.780%)(a)(b)(c)	5,595	5,746,326
6.21%, 01/18/29, (1-day SOFR + 2.700%)(a)(c)	10,364	10,716,147
6.68%, 09/13/27, (1-day SOFR + 2.080%)(a)(c)	3,957	4,048,269
Canadian Imperial Bank of Commerce
1.25%, 06/22/26	3,154	3,049,951
3.45%, 04/07/27(b)	5,707	5,607,152
4.51%, 09/11/27, (1-day SOFR + 0.930%)(c)	5,575	5,566,293
4.63%, 09/11/30, (1-day SOFR + 1.335%)(c)	4,495	4,470,497
4.86%, 01/13/28, (1-day SOFR + 0.720%)(c)	5,685	5,709,167
4.86%, 03/30/29, (1-day SOFR + 1.03%)(c)	6,605	6,640,089
5.00%, 04/28/28(b)	5,637	5,728,681
5.24%, 06/28/27	7,720	7,832,991

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.25%, 01/13/31, (1-day SOFR + 1.105%)(c)	$5,320	$5,405,465
5.26%, 04/08/29	6,940	7,101,017
5.62%, 07/17/26	1,645	1,665,787
5.93%, 10/02/26	4,450	4,531,426
5.99%, 10/03/28	4,175	4,365,639
6.95%, 01/28/85, (5-year CMT + 2.833%)(c)	2,210	2,193,595
Capital One NA
2.70%, 02/06/30	2,125	1,928,620
3.45%, 07/27/26	5,834	5,751,300
4.65%, 09/13/28	5,887	5,891,841
CIMB Bank Bhd, 2.13%, 07/20/27(a)(b)	5,330	5,084,563
Citibank NA
4.58%, 05/29/27	14,750	14,771,002
4.84%, 08/06/29(b)	9,594	9,711,716
4.88%, 11/19/27, (1-day SOFR + 0.712%)(c)	13,129	13,176,829
4.91%, 05/29/30	9,780	9,863,233
4.93%, 08/06/26	6,995	7,034,393
5.49%, 12/04/26	11,475	11,640,102
5.80%, 09/29/28	13,930	14,496,967
Citigroup Inc.
2.67%, 01/29/31, (1-day SOFR + 1.146%)(c)	13,970	12,651,804
2.98%, 11/05/30, (1-day SOFR + 1.422%)(b)(c)	14,774	13,671,040
3.07%, 02/24/28, (1-day SOFR + 1.280%)(c)	15,279	14,867,342
3.20%, 10/21/26(b)	17,557	17,240,311
3.52%, 10/27/28, (3-mo. CME Term SOFR + 1.413%)(c)	13,254	12,895,201
3.67%, 07/24/28, (3-mo. CME Term SOFR + 1.652%)(c)	15,010	14,675,907
3.89%, 01/10/28, (3-mo. CME Term SOFR + 1.825%)(c)	16,197	15,984,744
3.98%, 03/20/30, (3-mo. CME Term SOFR + 1.600%)(c)	14,145	13,739,943
4.08%, 04/23/29, (3-mo. CME Term SOFR + 1.454%)(c)	11,895	11,705,837
4.13%, 07/25/28	12,139	11,967,405
4.30%, 11/20/26	5,641	5,612,443
4.41%, 03/31/31, (1-day SOFR + 3.914%)(c)	15,947	15,592,621
4.45%, 09/29/27	22,568	22,475,157
4.54%, 09/19/30, (1-day SOFR + 1.338%)(c)	20,275	20,025,407
4.64%, 05/07/28, (1-day SOFR + 1.143%)(c)	14,775	14,752,234
4.66%, 05/24/28, (1-day SOFR + 1.887%)(b)(c)	9,490	9,486,595
4.79%, 03/04/29, (1-day SOFR + 0.870%)(c)	12,980	12,997,649
4.95%, 05/07/31, (1-day SOFR + 1.463%)(c)	12,360	12,351,563
5.17%, 02/13/30, (1-day SOFR + 1.364%)(c)	17,215	17,436,209
5.59%, 11/19/34, (5-year CMT + 1.280%)(c)	7,150	7,164,133
6.63%, 01/15/28	3,160	3,328,997
Citizens Bank NA, 4.58%, 08/09/28, (1-day SOFR + 2.000%)(c)	3,818	3,809,308
Citizens Financial Group Inc.
2.50%, 02/06/30	2,230	1,994,033
2.85%, 07/27/26	920	901,636
3.25%, 04/30/30	3,300	3,047,294
5.25%, 03/05/31, (1-day SOFR + 1.259%)(c)	4,800	4,805,002
5.84%, 01/23/30, (1-day SOFR + 2.010%)(c)	7,710	7,908,703
Comerica Inc.
3.80%, 07/22/26	965	951,795
4.00%, 02/01/29(b)	3,659	3,544,257
5.98%, 01/30/30, (1-day SOFR + 2.155%)(c)	5,645	5,737,371
Security	Par (000)	Value
Banks (continued)
Commonwealth Bank of Australia
1.13%, 06/15/26(a)(b)	$5,095	$4,930,417
2.55%, 03/14/27(a)(b)	4,557	4,425,949
2.63%, 09/06/26(a)(b)	4,657	4,564,188
3.15%, 09/19/27(a)(b)	4,500	4,397,941
3.61%, 09/12/34, (5-year CMT + 2.050%)(a)(b)(c)	5,365	5,030,986
3.90%, 03/16/28(a)(b)	4,985	4,948,825
4.61%, 03/14/30(a)(b)	4,990	5,038,255
Commonwealth Bank of Australia/New York
4.42%, 03/14/28	4,795	4,822,431
4.58%, 11/27/26(b)	7,500	7,542,178
Cooperatieve Rabobank UA
1.98%, 12/15/27, (1-year CMT + 0.730%)(a)(c)	6,917	6,637,506
3.65%, 04/06/28, (1-year CMT + 1.220%)(a)(c)	6,994	6,876,661
3.75%, 07/21/26(b)	7,446	7,369,796
4.66%, 08/22/28, (1-year CMT + 1.750%)(a)(b)(c)	7,029	7,028,265
4.99%, 05/27/31, (1-year CMT + 0.920%)(a)(c)	4,250	4,262,923
5.45%, 03/05/30, (1-year CMT + 1.120%)(a)(b)(c)	4,500	4,607,665
5.56%, 02/28/29, (1-year CMT + 1.400%)(a)(c)	5,780	5,918,158
Cooperatieve Rabobank UA/NY
4.33%, 08/28/26	890	889,463
4.37%, 05/27/27	3,250	3,259,214
4.49%, 10/17/29(b)	4,640	4,656,329
4.80%, 01/09/29	3,090	3,127,446
4.88%, 01/21/28	3,715	3,774,487
5.04%, 03/05/27	3,517	3,566,462
5.50%, 10/05/26	3,720	3,775,509
Credit Agricole SA
2.02%, 01/11/27(a)(b)	4,407	4,229,463
3.25%, 01/14/30(a)	7,767	7,161,515
4.00%, 01/10/33, (5-year USD Swap + 1.644%)(a)(b)(c)	7,618	7,366,083
4.63%, 09/11/28, (1-day SOFR + 1.210%)(a)(b)(c)	6,899	6,870,117
5.13%, 03/11/27(a)	5,018	5,077,240
5.22%, 05/27/31, (1-day SOFR + 1.460%)(a)(c)	9,000	9,079,003
5.23%, 01/09/29, (1-day SOFR + 1.130%)(a)(c)	4,670	4,719,225
5.30%, 07/12/28(a)(b)	7,225	7,376,073
5.34%, 01/10/30, (1-day SOFR + 1.690%)(a)(b)(c)	5,815	5,906,141
5.59%, 07/05/26(a)	6,042	6,117,771
6.32%, 10/03/29, (1-day SOFR + 1.860%)(a)(c)	10,685	11,171,885
Credit Agricole SA/London, 4.13%, 01/10/27(a)(b)	4,842	4,803,964
Danske Bank A/S
1.55%, 09/10/27, (1-year CMT + 0.730%)(a)(c)	4,974	4,784,834
4.30%, 04/01/28, (1-year CMT + 1.750%)(a)(b)(c)	11,206	11,122,452
4.38%, 06/12/28(a)	3,458	3,432,125

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.61%, 10/02/30, (1-year CMT + 1.100%)(a)(c)	$6,095	$6,028,495
5.43%, 03/01/28, (1-year CMT + 0.950%)(a)(b)(c)	6,039	6,131,399
5.71%, 03/01/30, (1-year CMT + 1.400%)(a)(b)(c)	6,992	7,204,848
Danske Bank AS, 5.02%, 03/04/31, (1-year CMT + 0.930%)(a)(b)(c)	3,835	3,848,496
DBS Group Holdings Ltd.
1.19%, 03/15/27(a)(b)	2,762	2,612,456
4.40%, 03/21/28(a)	470	472,992
Deutsche Bank AG/New York NY
2.31%, 11/16/27, (1-day SOFR + 1.219%)(c)	10,466	10,074,745
2.55%, 01/07/28, (1-day SOFR + 1.318%)(b)(c)	7,493	7,221,443
4.88%, 12/01/32, (5-year USD ICE Swap + 2.553%)(c)	5,890	5,780,328
5.00%, 09/11/30, (1-day SOFR + 1.700%)(c)	7,600	7,566,564
5.30%, 05/09/31, (1-day SOFR + 1.720%)(c)	7,350	7,360,162
5.37%, 09/09/27	2,150	2,192,444
5.37%, 01/10/29, (1-day SOFR + 1.210%)(c)	7,335	7,417,980
5.41%, 05/10/29	5,937	6,111,015
5.71%, 02/08/28, (1-day SOFR + 1.594%)(c)	5,790	5,861,709
6.72%, 01/18/29, (1-day SOFR + 3.180%)(b)(c)	8,702	9,081,453
6.82%, 11/20/29, (1-day SOFR + 2.510%)(b)(c)	8,730	9,237,289
7.15%, 07/13/27, (1-day SOFR + 2.520%)(c)	6,460	6,613,344
DNB Bank ASA
1.61%, 03/30/28, (1-year CMT + 0.680%)(a)(b)(c)	4,005	3,795,531
4.85%, 11/05/30, (1-day SOFR + 1.050%)(a)(b)(c)	8,942	8,981,569
Federation des Caisses Desjardins du Quebec
4.55%, 08/23/27(a)	3,218	3,217,987
5.25%, 04/26/29(a)(b)	5,645	5,749,073
5.70%, 03/14/28(a)(b)	4,374	4,506,476
Fifth Third Bancorp
1.71%, 11/01/27, (1-day SOFR + 0.685%)(b)(c)	11,580	11,114,185
2.55%, 05/05/27	3,979	3,829,750
3.95%, 03/14/28	3,760	3,711,170
4.06%, 04/25/28, (1-day SOFR + 1.355%)(b)(c)	1,580	1,562,773
4.77%, 07/28/30, (1-day SOFR Index + 2.127%)(c)	5,465	5,446,947
4.90%, 09/06/30, (1-day SOFR + 1.486%)(c)	4,230	4,240,130
6.34%, 07/27/29, (1-day SOFR + 2.340%)(c)	7,592	7,941,540
6.36%, 10/27/28, (1-day SOFR Index + 2.192%)(c)	5,481	5,682,157
Fifth Third Bank NA
2.25%, 02/01/27(b)	3,562	3,436,011
4.97%, 01/28/28, (1-day SOFR + 0.810%)(c)	4,230	4,246,863
First Citizens BancShares Inc./NC, 5.23%, 03/12/31, (1-day SOFR + 1.410%)(c)	2,825	2,813,528
First Horizon Bank, 5.75%, 05/01/30	2,000	2,013,015
First Horizon Corp., 5.51%, 03/07/31, (1-day SOFR + 1.766%)(c)	300	301,724
First-Citizens Bank & Trust Co., 6.13%, 03/09/28(b)	2,148	2,224,190
Security	Par (000)	Value
Banks (continued)
FNB Corp./PA, 5.72%, 12/11/30, (1-day SOFR Index + 1.930%)(c)	$3,599	$3,560,456
Goldman Sachs Group Inc. (The)
1.54%, 09/10/27, (1-day SOFR + 0.818%)(b)(c)	15,799	15,170,144
1.95%, 10/21/27, (1-day SOFR + 0.913%)(c)	23,278	22,420,876
2.60%, 02/07/30	8,840	8,076,045
2.64%, 02/24/28, (1-day SOFR + 1.114%)(c)	17,049	16,470,236
3.50%, 11/16/26	15,762	15,530,801
3.62%, 03/15/28, (1-day SOFR + 1.846%)(c)	18,346	18,017,913
3.69%, 06/05/28, (3-mo. CME Term SOFR + 1.772%)(c)	14,009	13,752,956
3.80%, 03/15/30(b)	11,358	10,957,741
3.81%, 04/23/29, (3-mo. CME Term SOFR + 1.420%)(c)	14,010	13,704,351
3.85%, 01/26/27	13,913	13,790,665
4.22%, 05/01/29, (3-mo. CME Term SOFR + 1.563%)(c)	19,628	19,425,665
4.39%, 06/15/27, (1-day SOFR + 1.510%)(c)	4,042	4,030,529
4.48%, 08/23/28, (1-day SOFR + 1.725%)(c)	14,590	14,541,643
4.69%, 10/23/30, (1-day SOFR + 1.135%)(c)	12,975	12,928,501
4.94%, 04/23/28, (1-day SOFR + 1.319%)(c)	7,340	7,377,383
5.05%, 07/23/30, (1-day SOFR + 1.210%)(c)	18,629	18,788,140
5.21%, 01/28/31, (1-day SOFR + 1.078%)(b)(c)	15,810	16,031,740
5.22%, 04/23/31, (1-day SOFR + 1.580%)(c)	20,050	20,342,229
5.73%, 04/25/30, (1-day SOFR +1.265%)(c)	14,267	14,745,204
5.95%, 01/15/27(b)	4,938	5,066,129
6.48%, 10/24/29, (1-day SOFR + 1.770%)(c)	15,825	16,694,864
HSBC Holdings PLC
2.01%, 09/22/28, (1-day SOFR + 1.732%)(c)	11,720	11,017,668
2.21%, 08/17/29, (1-day SOFR + 1.285%)(c)	12,038	11,094,601
2.25%, 11/22/27, (1-day SOFR + 1.100%)(b)(c)	5,932	5,714,077
3.97%, 05/22/30, (3-mo. CME Term SOFR + 1.872%)(c)	17,096	16,485,256
4.04%, 03/13/28, (3-mo. CME Term SOFR + 1.808%)(c)	15,465	15,282,747
4.58%, 06/19/29, (3-mo. CME Term SOFR + 1.796%)(b)(c)	17,240	17,123,907
4.76%, 06/09/28, (1-day SOFR + 2.110%)(c)	13,561	13,548,599
4.90%, 03/03/29, (1-day SOFR + 1.030%)(c)	9,115	9,135,723
4.95%, 03/31/30	8,755	8,829,624
5.13%, 11/19/28, (1-day SOFR + 1.040%)(c)	8,700	8,764,122
5.13%, 03/03/31, (1-day SOFR + 1.290%)(c)	11,460	11,489,130
5.21%, 08/11/28, (1-day SOFR + 2.610%)(b)(c)	13,809	13,951,432
5.24%, 05/13/31, (1-day SOFR + 1.570%)(b)(c)	11,100	11,150,069
5.29%, 11/19/30, (1-day SOFR + 1.290%)(c)	15,105	15,255,041
5.55%, 03/04/30, (1-day SOFR + 1.460%)(c)	8,615	8,810,079
5.60%, 05/17/28, (1-day SOFR + 1.060%)(c)	11,224	11,390,742
5.89%, 08/14/27, (1-day SOFR + 1.570%)(c)	13,700	13,869,980
6.16%, 03/09/29, (1-day SOFR + 1.970%)(c)	11,050	11,424,515
7.39%, 11/03/28, (1-day SOFR + 3.350%)(b)(c)	13,504	14,280,745
HSBC USA Inc.
4.65%, 06/03/28	4,000	4,011,244
5.29%, 03/04/27(b)	7,335	7,442,351
Huntington Bancshares Inc./Ohio
2.55%, 02/04/30	1,436	1,297,855

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.44%, 08/04/28, (1-day SOFR + 1.970%)(b)(c)	$3,899	$3,893,000
5.27%, 01/15/31, (1-day SOFR + 1.276%)(c)	8,915	9,011,551
6.21%, 08/21/29, (1-day SOFR + 2.020%)(c)	7,542	7,861,562
Huntington National Bank (The)
4.55%, 05/17/28, (1-day SOFR Index + 1.650%)(c)	4,120	4,109,451
4.87%, 04/12/28, (1-day SOFR + 0.720%)(c)	5,050	5,061,938
5.65%, 01/10/30(b)	5,165	5,321,010
ICICI Bank Ltd./Dubai, 3.80%, 12/14/27(a)	335	326,987
Industrial & Commercial Bank of China Ltd./New York, 3.54%, 11/08/27(b)	7,919	7,767,187
ING Groep NV
3.95%, 03/29/27(b)	8,054	7,975,141
4.02%, 03/28/28, (1-day SOFR + 1.830%)(c)	6,265	6,193,635
4.05%, 04/09/29	5,933	5,812,547
4.55%, 10/02/28	7,452	7,442,341
4.86%, 03/25/29, (1-day SOFR + 1.010%)(b)(c)	6,315	6,339,976
5.07%, 03/25/31, (1-day SOFR Index + 1.230%)(c)	5,785	5,817,651
5.34%, 03/19/30, (1-day SOFR + 1.440%)(b)(c)	8,835	9,005,515
6.08%, 09/11/27, (1-day SOFR + 1.560%)(c)	6,400	6,514,625
Intercorp Peru Ltd., 3.88%, 08/15/29(a)(b)	1,260	1,169,595
Intesa Sanpaolo SpA
3.88%, 07/14/27(a)(b)	2,253	2,213,827
3.88%, 01/12/28(a)(b)	2,202	2,146,162
Series NR, 4.00%, 09/23/29(a)	2,000	1,926,796
JPMorgan Chase & Co.
1.05%, 06/23/27(b)	30	29,025
1.47%, 09/22/27, (1-day SOFR + 0.765%)(c)	16,678	16,016,342
2.07%, 06/01/29, (1-day SOFR + 1.015%)(c)	11,969	11,132,008
2.18%, 06/01/28, (1-day SOFR + 1.890%)(c)	9,871	9,419,114
2.52%, 04/22/31, (1-day SOFR + 2.040%)(c)	16,100	14,529,260
2.74%, 10/15/30, (3-mo. CME Term SOFR + 1.510%)(c)	20,750	19,127,319
2.95%, 10/01/26	18,670	18,335,303
2.95%, 02/24/28, (1-day SOFR + 1.170%)(c)	10,337	10,062,787
2.96%, 05/13/31, (3-mo. CME Term SOFR + 2.515%)(c)	780	710,197
3.51%, 01/23/29, (3-mo. CME Term SOFR + 1.207%)(c)	12,815	12,468,665
3.54%, 05/01/28, (3-mo. CME Term SOFR + 1.642%)(c)	14,787	14,516,385
3.63%, 12/01/27(b)	7,995	7,852,369
3.70%, 05/06/30, (3-mo. CME Term SOFR + 1.422%)(c)	13,310	12,848,928
3.78%, 02/01/28, (3-mo. CME Term SOFR + 1.599%)(c)	16,472	16,252,860
4.01%, 04/23/29, (3-mo. CME Term SOFR + 1.382%)(c)	13,360	13,156,367
4.13%, 12/15/26	12,559	12,502,106
4.20%, 07/23/29, (3-mo. CME Term SOFR + 1.522%)(c)	15,255	15,094,115
4.25%, 10/01/27(b)	9,690	9,690,044
4.32%, 04/26/28, (1-day SOFR + 1.560%)(c)	18,662	18,579,628
4.45%, 12/05/29, (3-mo. CME Term SOFR + 1.592%)(c)	15,126	15,024,495
4.49%, 03/24/31, (3-mo. CME Term SOFR + 3.790%)(c)	17,177	16,973,200
Security	Par (000)	Value
Banks (continued)
4.51%, 10/22/28, (1-day SOFR + 0.860%)(c)	$12,480	$12,454,368
4.57%, 06/14/30, (1-day SOFR + 1.750%)(c)	11,465	11,418,322
4.60%, 10/22/30, (1-day SOFR + 1.040%)(c)	17,035	16,934,133
4.85%, 07/25/28, (1-day SOFR + 1.990%)(c)	21,181	21,288,169
4.92%, 01/24/29, (1-day SOFR + 0.800%)(c)	12,370	12,478,090
4.98%, 07/22/28, (1-day SOFR + 0.930%)(c)	11,225	11,313,300
5.00%, 07/22/30, (1-day SOFR +1.125%)(c)	20,708	20,901,346
5.01%, 01/23/30, (1-day SOFR + 1.310%)(b)(c)	15,343	15,524,931
5.04%, 01/23/28, (1-day SOFR + 1.190%)(c)	14,920	15,026,453
5.10%, 04/22/31, (1-day SOFR + 1.435%)(c)	14,315	14,522,686
5.14%, 01/24/31, (1-day SOFR + 1.010%)(c)	15,372	15,610,580
5.30%, 07/24/29, (1-day SOFR + 1.450%)(b)(c)	15,192	15,500,002
5.57%, 04/22/28, (1-day SOFR + 0.930%)(c)	14,838	15,109,220
5.58%, 04/22/30, (1-day SOFR +1.160%)(c)	15,504	16,004,074
6.07%, 10/22/27, (1-day SOFR + 1.330%)(c)	11,690	11,932,712
6.09%, 10/23/29, (1-day SOFR + 1.570%)(c)	13,857	14,470,667
7.63%, 10/15/26(b)	6,812	7,101,093
8.00%, 04/29/27	7,237	7,705,329
JPMorgan Chase Bank NA, 5.11%, 12/08/26	18,180	18,384,417
KBC Group NV
4.93%, 10/16/30, (1-year CMT + 1.070%)(a)(b)(c)	7,735	7,761,585
5.80%, 01/19/29, (1-year CMT + 2.100%)(a)(c)	5,945	6,106,946
KEB Hana Bank
1.25%, 12/16/26(a)	2,585	2,461,785
3.25%, 03/30/27(a)	2,635	2,579,689
3.50%, (5-year CMT + 2.409%)(a)(c)(d)	1,170	1,132,097
5.38%, 04/23/27(a)(b)	685	696,406
5.38%, 04/23/29(a)	620	638,181
5.75%, 10/24/28(a)(b)	560	582,193
KeyBank NA/Cleveland OH
3.90%, 04/13/29	2,075	1,977,139
5.85%, 11/15/27(b)	6,243	6,403,956
6.95%, 02/01/28(b)	1,870	1,962,920
KeyCorp
2.25%, 04/06/27(b)	4,738	4,535,015
2.55%, 10/01/29(b)	4,996	4,554,027
4.10%, 04/30/28(b)	4,800	4,732,595
5.12%, 04/04/31, (1-day SOFR Index + 1.227%)(b)(c)	4,855	4,844,664
Kookmin Bank
2.38%, 02/15/27(a)	60	58,001
4.63%, 04/21/28(a)(b)	3,313	3,328,298
5.25%, 05/08/29(a)	280	287,278
5.38%, 05/08/27(a)(b)	985	1,001,923
Lloyds Banking Group PLC
3.57%, 11/07/28(b)(c)	10,267	9,992,016
3.75%, 01/11/27	7,767	7,671,967
3.75%, 03/18/28, (1-year CMT + 1.800%)(b)(c)	5,855	5,760,204
4.38%, 03/22/28	8,397	8,344,628
4.55%, 08/16/28(b)	7,690	7,655,216
5.09%, 11/26/28, (1-year CMT + 0.850%)(c)	6,990	7,052,918
5.46%, 01/05/28, (1-year CMT + 1.375%)(b)(c)	8,749	8,848,545
5.72%, 06/05/30, (1-year CMT + 1.070%)(c)	9,045	9,331,002
5.87%, 03/06/29, (1-year CMT + 1.700%)(c)	7,330	7,544,840
5.99%, 08/07/27, (1-year CMT + 1.480%)(c)	8,720	8,841,667

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
M&T Bank Corp.
4.55%, 08/16/28, (1-day SOFR Index + 1.780%)(b)(c)	$3,165	$3,154,293
4.83%, 01/16/29, (1-day SOFR + 0.930%)(b)(c)	3,040	3,045,998
7.41%, 10/30/29, (1-day SOFR + 2.800%)(b)(c)	6,137	6,623,592
Macquarie Bank Ltd.
5.21%, 06/15/26(a)(b)	1,660	1,673,634
5.27%, 07/02/27(a)(b)	4,955	5,043,513
5.39%, 12/07/26(a)	5,107	5,180,912
Macquarie Group Ltd.
1.63%, 09/23/27, (1-day SOFR + 0.910%)(a)(b)(c)	4,580	4,400,473
1.94%, 04/14/28, (1-day SOFR + 0.995%)(a)(b)(c)	2,888	2,743,533
3.76%, 11/28/28, (3-mo. CME Term SOFR + 1.634%)(a)(c)	4,930	4,810,107
4.10%, 06/21/28, (1-day SOFR + 2.125%)(a)(b)(c)	2,945	2,905,114
4.65%, 03/27/29, (3-mo. CME Term SOFR + 1.989%)(a)(b)(c)	2,000	1,991,318
5.03%, 01/15/30, (3-mo. CME Term SOFR + 2.012%)(a)(b)(c)	5,216	5,244,279
Manufacturers & Traders Trust Co.
3.40%, 08/17/27	3,235	3,138,149
4.70%, 01/27/28	7,158	7,187,318
Mitsubishi UFJ Financial Group Inc.
1.54%, 07/20/27, (1-year CMT + 0.750%)(c)	13,013	12,566,878
1.64%, 10/13/27, (1-year CMT + 0.670%)(c)	7,398	7,104,767
2.34%, 01/19/28, (1-year CMT + 0.830%)(c)	8,195	7,901,134
2.56%, 02/25/30	6,496	5,904,323
2.76%, 09/13/26(b)	4,986	4,878,476
3.20%, 07/18/29	10,525	9,958,240
3.29%, 07/25/27	6,420	6,281,053
3.68%, 02/22/27(b)	4,797	4,736,087
3.74%, 03/07/29(b)	9,560	9,316,701
3.96%, 03/02/28(b)	5,188	5,131,620
4.05%, 09/11/28(b)	2,325	2,302,253
4.08%, 04/19/28, (1-year CMT + 1.300%)(c)	4,932	4,881,774
5.02%, 07/20/28, (1-year CMT + 1.950%)(c)	7,850	7,916,962
5.16%, 04/24/31, (1-year CMT + 1.170%)(c)	5,305	5,378,253
5.20%, 01/16/31, (1-year CMT + 0.780%)(c)	6,650	6,755,625
5.24%, 04/19/29, (1-year CMT + 1.700%)(c)	4,537	4,618,133
5.26%, 04/17/30, (1-year CMT + 0.820%)(c)	5,940	6,050,213
5.35%, 09/13/28, (1-year CMT + 1.900%)(c)	7,505	7,635,183
5.42%, 02/22/29, (1-year CMT + 1.380%)(c)	6,745	6,882,831
5.48%, 02/22/31, (1-year CMT + 1.530%)(b)(c)	2,795	2,870,710
Mizuho Financial Group Inc.
1.55%, 07/09/27, (1-year CMT + 0.750%)(c)	5,160	4,988,532
2.59%, 05/25/31, (3-mo. CME Term SOFR + 1.332%)(c)	2,150	1,935,418
2.84%, 09/13/26	3,194	3,129,497
2.87%, 09/13/30, (3-mo. CME Term SOFR + 1.572%)(c)	1,970	1,826,561
3.15%, 07/16/30, (3-mo. CME Term SOFR + 1.392%)(c)	5,077	4,762,835
3.17%, 09/11/27	6,215	6,045,972
3.26%, 05/22/30, (1-year CMT + 1.250%)(b)(c)	2,950	2,789,849
Security	Par (000)	Value
Banks (continued)
3.66%, 02/28/27	$1,135	$1,118,682
4.02%, 03/05/28(b)	7,090	7,023,145
4.25%, 09/11/29, (3-mo. CME Term SOFR + 1.532%)(c)	5,955	5,873,121
5.10%, 05/13/31, (1-year CMT + 0.820%)(c)	3,725	3,764,221
5.38%, 05/26/30, (1-year CMT + 1.120%)(c)	4,960	5,062,489
5.38%, 07/10/30, (1-year CMT + 1.080%)(c)	5,120	5,224,777
5.41%, 09/13/28, (1-year CMT + 2.050%)(b)(c)	5,710	5,812,687
5.67%, 05/27/29, (1-year CMT + 1.500%)(b)(c)	5,995	6,180,274
5.74%, 05/27/31, (1-year CMT + 1.650%)(c)	1,500	1,556,234
5.78%, 07/06/29, (1-year CMT + 1.650%)(c)	8,585	8,864,915
Morgan Stanley
1.51%, 07/20/27, (1-day SOFR + 0.858%)(c)	17,840	17,213,161
2.48%, 01/21/28, (1-day SOFR + 1.000%)(c)	13,203	12,746,376
2.70%, 01/22/31, (1-day SOFR + 1.143%)(c)	21,505	19,617,926
3.13%, 07/27/26	17,915	17,641,403
3.59%, 07/22/28(c)	15,709	15,358,831
3.62%, 04/01/31, (1-day SOFR + 3.120%)(c)	12,520	11,871,067
3.63%, 01/20/27	17,330	17,115,047
3.77%, 01/24/29, (3-mo. CME Term SOFR + 1.402%)(c)	17,355	16,982,674
3.95%, 04/23/27	11,470	11,364,912
4.21%, 04/20/28, (1-day SOFR + 1.610%)(c)	14,705	14,594,407
4.35%, 09/08/26	13,975	13,918,186
4.43%, 01/23/30, (3-mo. CME Term SOFR + 1.890%)(c)	17,025	16,883,651
4.65%, 10/18/30, (1-day SOFR + 1.100%)(c)	19,065	18,937,853
4.99%, 04/12/29, (1-day SOFR + 1.380%)(c)	6,985	7,050,408
5.04%, 07/19/30, (1-day SOFR + 1.215%)(c)	16,285	16,446,730
5.12%, 02/01/29, (1-day SOFR + 1.730%)(c)	14,385	14,558,413
5.16%, 04/20/29, (1-day SOFR + 1.590%)(c)	15,453	15,668,656
5.17%, 01/16/30, (1-day SOFR + 1.450%)(c)	12,818	13,014,953
5.19%, 04/17/31, (1-day SOFR + 1.510%)(c)	19,205	19,485,463
5.23%, 01/15/31, (1-day SOFR + 1.108%)(c)	15,075	15,297,711
5.45%, 07/20/29, (1-day SOFR + 1.630%)(c)	12,403	12,686,424
5.65%, 04/13/28, (1-day SOFR +1.010%)(c)	8,435	8,590,788
5.66%, 04/18/30, (1-day SOFR + 1.260%)(c)	14,445	14,911,579
6.25%, 08/09/26(b)	5,544	5,659,004
6.30%, 10/18/28, (1-day SOFR + 2.240%)(c)	11,433	11,857,870
6.41%, 11/01/29, (1-day SOFR + 1.830%)(c)	11,710	12,343,961
Morgan Stanley Bank NA
4.45%, 10/15/27, (1-day SOFR + 0.680%)(c)	10,880	10,872,680
4.95%, 01/14/28, (1-day SOFR + 1.080%)(c)	9,227	9,282,439
4.97%, 07/14/28, (1-day SOFR + 0.930%)(b)(c)	9,100	9,177,271
5.02%, 01/12/29, (1-day SOFR + 0.906%)(c)	11,485	11,600,384
5.50%, 05/26/28, (1-day SOFR + 0.865%)(c)	12,431	12,654,164
5.88%, 10/30/26	8,985	9,163,163
National Australia Bank Ltd.
1.89%, 01/12/27(a)(b)	6,465	6,234,275
3.50%, 01/10/27(a)(b)	4,059	4,012,173
3.93%, 08/02/34, (5-year CMT + 1.880%)(a)(b)(c)	9,005	8,574,269
National Australia Bank Ltd./New York
2.50%, 07/12/26(b)	6,194	6,077,345
3.91%, 06/09/27(b)	6,731	6,692,057
4.50%, 10/26/27(b)	5,888	5,921,001
4.79%, 01/10/29(b)	5,847	5,943,466
4.90%, 06/13/28(b)	5,985	6,101,099

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.90%, 01/14/30(b)	$4,492	$4,590,755
4.94%, 01/12/28(b)	6,410	6,531,194
5.09%, 06/11/27	5,105	5,184,562
National Bank of Canada
4.50%, 10/10/29	6,660	6,594,857
4.95%, 02/01/28, (1-day SOFR + 0.795%)(b)(c)	3,662	3,677,785
5.60%, 07/02/27, (1-day SOFR + 1.036%)(b)(c)	3,170	3,199,395
5.60%, 12/18/28(b)	6,215	6,420,418
National Securities Clearing Corp.
4.35%, 05/20/27(a)	1,525	1,528,876
4.70%, 05/20/30(a)	2,115	2,130,121
4.90%, 06/26/29(a)	3,845	3,913,131
5.00%, 05/30/28(a)	3,830	3,898,550
5.10%, 11/21/27(a)(b)	3,849	3,926,785
5.15%, 06/26/26(a)	3,250	3,278,654
NatWest Group PLC
1.64%, 06/14/27, (1-year CMT + 0.900%)(b)(c)	8,587	8,320,209
3.07%, 05/22/28, (1-year CMT + 2.550%)(b)(c)	6,058	5,875,215
4.45%, 05/08/30(b)(c)	7,339	7,216,788
4.89%, 05/18/29(b)(c)	10,215	10,248,746
4.96%, 08/15/30, (1-year CMT + 1.220%)(c)	7,490	7,504,363
5.08%, 01/27/30(c)	9,915	9,973,122
5.12%, 05/23/31, (1-year CMT + 1.050%)(c)	5,600	5,621,762
5.52%, 09/30/28, (1-year CMT + 2.270%)(c)	6,595	6,703,894
5.58%, 03/01/28, (1-year CMT + 1.100%)(b)(c)	4,945	5,013,722
5.81%, 09/13/29, (1-year CMT + 1.950%)(c)	7,347	7,574,444
6.48%, 06/01/34, (5-year CMT + 2.200%)(c)	5,805	6,027,081
NatWest Markets PLC
1.60%, 09/29/26(a)	4,442	4,273,301
4.79%, 03/21/28(a)	4,245	4,265,022
5.02%, 03/21/30(a)	5,685	5,719,768
5.41%, 05/17/29(a)	5,960	6,111,774
5.42%, 05/17/27(a)(b)	4,295	4,372,594
NBK SPC Ltd.
1.63%, 09/15/27, (1-day SOFR + 1.050%)(a)(c)	2,113	2,024,243
5.50%, 06/06/30, (1-day SOFR + 1.160%)(a)(c)	4,070	4,161,860
NBK Tier 1 Ltd., 3.63%, (6-year CMT + 2.875%)(a)(b)(c)(d)	2,020	1,951,400
NongHyup Bank
1.25%, 07/28/26(a)	1,060	1,020,024
4.25%, 07/06/27(a)	3,000	2,985,452
4.88%, 07/03/28(a)(b)	4,200	4,240,803
Nordea Bank Abp
1.50%, 09/30/26(a)(b)	8,291	7,965,803
4.38%, 03/17/28(a)	545	546,241
4.38%, 09/10/29(a)(b)	4,504	4,480,518
4.63%, 09/13/33, (5-year USD Swap + 1.690%)(a)(b)(c)	1,240	1,222,734
5.00%, 03/19/27(a)(b)	2,262	2,286,248
5.38%, 09/22/27(a)(b)	5,778	5,885,443
Norinchukin Bank (The)
1.28%, 09/22/26(a)(b)	5,955	5,687,439
4.87%, 09/14/27(a)(b)	2,810	2,811,672
5.09%, 10/16/29(a)(b)	3,000	3,009,608
Security	Par (000)	Value
Banks (continued)
5.43%, 03/09/28(a)(b)	$3,380	$3,427,859
Northern Trust Corp.
1.95%, 05/01/30	3,395	3,010,441
3.15%, 05/03/29(b)	3,165	3,035,475
3.38%, 05/08/32(b)(c)	2,367	2,287,412
3.65%, 08/03/28	3,395	3,335,454
4.00%, 05/10/27(b)	5,952	5,933,115
PNC Bank NA
2.70%, 10/22/29	2,165	1,992,199
3.10%, 10/25/27	6,150	5,977,044
3.25%, 01/22/28	4,445	4,323,453
4.05%, 07/26/28	7,455	7,346,574
PNC Financial Services Group Inc. (The)
1.15%, 08/13/26	3,707	3,567,656
2.55%, 01/22/30	12,472	11,394,011
2.60%, 07/23/26	5,877	5,765,542
3.15%, 05/19/27(b)	4,578	4,477,180
3.45%, 04/23/29(b)	8,710	8,401,211
4.90%, 05/13/31, (1-day SOFR + 1.333%)(c)	6,660	6,666,655
5.10%, 07/23/27, (1-day SOFR + 0.796%)(c)	7,390	7,433,466
5.22%, 01/29/31, (1-day SOFR + 1.072%)(b)(c)	6,825	6,935,017
5.30%, 01/21/28, (1-day SOFR + 1.342%)(c)	6,990	7,070,408
5.35%, 12/02/28, (1-day SOFR + 1.620%)(b)(c)	5,695	5,798,328
5.49%, 05/14/30, (1-day SOFR + 1.198%)(c)	10,271	10,561,986
5.58%, 06/12/29, (1-day SOFR + 1.841%)(c)	14,354	14,769,581
6.62%, 10/20/27, (1-day SOFR Index + 1.730%)(c)	8,489	8,727,932
Regions Financial Corp.
1.80%, 08/12/28(b)	3,595	3,286,621
5.72%, 06/06/30, (1-day SOFR +1.490%)(c)	4,892	5,003,086
Rheinland-Pfalz Bank, 6.88%, 02/23/28(a)(b)(e)	15	15,824
Royal Bank of Canada
1.15%, 07/14/26	12,520	12,093,272
1.40%, 11/02/26(b)	4,915	4,724,241
2.05%, 01/21/27	2,795	2,697,788
3.63%, 05/04/27(b)	6,880	6,787,872
4.24%, 08/03/27	7,178	7,161,087
4.51%, 10/18/27, (1-day SOFR Index + 0.720%)(c)	4,180	4,181,461
4.52%, 10/18/28, (1-day SOFR Index + 0.860%)(c)	4,850	4,846,165
4.65%, 10/18/30, (1-day SOFR Index + 1.080%)(c)	12,745	12,690,923
4.72%, 03/27/28, (1-day SOFR Index + 0.810%)(c)	7,050	7,073,963
4.88%, 01/19/27	7,235	7,294,432
4.90%, 01/12/28	4,304	4,365,075
4.95%, 02/01/29	5,822	5,926,314
4.97%, 01/24/29, (1-day SOFR + 0.830%)(c)	8,980	9,069,378
4.97%, 08/02/30, (1-day SOFR + 1.000%)(c)	8,460	8,524,374
4.97%, 05/02/31, (1-day SOFR Index + 1.130%)(c)	7,200	7,246,914
5.07%, 07/23/27, (1-day SOFR + 0.790%)(c)	6,988	7,034,187
5.15%, 02/04/31, (1-day SOFR + 1.030%)(c)	12,550	12,728,703
5.20%, 07/20/26	5,635	5,686,669
5.20%, 08/01/28	6,150	6,295,139
6.00%, 11/01/27	7,631	7,908,020
7.50%, 05/02/84, (5-year CMT + 2.887%)(c)	3,905	4,059,607

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Santander Holdings USA Inc.
2.49%, 01/06/28, (1-day SOFR + 1.249%)(c)	$5,902	$5,671,134
3.24%, 10/05/26	4,379	4,292,153
4.40%, 07/13/27	5,868	5,816,787
5.35%, 09/06/30, (1-day SOFR + 1.940%)(c)	6,665	6,700,729
5.47%, 03/20/29, (1-day SOFR + 1.610%)(b)(c)	4,170	4,203,588
5.74%, 03/20/31, (1-day SOFR + 1.878%)(c)	5,205	5,259,030
6.12%, 05/31/27, (1-day SOFR + 1.232%)(b)(c)	1,970	1,987,580
6.17%, 01/09/30, (1-day SOFR + 2.500%)(c)	5,880	6,066,396
6.50%, 03/09/29, (1-day SOFR + 2.356%)(c)	5,505	5,702,368
6.57%, 06/12/29, (1-day SOFR + 2.700%)(b)(c)	3,184	3,304,137
Santander U.K. Group Holdings PLC
1.67%, 06/14/27, (1-day SOFR + 0.989%)(c)	6,047	5,842,095
2.47%, 01/11/28, (1-day SOFR + 1.220%)(c)	6,927	6,658,422
3.82%, 11/03/28(c)	7,079	6,885,489
4.86%, 09/11/30, (1-day SOFR Index + 1.554%)(c)	4,945	4,896,707
5.69%, 04/15/31, (1-day SOFR Index + 1.524%)(c)	4,320	4,418,243
6.53%, 01/10/29, (1-day SOFR + 2.600%)(c)	7,498	7,784,958
Shinhan Bank Co. Ltd.
1.38%, 10/21/26(a)(b)	924	885,467
3.75%, 09/20/27(a)(b)	2,215	2,160,949
4.00%, 04/23/29(a)	2,015	1,942,852
4.50%, 04/12/28(a)	3,082	3,082,629
4.63%, 05/13/30(a)	50	50,481
Shinhan Financial Group Co. Ltd., 5.00%, 07/24/28(a)	3,430	3,464,851
Skandinaviska Enskilda Banken AB
1.20%, 09/09/26(a)(b)	3,189	3,063,114
5.13%, 03/05/27(a)(b)	2,705	2,739,749
5.38%, 03/05/29(a)(b)	4,957	5,081,548
Societe Generale SA
1.79%, 06/09/27, (1-year CMT + 1.000%)(a)(c)	6,564	6,358,088
2.80%, 01/19/28, (1-year CMT + 1.300%)(a)(c)	6,720	6,486,146
3.00%, 01/22/30(a)(b)	7,200	6,612,464
4.00%, 01/12/27(a)(b)	2,829	2,792,218
4.25%, 08/19/26(a)(b)	4,676	4,631,601
4.68%, 06/15/27(a)(b)	4,080	4,088,246
4.75%, 09/14/28(a)(b)	4,015	4,018,336
5.25%, 02/19/27(a)	5,595	5,627,850
5.25%, 05/22/29, (1-day SOFR + 1.420%)(a)(c)	5,600	5,625,312
5.50%, 04/13/29, (1-year CMT + 1.200%)(a)(c)	5,900	5,971,349
5.51%, 05/22/31, (1-day SOFR + 1.650%)(a)(c)	5,600	5,641,291
5.52%, 01/19/28, (1-year CMT + 1.500%)(a)(c)	6,317	6,364,277
5.63%, 01/19/30, (1-year CMT + 1.750%)(a)(b)(c)	5,785	5,882,953
6.45%, 01/10/29, (1-year CMT + 2.550%)(a)(c)	6,750	6,984,436
Standard Chartered Bank/New York, 4.85%, 12/03/27	1,635	1,647,996
Security	Par (000)	Value
Banks (continued)
Standard Chartered PLC
2.61%, 01/12/28, (1-year CMT + 1.180%)(a)(b)(c)	$7,169	$6,923,056
4.30%, 02/19/27(a)	7,370	7,293,070
4.31%, 05/21/30(a)(b)(c)	5,786	5,645,867
4.64%, 04/01/31, (1-year CMT + 3.850%)(a)(c)	10,310	10,094,088
4.87%, 03/15/33, (5-year USD ICE Swap + 1.970%)(a)(c)	2,130	2,103,721
5.01%, 10/15/30, (1-year CMT + 1.150%)(a)(b)(c)	9,395	9,387,302
5.24%, 05/13/31, (1-year CMT + 1.350%)(a)(c)	5,815	5,831,569
5.55%, 01/21/29, (1-year CMT + 1.050%)(a)(c)	5,570	5,660,360
5.69%, 05/14/28, (1-year CMT + 1.050%)(a)(c)	5,900	5,988,757
6.19%, 07/06/27, (1-year CMT + 1.850%)(a)(c)	5,262	5,336,902
6.30%, 01/09/29, (1-year CMT + 2.450%)(a)(c)	8,522	8,811,590
6.75%, 02/08/28, (1-year CMT + 1.850%)(a)(c)	3,565	3,668,655
7.02%, 02/08/30, (1-year CMT + 2.200%)(a)(c)	4,750	5,068,858
7.77%, 11/16/28, (1-year CMT + 3.450%)(a)(c)	5,375	5,737,255
State Street Bank & Trust Co.
4.59%, 11/25/26	7,430	7,463,040
4.78%, 11/23/29	5,620	5,687,808
State Street Corp.
1.68%, 11/18/27, (1-day SOFR + 0.560%)(c)	3,375	3,248,808
2.20%, 02/07/28, (1-day SOFR + 0.730%)(c)	4,220	4,068,809
2.40%, 01/24/30(b)	4,880	4,487,724
3.03%, 11/01/34, (1-day SOFR + 1.490%)(c)	3,295	3,003,568
3.15%, 03/30/31, (1-day SOFR + 2.650%)(b)(c)	2,790	2,615,891
4.14%, 12/03/29, (3-mo. CME Term SOFR + 1.292%)(b)(c)	2,766	2,738,177
4.33%, 10/22/27	7,829	7,846,618
4.53%, 02/20/29, (1-day SOFR + 1.018%)(c)	7,355	7,377,091
4.54%, 02/28/28(b)	6,250	6,298,647
4.54%, 04/24/28, (1-day SOFR + 0.950%)(c)	2,655	2,660,927
4.73%, 02/28/30	4,460	4,487,156
4.83%, 04/24/30	5,780	5,829,599
4.99%, 03/18/27	6,932	7,014,847
5.27%, 08/03/26	8,250	8,331,368
5.68%, 11/21/29, (1-day SOFR + 1.484%)(c)	6,257	6,506,367
5.82%, 11/04/28, (1-day SOFR + 1.715%)(b)(c)	3,248	3,354,270
Sumitomo Mitsui Financial Group Inc.
1.40%, 09/17/26	10,562	10,149,295
1.90%, 09/17/28	11,680	10,748,688
2.17%, 01/14/27(b)	1,950	1,881,379
2.47%, 01/14/29	3,215	2,992,592
2.63%, 07/14/26	12,267	12,019,842
2.72%, 09/27/29(b)	3,420	3,182,004
2.75%, 01/15/30	8,485	7,797,985
3.01%, 10/19/26	7,202	7,062,794
3.04%, 07/16/29	15,903	14,949,139
3.35%, 10/18/27(b)	4,060	3,959,772

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
3.36%, 07/12/27	$10,001	$9,793,528
3.45%, 01/11/27(b)	6,682	6,582,209
3.54%, 01/17/28	4,168	4,076,764
3.94%, 07/19/28	4,219	4,157,647
4.31%, 10/16/28(b)	3,600	3,585,766
5.24%, 04/15/30(b)	3,400	3,471,607
5.32%, 07/09/29	5,885	6,031,749
5.52%, 01/13/28	10,619	10,900,484
5.71%, 01/13/30	5,905	6,148,973
5.72%, 09/14/28(b)	6,547	6,777,019
5.80%, 07/13/28	4,415	4,578,069
5.88%, 07/13/26	3,310	3,359,115
Sumitomo Mitsui Trust Bank Ltd.
1.35%, 09/16/26(a)(b)	1,398	1,343,239
2.80%, 03/10/27(a)(b)	7,790	7,569,413
4.45%, 09/10/27(a)	4,795	4,793,992
4.50%, 03/13/28(a)	2,790	2,790,490
4.50%, 09/10/29(a)(b)	3,905	3,885,887
4.70%, 03/13/30(a)	3,225	3,234,044
4.95%, 09/15/27(a)	2,059	2,078,529
5.20%, 03/07/27(a)	4,000	4,049,308
5.20%, 03/07/29(a)	4,590	4,676,945
5.50%, 03/09/28(a)(b)	3,560	3,652,250
5.55%, 09/14/28(a)(b)	3,110	3,204,105
5.65%, 09/14/26(a)(b)	1,390	1,409,611
Svenska Handelsbanken AB
1.42%, 06/11/27, (1-year CMT + 0.630%)(a)(b)(c)	5,619	5,437,137
3.95%, 06/10/27(a)(b)	3,920	3,891,644
4.38%, 05/23/28(a)	3,565	3,574,641
5.13%, 05/28/27(a)(b)	3,525	3,581,399
5.25%, 06/15/26(a)(b)	925	933,729
5.50%, 06/15/28(a)(b)	6,762	6,950,304
Swedbank AB
1.54%, 11/16/26(a)(b)	13,968	13,414,373
5.00%, 11/20/29(a)(b)	5,422	5,517,901
5.08%, 05/21/30(a)	2,875	2,899,144
5.34%, 09/20/27(a)(b)	4,870	4,948,341
5.41%, 03/14/29(a)(b)	4,550	4,644,267
5.47%, 06/15/26(a)(b)	2,456	2,483,233
6.14%, 09/12/26(a)	3,930	4,009,116
Synchrony Bank, 5.63%, 08/23/27(b)	3,523	3,570,572
Synovus Bank, 5.63%, 02/15/28	3,256	3,268,784
Synovus Financial Corp., 6.17%, 11/01/30, (1-day SOFR +2.347%)(b)(c)	3,455	3,498,179
Toronto-Dominion Bank (The)
1.25%, 09/10/26(b)	8,134	7,807,830
1.95%, 01/12/27	4,212	4,048,665
2.80%, 03/10/27	6,589	6,407,161
3.63%, 09/15/31, (5-year USD Swap + 2.205%)(c)	8,646	8,489,367
4.11%, 06/08/27	8,180	8,117,774
4.57%, 12/17/26	9,196	9,207,459
4.57%, 06/02/28	3,925	3,927,575
4.69%, 09/15/27(b)	9,570	9,612,444
4.78%, 12/17/29(b)	7,477	7,505,970
4.81%, 06/03/30	3,925	3,928,653
4.86%, 01/31/28	7,855	7,931,223
4.98%, 04/05/27	5,070	5,112,416
4.99%, 04/05/29(b)	5,255	5,331,512
5.15%, 09/10/34, (5-year CMT + 1.500%)(c)	5,810	5,757,950
Security	Par (000)	Value
Banks (continued)
5.16%, 01/10/28	$8,110	$8,252,956
5.26%, 12/11/26	5,480	5,541,470
5.52%, 07/17/28(b)	7,262	7,481,300
5.53%, 07/17/26	10,670	10,787,957
7.25%, 07/31/84, (5-year CMT + 2.977%)(b)(c)	3,615	3,693,160
8.13%, 10/31/82, (5-year CMT + 4.075%)(c)	9,990	10,462,837
Truist Bank
2.25%, 03/11/30(b)	7,360	6,506,662
3.80%, 10/30/26	4,218	4,163,842
Truist Financial Corp.
1.13%, 08/03/27	4,390	4,103,375
1.89%, 06/07/29, (1-day SOFR + 0.862%)(b)(c)	5,921	5,472,956
3.88%, 03/19/29(b)	3,435	3,330,433
4.12%, 06/06/28, (1-day SOFR + 1.368%)(c)	4,945	4,906,737
4.87%, 01/26/29, (1-day SOFR + 1.435%)(c)	8,622	8,669,080
5.07%, 05/20/31, (1-day SOFR + 1.309%)(c)	7,425	7,458,060
5.44%, 01/24/30, (1-day SOFR + 1.620%)(c)	8,840	9,038,720
6.05%, 06/08/27, (1-day SOFR + 2.050%)(c)	7,492	7,588,723
7.16%, 10/30/29, (1-day SOFR + 2.446%)(c)	10,224	11,006,540
U.S. Bancorp
2.22%, 01/27/28, (1-day SOFR + 0.730%)(c)	7,905	7,611,099
3.00%, 07/30/29	3,245	3,041,991
3.90%, 04/26/28(b)	4,853	4,808,945
4.55%, 07/22/28, (1-day SOFR + 1.660%)(c)	10,627	10,617,745
4.65%, 02/01/29, (1-day SOFR + 1.230%)(c)	10,017	10,034,381
5.05%, 02/12/31, (1-day SOFR + 1.061%)(c)	9,280	9,345,358
5.08%, 05/15/31, (1-day SOFR + 1.296%)(c)	1,290	1,300,566
5.10%, 07/23/30, (1-day SOFR + 1.250%)(c)	9,340	9,455,540
5.38%, 01/23/30, (1-day SOFR + 1.560%)(c)	8,780	8,979,994
5.78%, 06/12/29, (1-day SOFR + 2.020%)(c)	10,193	10,522,186
6.79%, 10/26/27, (1-day SOFR + 1.880%)(b)(c)	3,385	3,485,381
Series V, 2.38%, 07/22/26	8,001	7,839,876
Series X, 3.15%, 04/27/27(b)	8,557	8,382,303
U.S. Bank NA/Cincinnati OH, 4.51%, 10/22/27, (1-day SOFR + 0.690%)(c)	6,460	6,452,377
UBS AG/London, 5.65%, 09/11/28	8,620	8,942,245
UBS AG/Stamford CT
1.25%, 08/07/26	9,892	9,528,392
4.86%, 01/10/28, (1-day SOFR + 0.720%)(b)(c)	3,130	3,145,522
5.00%, 07/09/27(b)	6,542	6,614,344
7.50%, 02/15/28(b)	14,875	15,986,840
UBS Group AG
1.49%, 08/10/27, (1-year CMT + 0.850%)(a)(b)(c)	12,415	11,944,469
3.13%, 08/13/30(a)(c)	9,915	9,264,906
3.87%, 01/12/29(a)(c)	12,050	11,795,067
4.19%, 04/01/31, (1-day SOFR + 3.730%)(a)(c)	15,990	15,495,845
4.25%, 03/23/28(a)	11,840	11,706,642
4.28%, 01/09/28(a)	13,290	13,150,545
4.70%, 08/05/27, (1-year CMT + 2.050%)(a)(b)(c)	10,575	10,567,019
4.75%, 05/12/28, (1-year CMT + 1.750%)(a)(c)	7,360	7,368,473
5.43%, 02/08/30, (1-year CMT + 1.520%)(a)(b)(c)	10,080	10,281,449

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.62%, 09/13/30, (1-year USD ICE Swap + 1.340%)(a)(b)(c)	$10,560	$10,875,863
6.25%, 09/22/29, (1-year CMT + 1.800%)(a)(c)	8,550	8,945,867
6.33%, 12/22/27, (1-year CMT + 1.600%)(a)(c)	7,550	7,727,792
6.44%, 08/11/28, (1-day SOFR + 3.700%)(a)(c)	10,256	10,617,565
UniCredit SpA
1.98%, 06/03/27, (1-year CMT + 1.200%)(a)(b)(c)	3,618	3,513,372
4.63%, 04/12/27(a)	100	99,483
5.86%, 06/19/32, (5-year USD ICE Swap + 3.703%)(a)(c)	740	741,853
7.30%, 04/02/34, (5-year USD ICE Swap + 4.914%)(a)(c)	3,480	3,644,239
United Overseas Bank Ltd.
2.00%, 10/14/31, (5-year CMT + 1.230%)(a)(b)(c)	4,300	4,137,767
3.86%, 10/07/32, (5-year CMT + 1.450%)(a)(b)(c)	6,487	6,343,069
Wachovia Corp., 7.57%, 08/01/26(b)(e)	3,468	3,576,038
Webster Financial Corp., 4.10%, 03/25/29(b)	1,555	1,508,085
Wells Fargo & Co.
2.39%, 06/02/28, (1-day SOFR + 2.100%)(c)	18,363	17,575,140
2.57%, 02/11/31, (3-mo. CME Term SOFR + 1.262%)(c)	17,135	15,480,235
2.88%, 10/30/30, (3-mo. CME Term SOFR + 1.432%)(c)	22,117	20,410,244
3.00%, 10/23/26	19,561	19,165,664
3.53%, 03/24/28, (1-day SOFR + 1.510%)(c)	22,731	22,294,488
3.58%, 05/22/28, (3-mo. CME Term SOFR + 1.572%)(c)	17,102	16,756,498
4.15%, 01/24/29	14,519	14,337,434
4.30%, 07/22/27	14,082	14,017,141
4.48%, 04/04/31, (3-mo. CME Term SOFR + 4.032%)(c)	10,465	10,290,220
4.81%, 07/25/28, (1-day SOFR + 1.980%)(c)	17,553	17,601,211
4.97%, 04/23/29, (1-day SOFR + 1.370%)(c)	19,122	19,264,317
5.15%, 04/23/31, (1-day SOFR + 1.500%)(c)	18,210	18,427,994
5.20%, 01/23/30, (1-day SOFR + 1.500%)(c)	15,695	15,951,537
5.24%, 01/24/31, (1-day SOFR + 1.110%)(c)	20,403	20,706,826
5.57%, 07/25/29, (1-day SOFR + 1.740%)(c)	24,072	24,695,183
5.71%, 04/22/28, (1-day SOFR +1.070%)(c)	18,320	18,658,490
6.30%, 10/23/29, (1-day SOFR + 1.790%)(b)(c)	15,715	16,491,166
Series B, 7.95%, 11/15/29(b)	1,675	1,864,274
Series W, 4.90%, 01/24/28, (1-day SOFR + 0.780%)(c)	12,640	12,686,714
Wells Fargo Bank NA
5.25%, 12/11/26	12,310	12,467,096
5.45%, 08/07/26	11,894	12,025,697
Western Alliance Bancorp, 3.00%, 06/15/31, (3-mo. CME Term SOFR + 2.250%)(c)	3,010	2,778,952
Westpac Banking Corp.
1.95%, 11/20/28	7,359	6,816,554
2.65%, 01/16/30(b)	5,035	4,672,522
2.70%, 08/19/26	4,894	4,806,033
3.35%, 03/08/27	5,426	5,344,409
3.40%, 01/25/28(b)	5,770	5,660,660
4.04%, 08/26/27	6,050	6,036,499
Security	Par (000)	Value
Banks (continued)
4.11%, 07/24/34, (5-year CMT + 2.000%)(c)	$6,730	$6,444,130
4.32%, 11/23/31, (5-year USD ICE Swap + 2.236%)(c)	8,503	8,415,522
4.60%, 10/20/26	3,755	3,773,953
5.05%, 04/16/29	4,495	4,610,839
5.46%, 11/18/27	6,719	6,910,321
5.54%, 11/17/28(b)	7,272	7,582,392
Westpac New Zealand Ltd.
4.90%, 02/15/28(a)	4,353	4,393,802
4.94%, 02/27/30(a)(b)	5,780	5,836,104
5.13%, 02/26/27(a)	3,235	3,268,886
5.20%, 02/28/29(a)(b)	4,820	4,916,169
Wintrust Financial Corp., 4.85%, 06/06/29(b)	1,025	980,887
Woori Bank
2.00%, 01/20/27(a)(b)	959	922,967
4.75%, 01/24/27(a)(b)	745	748,300
4.75%, 01/24/29(a)	2,470	2,483,960
4.88%, 01/26/28(a)	2,790	2,814,665
5.13%, 08/06/28(a)	2,095	2,104,110
6.38%, , (5-year CMT +2.277%)(a)(c)(d)	2,375	2,406,854
Zions Bancorp NA, 3.25%, 10/29/29	2,080	1,878,447
		6,429,051,959
Beverages — 1.3%
Anheuser-Busch InBev Worldwide Inc., 4.75%, 01/23/29	12,533	12,709,129
Bacardi Ltd.
2.75%, 07/15/26(a)	705	689,131
4.70%, 05/15/28(a)(b)	4,075	4,065,767
Bacardi Ltd./Bacardi-Martini BV, 5.25%, 01/15/29(a)(b)	1,230	1,237,643
Bacardi-Martini BV, 5.55%, 02/01/30(a)	3,955	4,028,260
Coca-Cola Co. (The)
1.00%, 03/15/28(b)	7,380	6,815,645
1.45%, 06/01/27(b)	8,818	8,394,064
1.50%, 03/05/28(b)	4,340	4,056,918
2.13%, 09/06/29(b)	7,255	6,694,868
2.90%, 05/25/27(b)	3,011	2,947,856
3.38%, 03/25/27(b)	5,790	5,725,497
3.45%, 03/25/30	5,597	5,412,698
Coca-Cola Consolidated Inc., 5.25%, 06/01/29	4,875	4,986,476
Coca-Cola Europacific Partners PLC, 1.50%, 01/15/27(a)(b)	3,243	3,090,748
Coca-Cola Femsa SAB de CV, 2.75%, 01/22/30	4,375	4,036,468
Coca-Cola Icecek A/S, 4.50%, 01/20/29(a)(b)	460	442,223
Constellation Brands Inc.
2.88%, 05/01/30	1,230	1,126,469
3.15%, 08/01/29(b)	5,420	5,101,468
3.50%, 05/09/27	3,159	3,093,460
3.60%, 02/15/28(b)	4,036	3,946,307
3.70%, 12/06/26(b)	3,484	3,443,123
4.35%, 05/09/27(b)	3,631	3,620,101
4.65%, 11/15/28(b)	3,375	3,377,399
4.80%, 01/15/29	2,830	2,845,979
4.80%, 05/01/30(b)	2,400	2,397,762
Diageo Capital PLC
2.00%, 04/29/30(b)	3,400	3,027,585
2.38%, 10/24/29	6,610	6,084,052
3.88%, 05/18/28(b)	2,940	2,909,349
5.30%, 10/24/27(b)	4,650	4,748,237
5.38%, 10/05/26(b)	4,730	4,782,954

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Beverages (continued)
Heineken NV, 3.50%, 01/29/28(a)	$7,140	$6,977,482
JDE Peet's NV, 1.38%, 01/15/27(a)	4,622	4,364,160
Keurig Dr Pepper Inc.
2.55%, 09/15/26	2,473	2,412,541
3.20%, 05/01/30(b)	2,430	2,266,322
3.43%, 06/15/27	3,058	2,998,188
3.95%, 04/15/29(b)	5,842	5,708,388
4.35%, 05/15/28	2,340	2,331,836
4.60%, 05/25/28(b)	6,707	6,733,401
4.60%, 05/15/30	2,895	2,881,616
5.05%, 03/15/29	4,650	4,720,832
5.10%, 03/15/27(b)	5,529	5,581,418
Molson Coors Beverage Co., 3.00%, 07/15/26	11,304	11,114,310
PepsiCo Inc.
1.63%, 05/01/30	3,000	2,633,845
2.38%, 10/06/26	5,634	5,503,405
2.63%, 03/19/27	2,939	2,862,021
2.63%, 07/29/29(b)	6,494	6,091,664
2.75%, 03/19/30	6,768	6,301,981
3.00%, 10/15/27	8,625	8,401,467
3.60%, 02/18/28	4,451	4,397,575
4.40%, 02/07/27	2,845	2,855,719
4.45%, 02/07/28(b)	4,565	4,606,922
4.45%, 05/15/28	3,817	3,858,997
4.50%, 07/17/29	5,635	5,691,227
4.60%, 02/07/30(b)	7,030	7,103,712
5.13%, 11/10/26	3,984	4,035,154
7.00%, 03/01/29(b)	3,375	3,693,341
Pepsico Singapore Financing I Pte Ltd.
4.55%, 02/16/29(b)	2,920	2,947,389
4.65%, 02/16/27(b)	3,184	3,209,010
Pernod Ricard International Finance LLC, 1.25%, 04/01/28(a)(b)	3,924	3,588,738
Pernod Ricard SA, 3.25%, 06/08/26(a)(b)	3,619	3,566,791
Suntory Holdings Ltd., 5.12%, 06/11/29(a)	3,760	3,824,938
		269,102,026
Biotechnology — 0.6%
Amgen Inc.
1.65%, 08/15/28	7,360	6,754,222
2.20%, 02/21/27	9,915	9,552,232
2.45%, 02/21/30	8,060	7,313,315
2.60%, 08/19/26(b)	7,122	6,975,032
3.00%, 02/22/29	4,200	3,983,885
3.20%, 11/02/27	4,125	4,012,136
4.05%, 08/18/29	7,440	7,292,214
5.15%, 03/02/28	21,550	21,944,019
5.25%, 03/02/30(b)	16,335	16,747,558
Biogen Inc., 2.25%, 05/01/30(b)	7,745	6,869,829
Bio-Rad Laboratories Inc., 3.30%, 03/15/27	2,536	2,471,596
CSL Finance PLC
3.85%, 04/27/27(a)(b)	3,005	2,967,619
4.05%, 04/27/29(a)(b)	2,266	2,230,532
Gilead Sciences Inc.
1.20%, 10/01/27(b)	4,659	4,359,177
2.95%, 03/01/27(b)	7,287	7,147,056
4.80%, 11/15/29	5,085	5,155,741
Illumina Inc.
4.65%, 09/09/26(b)	2,909	2,905,433
5.75%, 12/13/27	3,540	3,608,309
Security	Par (000)	Value
Biotechnology (continued)
Royalty Pharma PLC
1.75%, 09/02/27(b)	$6,248	$5,879,576
5.15%, 09/02/29	2,820	2,851,647
		131,021,128
Building Materials — 0.5%
Carrier Global Corp.
2.49%, 02/15/27	4,861	4,709,586
2.72%, 02/15/30	12,427	11,443,173
Cemex SAB de CV, 5.45%, 11/19/29(a)	3,845	3,844,077
CRH America Finance Inc.
3.40%, 05/09/27(a)(b)	3,267	3,197,454
3.95%, 04/04/28(a)(b)	5,123	5,037,148
CRH SMW Finance DAC
5.13%, 01/09/30	8,055	8,183,133
5.20%, 05/21/29	4,817	4,907,796
Fortune Brands Innovations Inc., 3.25%, 09/15/29(b)	4,560	4,285,165
Holcim Finance U.S. LLC
3.50%, 09/22/26(a)	2,046	2,015,643
4.60%, 04/07/27(a)	1,165	1,166,166
4.70%, 04/07/28(a)(b)	1,345	1,351,880
4.95%, 04/07/30(a)	5,710	5,746,657
James Hardie International Finance DAC, 5.00%, 01/15/28(a)	175	171,355
Johnson Controls International PLC/Tyco Fire & Security Finance SCA, 5.50%, 04/19/29	4,850	5,002,089
Lennox International Inc.
1.70%, 08/01/27	1,778	1,667,738
5.50%, 09/15/28	3,445	3,538,405
Martin Marietta Materials Inc.
3.45%, 06/01/27	1,485	1,451,529
3.50%, 12/15/27(b)	2,870	2,799,855
Series CB, 2.50%, 03/15/30(b)	2,150	1,954,902
Masco Corp.
1.50%, 02/15/28	3,915	3,602,786
3.50%, 11/15/27	1,230	1,196,582
Mohawk Industries Inc., 5.85%, 09/18/28(b)	3,895	4,023,118
Owens Corning
3.40%, 08/15/26(b)	1,855	1,827,328
3.50%, 02/15/30	2,910	2,750,968
3.95%, 08/15/29(b)	3,300	3,195,415
5.50%, 06/15/27(b)	2,845	2,886,027
Trane Technologies Financing Ltd., 3.80%, 03/21/29	4,630	4,549,061
Trane Technologies Global Holding Co. Ltd., 3.75%, 08/21/28(b)	3,480	3,416,434
Vulcan Materials Co.
3.90%, 04/01/27	2,171	2,151,019
4.95%, 12/01/29	3,715	3,762,125
		105,834,614
Chemicals — 1.1%
Air Liquide Finance SA
2.25%, 09/10/29(a)(b)	3,455	3,177,152
2.50%, 09/27/26(a)(b)	5,438	5,311,433
Air Products and Chemicals Inc.
1.85%, 05/15/27(b)	4,158	3,977,582
2.05%, 05/15/30	3,065	2,730,300
4.60%, 02/08/29	5,026	5,078,841
Albemarle Corp., 4.65%, 06/01/27(b)	4,205	4,156,085
Alpek SAB de CV, 4.25%, 09/18/29(a)(b)	2,720	2,547,415

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chemicals (continued)
Bayport Polymers LLC, 4.74%, 04/14/27(a)(b)	$1,165	$1,162,166
Cabot Corp.
3.40%, 09/15/26(b)	1,498	1,470,725
4.00%, 07/01/29(b)	2,475	2,392,577
CF Industries Inc., 4.50%, 12/01/26(a)(b)	4,326	4,311,860
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP
3.40%, 12/01/26(a)(b)	4,224	4,157,092
3.70%, 06/01/28(a)(b)	3,390	3,313,477
4.75%, 05/15/30(a)(b)	2,450	2,464,174
Dow Chemical Co. (The)
4.80%, 11/30/28(b)	4,143	4,172,468
7.38%, 11/01/29(b)	3,898	4,285,308
DuPont de Nemours Inc., 4.73%, 11/15/28	13,485	13,656,634
Eastman Chemical Co.
4.50%, 12/01/28(b)	3,555	3,537,617
5.00%, 08/01/29(b)	4,985	5,007,406
Ecolab Inc.
1.65%, 02/01/27(b)	2,996	2,872,393
2.70%, 11/01/26	4,311	4,215,927
3.25%, 12/01/27	3,040	2,971,805
4.30%, 06/15/28	525	526,558
4.80%, 03/24/30	1,765	1,792,672
5.25%, 01/15/28(b)	2,905	2,980,507
EQUATE Petrochemical Co. KSC, 4.25%, 11/03/26(a)	6,746	6,673,771
FMC Corp.
3.20%, 10/01/26	2,853	2,788,236
3.45%, 10/01/29	3,215	2,960,787
5.15%, 05/18/26(b)	2,925	2,941,302
Huntsman International LLC, 4.50%, 05/01/29	4,464	4,176,796
International Flavors & Fragrances Inc.
1.83%, 10/15/27(a)(b)	4,591	4,284,236
4.45%, 09/26/28(b)	1,520	1,506,416
Kraton Corp., 5.00%, 07/15/27(a)	2,225	2,245,431
LG Chem Ltd.
1.38%, 07/07/26(a)	4,270	4,110,785
3.63%, 04/15/29(a)(b)	1,600	1,519,436
LYB Finance Co. BV, 8.10%, 03/15/27(a)(b)	3,740	3,935,703
LYB International Finance II BV, 3.50%, 03/02/27(b)	3,500	3,427,645
Ma'aden Sukuk Ltd., 5.25%, 02/13/30(a)	4,955	5,007,548
MEGlobal BV, 2.63%, 04/28/28(a)	4,525	4,241,635
Mosaic Co. (The)
4.05%, 11/15/27	4,175	4,119,529
5.38%, 11/15/28	2,775	2,822,864
Nutrien Ltd.
2.95%, 05/13/30	1,155	1,060,291
4.00%, 12/15/26	2,439	2,417,109
4.20%, 04/01/29	4,850	4,772,836
4.50%, 03/12/27	2,345	2,342,641
4.90%, 03/27/28(b)	4,451	4,497,728
5.20%, 06/21/27(b)	2,370	2,398,425
Orbia Advance Corp. SAB de CV
1.88%, 05/11/26(a)	3,579	3,510,562
4.00%, 10/04/27(a)(b)	3,020	2,962,091
6.80%, 05/13/30(a)	500	502,225
PPG Industries Inc.
2.80%, 08/15/29(b)	2,280	2,124,833
3.75%, 03/15/28(b)	4,405	4,321,353
Rohm & Haas Co., 7.85%, 07/15/29	60	66,495
Security	Par (000)	Value
Chemicals (continued)
RPM International Inc.
3.75%, 03/15/27	$2,354	$2,316,738
4.55%, 03/01/29(b)	2,725	2,703,861
SABIC Capital II BV, 4.50%, 10/10/28(a)(b)	6,790	6,736,244
Sherwin-Williams Co. (The)
2.30%, 05/15/30(b)	1,000	892,796
2.95%, 08/15/29	5,200	4,862,536
3.45%, 06/01/27	10,037	9,850,952
4.55%, 03/01/28(b)	1,605	1,612,696
Sociedad Quimica y Minera de Chile SA, 4.25%, 05/07/29(a)(b)	2,790	2,709,287
Syensqo Finance America LLC, 5.65%, 06/04/29(a)(b)	3,975	4,066,356
Syngenta Finance NV, 5.18%, 04/24/28(a)(b)	2,715	2,723,657
Westlake Corp., 3.60%, 08/15/26	4,488	4,424,510
Yara International ASA
3.80%, 06/06/26(a)	2,174	2,149,042
4.75%, 06/01/28(a)(b)	4,745	4,729,944
		229,787,502
Commercial Services — 1.1%
Adani Ports & Special Economic Zone Ltd.
4.00%, 07/30/27(a)(b)	1,935	1,854,465
4.20%, 08/04/27(a)	4,210	4,047,662
4.38%, 07/03/29(a)	4,435	4,125,113
Ashtead Capital Inc.
1.50%, 08/12/26(a)(b)	3,023	2,906,936
4.00%, 05/01/28(a)	3,545	3,468,555
4.25%, 11/01/29(a)	3,975	3,861,555
4.38%, 08/15/27(a)	4,870	4,837,358
Automatic Data Processing Inc., 1.70%, 05/15/28	5,244	4,905,700
Block Financial LLC, 2.50%, 07/15/28	1,040	967,659
Cintas Corp. No. 2
3.70%, 04/01/27	6,502	6,433,587
4.20%, 05/01/28(b)	2,605	2,600,715
CK Hutchison International 23 Ltd., 4.75%, 04/21/28(a)(b)	6,570	6,588,737
DP World Crescent Ltd.
3.75%, 01/30/30(a)(b)	3,340	3,156,671
4.85%, 09/26/28(a)(b)	6,010	6,000,925
Element Fleet Management Corp.
5.04%, 03/25/30(a)	3,575	3,558,477
5.64%, 03/13/27(a)	5,445	5,523,758
6.27%, 06/26/26(a)	4,165	4,226,231
6.32%, 12/04/28(a)(b)	4,725	4,957,098
Equifax Inc.
3.10%, 05/15/30(b)	1,340	1,236,533
3.25%, 06/01/26(b)	1,605	1,580,190
4.80%, 09/15/29	4,415	4,406,299
5.10%, 12/15/27(b)	4,925	4,973,167
5.10%, 06/01/28	4,743	4,799,880
ERAC USA Finance LLC
3.30%, 12/01/26(a)	3,953	3,885,442
4.60%, 05/01/28(a)(b)	5,840	5,874,522
5.00%, 02/15/29(a)(b)	4,650	4,732,284
Experian Finance PLC
2.75%, 03/08/30(a)	1,315	1,210,633
4.25%, 02/01/29(a)	3,455	3,416,156
Global Payments Inc.
2.15%, 01/15/27(b)	4,226	4,058,355
2.90%, 05/15/30	3,485	3,157,839

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services (continued)
3.20%, 08/15/29	$7,797	$7,293,405
4.45%, 06/01/28(b)	3,390	3,359,594
4.95%, 08/15/27(b)	1,519	1,525,816
5.30%, 08/15/29	3,385	3,414,375
GXO Logistics Inc.
1.65%, 07/15/26(b)	2,306	2,220,137
6.25%, 05/06/29(b)	3,742	3,831,174
Kaspi.KZ JSC, 6.25%, 03/26/30(a)	365	361,352
Leland Stanford Junior University (The), 1.29%, 06/01/27(b)	2,197	2,077,729
Moody's Corp.
3.25%, 01/15/28	2,390	2,330,801
4.25%, 02/01/29	2,980	2,960,009
PayPal Holdings Inc.
2.65%, 10/01/26	7,111	6,959,013
2.85%, 10/01/29(b)	9,445	8,832,380
3.90%, 06/01/27(b)	3,225	3,204,720
4.45%, 03/06/28	1,930	1,938,549
President and Fellows of Harvard College, 4.89%, 03/15/30	90	91,631
Quanta Services Inc., 4.75%, 08/09/27(b)	915	918,754
RELX Capital Inc.
3.00%, 05/22/30	4,422	4,125,390
4.00%, 03/18/29	5,862	5,783,937
4.75%, 03/27/30	2,415	2,434,743
Rentokil Terminix Funding LLC, 5.00%, 04/28/30(a)	3,905	3,892,122
S&P Global Inc.
2.45%, 03/01/27	7,192	6,976,199
2.50%, 12/01/29(b)	3,565	3,290,335
2.70%, 03/01/29	7,320	6,898,860
2.95%, 01/22/27	2,637	2,584,017
4.25%, 05/01/29(b)	5,505	5,471,569
4.75%, 08/01/28	3,070	3,100,667
Transurban Finance Co. Pty. Ltd., 3.38%, 03/22/27(a)(b)	2,654	2,602,907
UL Solutions Inc., 6.50%, 10/20/28(a)(b)	2,170	2,267,558
United Rentals North America Inc., 6.00%, 12/15/29(a)(b)	8,390	8,532,664
Verisk Analytics Inc., 4.13%, 03/15/29(b)	4,000	3,939,891
Yale University, Series 2020, 1.48%, 04/15/30	65	57,221
		230,630,021
Computers — 1.8%
Accenture Capital Inc.
3.90%, 10/04/27	6,404	6,357,622
4.05%, 10/04/29	7,710	7,612,158
Apple Inc.
1.20%, 02/08/28	14,771	13,711,174
1.40%, 08/05/28	13,490	12,423,389
1.65%, 05/11/30	7,695	6,799,782
2.05%, 09/11/26(b)	11,387	11,092,648
2.20%, 09/11/29(b)	10,932	10,088,686
2.45%, 08/04/26	12,572	12,333,432
2.90%, 09/12/27(b)	11,963	11,671,422
3.00%, 06/20/27	8,333	8,169,146
3.00%, 11/13/27(b)	9,251	9,043,490
3.20%, 05/11/27(b)	11,742	11,546,863
3.25%, 08/08/29	6,430	6,211,895
3.35%, 02/09/27(b)	15,311	15,133,336
4.00%, 05/10/28	9,013	9,023,793
4.00%, 05/12/28(b)	7,020	7,014,283
Security	Par (000)	Value
Computers (continued)
4.15%, 05/10/30	$270	$271,057
4.20%, 05/12/30	5,750	5,733,716
Booz Allen Hamilton Inc.
3.88%, 09/01/28(a)(b)	4,375	4,189,717
4.00%, 07/01/29(a)(b)	3,175	3,017,354
CGI Inc.
1.45%, 09/14/26(b)	3,412	3,277,257
4.95%, 03/14/30(a)	3,995	3,994,663
Dell Inc., 7.10%, 04/15/28(b)	1,990	2,114,088
Dell International LLC/EMC Corp.
4.35%, 02/01/30(b)	4,060	3,989,539
4.75%, 04/01/28	4,925	4,947,618
4.90%, 10/01/26	9,607	9,632,995
5.00%, 04/01/30	6,130	6,161,574
5.25%, 02/01/28(b)	5,809	5,925,157
5.30%, 10/01/29	10,835	11,055,518
6.10%, 07/15/27(b)	2,977	3,060,695
DXC Technology Co.
1.80%, 09/15/26	3,972	3,821,136
2.38%, 09/15/28(b)	4,110	3,765,531
Gartner Inc.
3.63%, 06/15/29(a)(b)	4,015	3,806,810
4.50%, 07/01/28(a)(b)	2,883	2,848,795
Genpact Luxembourg SARL/Genpact USA Inc., 6.00%, 06/04/29	2,595	2,674,993
Hewlett Packard Enterprise Co.
4.40%, 09/25/27(b)	7,375	7,365,410
4.45%, 09/25/26	7,097	7,086,627
4.55%, 10/15/29	12,137	12,034,912
5.25%, 07/01/28(b)	3,742	3,812,835
HP Inc.
1.45%, 06/17/26	2,920	2,823,718
3.00%, 06/17/27(b)	5,735	5,546,228
4.00%, 04/15/29	6,035	5,847,356
4.75%, 01/15/28	5,294	5,312,227
5.40%, 04/25/30(b)	2,680	2,713,570
IBM International Capital Pte Ltd.
4.60%, 02/05/27(b)	2,947	2,956,255
4.60%, 02/05/29(b)	3,112	3,122,195
International Business Machines Corp.
1.70%, 05/15/27	7,457	7,094,409
1.95%, 05/15/30(b)	5,900	5,203,003
2.20%, 02/09/27(b)	4,112	3,966,306
3.30%, 01/27/27	2,976	2,925,714
3.50%, 05/15/29	18,780	18,112,572
4.15%, 07/27/27(b)	4,943	4,919,462
4.50%, 02/06/28(b)	6,400	6,442,714
4.65%, 02/10/28	4,450	4,482,270
4.80%, 02/10/30(b)	6,125	6,179,910
6.22%, 08/01/27(b)	3,099	3,222,486
6.50%, 01/15/28(b)	2,410	2,535,565
Kyndryl Holdings Inc.
2.05%, 10/15/26(b)	3,675	3,544,155
2.70%, 10/15/28(b)	2,950	2,766,789
Lenovo Group Ltd., 5.83%, 01/27/28(a)(b)	820	841,136
NetApp Inc., 2.38%, 06/22/27(b)	3,509	3,356,995
Western Digital Corp., 2.85%, 02/01/29	2,200	2,010,575
Wipro IT Services LLC, 1.50%, 06/23/26(a)(b)	3,910	3,778,831
		382,525,557

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Cosmetics & Personal Care — 0.6%
Colgate-Palmolive Co.
3.10%, 08/15/27	$3,080	$3,022,494
4.20%, 05/01/30	2,560	2,548,594
4.60%, 03/01/28(b)	3,128	3,176,598
Conopco Inc.
Series E, 7.25%, 12/15/26	2,140	2,233,085
Series F, 6.63%, 04/15/28(b)	1,880	1,990,925
Coty Inc./HFC Prestige Products Inc./HFC Prestige International U.S. LLC, 4.75%, 01/15/29(a)	130	124,987
Estee Lauder Companies Inc. (The)
2.38%, 12/01/29(b)	1,675	1,531,445
2.60%, 04/15/30(b)	4,185	3,819,762
3.15%, 03/15/27	3,080	3,015,092
4.38%, 05/15/28(b)	5,122	5,126,708
Haleon U.S. Capital LLC
3.38%, 03/24/27	11,870	11,671,700
3.38%, 03/24/29	5,940	5,702,930
Kenvue Inc.
5.00%, 03/22/30(b)	3,541	3,625,483
5.05%, 03/22/28(b)	6,243	6,400,665
Procter & Gamble Co. (The)
1.90%, 02/01/27	5,722	5,529,975
2.45%, 11/03/26	5,121	5,011,656
2.80%, 03/25/27	3,020	2,953,577
2.85%, 08/11/27	4,980	4,854,009
3.00%, 03/25/30	3,550	3,368,356
3.95%, 01/26/28(b)	3,745	3,754,600
4.05%, 05/01/30	4,320	4,285,789
4.15%, 10/24/29	4,415	4,425,912
4.35%, 01/29/29(b)	4,390	4,435,635
Unilever Capital Corp.
2.00%, 07/28/26(b)	3,994	3,896,597
2.13%, 09/06/29(b)	5,780	5,290,807
2.90%, 05/05/27	5,893	5,764,706
3.50%, 03/22/28	7,690	7,560,963
4.25%, 08/12/27	4,353	4,367,190
4.88%, 09/08/28(b)	3,835	3,922,600
		123,412,840
Distribution & Wholesale — 0.1%
Ferguson Finance PLC
4.25%, 04/20/27(a)	1,585	1,569,984
4.50%, 10/24/28(a)	4,965	4,938,466
LKQ Corp., 5.75%, 06/15/28	4,590	4,709,626
Mitsubishi Corp.
1.13%, 07/15/26(a)(b)	7,967	7,673,261
5.00%, 07/05/28(a)	3,625	3,677,206
5.00%, 07/02/29(a)(b)	3,185	3,238,024
		25,806,567
Diversified Financial Services — 4.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.45%, 10/29/26	21,050	20,401,543
3.00%, 10/29/28	21,585	20,375,508
3.65%, 07/21/27	5,826	5,697,295
3.88%, 01/23/28(b)	3,230	3,156,938
4.63%, 10/15/27(b)	3,510	3,500,831
4.63%, 09/10/29	8,625	8,558,443
4.88%, 04/01/28	4,810	4,834,501
5.10%, 01/19/29	4,505	4,547,686
Security	Par (000)	Value
Diversified Financial Services (continued)
5.75%, 06/06/28(b)	$5,755	$5,913,821
6.10%, 01/15/27	5,285	5,388,879
6.45%, 04/15/27(b)	8,735	8,988,857
6.95%, 03/10/55, (5-year CMT + 2.720%)(c)	3,265	3,348,932
Air Lease Corp.
1.88%, 08/15/26(b)	6,496	6,280,227
2.10%, 09/01/28	2,930	2,714,167
2.20%, 01/15/27	4,315	4,156,949
3.00%, 02/01/30(b)	3,645	3,378,414
3.25%, 10/01/29(b)	3,165	2,987,103
3.63%, 04/01/27(b)	5,497	5,389,312
3.63%, 12/01/27(b)	2,980	2,921,621
3.75%, 06/01/26	4,083	4,049,189
4.63%, 10/01/28(b)	2,725	2,726,365
5.10%, 03/01/29(b)	2,825	2,871,194
5.30%, 06/25/26(b)	3,338	3,360,297
5.30%, 02/01/28(b)	3,690	3,759,631
5.85%, 12/15/27(b)	4,000	4,117,118
Air Lease Corp. Sukuk Ltd., 5.85%, 04/01/28(a)(b)	3,625	3,688,514
Aircastle Ltd.
2.85%, 01/26/28(a)(b)	4,235	4,001,299
4.25%, 06/15/26	2,924	2,901,661
5.95%, 02/15/29(a)(b)	3,645	3,739,450
6.50%, 07/18/28(a)(b)	3,747	3,882,809
Aircastle Ltd./Aircastle Ireland DAC, 5.25%, 03/15/30(a)	2,865	2,851,954
Ally Financial Inc.
2.20%, 11/02/28(b)	4,580	4,180,113
4.75%, 06/09/27(b)	4,040	4,044,716
5.54%, 01/17/31, (1-day SOFR Index + 1.730%)(c)	2,865	2,859,531
5.74%, 05/15/29, (1-day SOFR Index + 1.960%)(b)(c)	765	772,493
6.85%, 01/03/30, (1-day SOFR + 2.282%)(c)	4,342	4,533,128
6.99%, 06/13/29, (1-day SOFR + 3.260%)(c)	5,020	5,244,798
7.10%, 11/15/27(b)	4,220	4,425,704
American Express Co.
1.65%, 11/04/26	7,987	7,687,038
2.55%, 03/04/27(b)	10,869	10,542,330
3.30%, 05/03/27	10,522	10,331,998
4.05%, 05/03/29(b)	5,894	5,855,746
4.73%, 04/25/29, (1-day SOFR + 1.260%)(b)(c)	9,430	9,482,590
5.02%, 04/25/31, (1-day SOFR + 1.440%)(c)	9,445	9,552,164
5.04%, 07/26/28, (1-day SOFR + 0.930%)(c)	6,630	6,708,043
5.09%, 01/30/31, (1-day SOFR Index + 1.020%)(c)	8,495	8,623,930
5.10%, 02/16/28, (1-day SOFR + 1.000%)(c)	8,985	9,067,096
5.28%, 07/27/29, (1-day SOFR Index + 1.280%)(c)	8,647	8,847,852
5.39%, 07/28/27, (1-day SOFR + 0.970%)(c)	7,350	7,415,547
5.53%, 04/25/30, (1-day SOFR Index + 1.090%)(b)(c)	8,097	8,366,512
5.85%, 11/05/27(b)	8,930	9,240,861
American Express Credit Corp., 3.30%, 05/03/27(b)	2,515	2,470,655
Ameriprise Financial Inc.
2.88%, 09/15/26	3,017	2,962,328
5.70%, 12/15/28(b)	4,724	4,923,068

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
Andrew W Mellon Foundation (The), Series 2020, 0.95%, 08/01/27	$875	$815,615
Ares Finance Co. III LLC, 4.13%, 06/30/51, (5-year CMT + 3.237%)(a)(c)	2,480	2,424,037
Ares Management Corp., 6.38%, 11/10/28(b)	3,175	3,345,917
Atlas Warehouse Lending Co. LP
6.05%, 01/15/28(a)	2,980	2,997,896
6.25%, 01/15/30(a)	3,100	3,113,336
Aviation Capital Group LLC
1.95%, 09/20/26(a)	3,608	3,470,344
3.50%, 11/01/27(a)(b)	4,155	4,021,133
4.75%, 04/14/27(a)	1,890	1,882,614
5.13%, 04/10/30(a)	3,115	3,096,142
5.38%, 07/15/29(a)	3,965	4,007,117
6.25%, 04/15/28(a)	3,445	3,560,535
6.75%, 10/25/28(a)	3,057	3,229,271
Avolon Holdings Funding Ltd.
2.53%, 11/18/27(a)	11,295	10,646,384
2.75%, 02/21/28(a)(b)	4,220	3,966,048
3.25%, 02/15/27(a)	3,242	3,142,007
4.95%, 01/15/28(a)	4,627	4,613,741
5.15%, 01/15/30(a)(b)	3,745	3,731,640
5.38%, 05/30/30(a)(b)	4,465	4,479,859
5.75%, 03/01/29(a)(b)	6,635	6,755,527
5.75%, 11/15/29(a)	5,975	6,077,237
6.38%, 05/04/28(a)	6,750	6,987,514
BGC Group Inc.
6.15%, 04/02/30(a)	3,640	3,644,716
6.60%, 06/10/29(b)	2,830	2,905,767
8.00%, 05/25/28(b)	1,530	1,623,476
Blackstone Holdings Finance Co. LLC
1.63%, 08/05/28(a)	5,050	4,614,801
2.50%, 01/10/30(a)(b)	3,185	2,901,268
3.15%, 10/02/27(a)(b)	2,514	2,436,373
5.90%, 11/03/27(a)(b)	3,628	3,732,669
BOC Aviation Ltd.
3.00%, 09/11/29(a)(b)	6,640	6,242,292
3.50%, 09/18/27(a)(b)	2,680	2,622,036
BOC Aviation USA Corp.
5.25%, 01/14/30(a)(b)	3,415	3,518,844
5.75%, 11/09/28(a)(b)	3,225	3,347,337
Brookfield Finance Inc.
3.90%, 01/25/28	6,335	6,217,094
4.25%, 06/02/26	2,804	2,792,986
4.35%, 04/15/30	4,590	4,480,399
4.85%, 03/29/29(b)	6,795	6,805,436
Caja de Compensacion de Asignacion Familiar de Los Andes, 7.00%, 07/30/29(a)(b)	1,190	1,237,231
Cantor Fitzgerald LP
4.50%, 04/14/27(a)	2,397	2,368,308
7.20%, 12/12/28(a)	4,855	5,107,060
Capital One Financial Corp.
1.88%, 11/02/27, (1-day SOFR + 0.855%)(c)	7,723	7,427,994
3.27%, 03/01/30, (1-day SOFR + 1.790%)(c)	7,275	6,867,009
3.65%, 05/11/27(b)	5,929	5,833,359
3.75%, 07/28/26	9,234	9,128,884
3.75%, 03/09/27(b)	8,109	8,006,394
3.80%, 01/31/28(b)	7,729	7,577,162
4.10%, 02/09/27(b)	5,854	5,807,846
4.93%, 05/10/28, (1-day SOFR + 2.057%)(c)	9,108	9,136,401
5.25%, 07/26/30, (1-day SOFR + 2.600%)(c)	5,322	5,370,258
Security	Par (000)	Value
Diversified Financial Services (continued)
5.46%, 07/26/30, (1-day SOFR +1.560%)(c)	$5,655	$5,757,931
5.47%, 02/01/29, (1-day SOFR + 2.080%)(c)	6,152	6,261,301
5.70%, 02/01/30, (1-day SOFR + 1.905%)(b)(c)	5,665	5,815,903
6.31%, 06/08/29, (1-day SOFR + 2.640%)(c)	10,195	10,617,976
7.15%, 10/29/27, (1-day SOFR + 2.440%)(c)	4,595	4,740,384
Cboe Global Markets Inc., 3.65%, 01/12/27	3,993	3,940,906
Charles Schwab Corp. (The)
2.00%, 03/20/28	6,975	6,571,348
2.45%, 03/03/27(b)	8,478	8,212,510
2.75%, 10/01/29(b)	3,415	3,181,790
3.20%, 03/02/27	3,631	3,562,907
3.20%, 01/25/28	4,555	4,436,244
3.25%, 05/22/29(b)	3,945	3,785,461
3.30%, 04/01/27	4,235	4,161,428
4.00%, 02/01/29(b)	3,830	3,798,084
4.63%, 03/22/30(b)	3,140	3,174,481
5.64%, 05/19/29, (1-day SOFR + 2.210%)(c)	7,313	7,571,254
5.88%, 08/24/26	5,625	5,715,160
6.20%, 11/17/29, (1-day SOFR + 1.878%)(c)	7,790	8,236,278
CI Financial Corp., 7.50%, 05/30/29(a)	4,120	4,320,526
Citadel Finance LLC, 5.90%, 02/10/30(a)	11,365	11,310,827
Citadel LP
4.88%, 01/15/27(a)(b)	3,026	3,006,253
6.00%, 01/23/30(a)(b)	2,845	2,912,365
Citigroup Global Markets Holdings Inc., 5.00%, 05/28/29	250	254,932
CME Group Inc.
3.75%, 06/15/28(b)	4,342	4,294,083
4.40%, 03/15/30	4,655	4,646,192
Eaton Vance Corp., 3.50%, 04/06/27(b)	2,018	1,986,916
Enact Holdings Inc., 6.25%, 05/28/29(b)	4,660	4,784,545
FMR LLC, 7.57%, 06/15/29(a)	5,545	6,141,465
Jefferies Financial Group Inc.
4.15%, 01/23/30(b)	6,070	5,855,442
4.85%, 01/15/27(b)	4,497	4,518,200
5.88%, 07/21/28	6,657	6,833,975
6.45%, 06/08/27(b)	2,222	2,290,280
Lazard Group LLC
3.63%, 03/01/27(b)	1,803	1,764,101
4.38%, 03/11/29(b)	2,455	2,403,991
4.50%, 09/19/28	3,937	3,897,025
LPL Holdings Inc.
4.00%, 03/15/29(a)(b)	6,110	5,877,231
4.63%, 11/15/27(a)(b)	3,345	3,318,504
4.90%, 04/03/28(b)	1,020	1,021,386
5.15%, 06/15/30	775	776,883
5.20%, 03/15/30(b)	4,755	4,776,161
5.70%, 05/20/27	3,365	3,420,854
6.75%, 11/17/28(b)	3,695	3,924,178
LSEG U.S. Fin Corp., 4.88%, 03/28/27(a)	3,700	3,727,094
LSEGA Financing PLC, 2.00%, 04/06/28(a)	4,395	4,103,996
Macquarie Airfinance Holdings Ltd.
5.15%, 03/17/30(a)	2,975	2,930,373
5.20%, 03/27/28(a)(b)	3,475	3,485,192
6.40%, 03/26/29(a)(b)	2,865	2,962,301
8.13%, 03/30/29(a)(b)	2,495	2,610,948
Marex Group PLC
5.83%, 05/08/28(b)	175	175,774
6.40%, 11/04/29(b)	3,595	3,663,536

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
Mastercard Inc.
2.95%, 11/21/26	$4,342	$4,268,580
2.95%, 06/01/29(b)	7,540	7,190,317
3.30%, 03/26/27(b)	5,555	5,484,074
3.35%, 03/26/30(b)	7,060	6,751,061
3.50%, 02/26/28	3,280	3,230,345
4.10%, 01/15/28	4,988	4,991,030
4.55%, 03/15/28(b)	2,315	2,343,921
4.88%, 03/09/28	4,932	5,030,723
Mitsubishi HC Capital Inc.
3.97%, 04/13/30(a)	200	191,050
5.08%, 09/15/27(a)(b)	3,155	3,167,412
Mitsubishi HC Finance America LLC
5.15%, 10/24/29(a)(b)	2,740	2,758,989
5.81%, 09/12/28(a)(b)	2,840	2,929,662
Nasdaq Inc.
3.85%, 06/30/26(b)	2,966	2,949,471
5.35%, 06/28/28	6,631	6,805,359
Neuberger Berman Group LLC/Neuberger Berman Finance Corp., 4.50%, 03/15/27(a)(b)	1,937	1,926,500
Nomura Holdings Inc.
1.65%, 07/14/26	6,925	6,692,032
2.17%, 07/14/28	6,125	5,676,725
2.33%, 01/22/27	7,334	7,050,828
2.71%, 01/22/29	2,880	2,672,700
3.10%, 01/16/30(b)	8,752	8,088,024
5.39%, 07/06/27(b)	2,870	2,903,115
5.59%, 07/02/27(b)	3,115	3,165,642
5.61%, 07/06/29(b)	3,530	3,618,463
5.84%, 01/18/28	3,560	3,654,919
6.07%, 07/12/28(b)	5,275	5,478,485
Nuveen LLC
4.00%, 11/01/28(a)	3,255	3,209,171
5.55%, 01/15/30(a)	3,195	3,299,035
ORIX Corp.
3.70%, 07/18/27(b)	1,230	1,208,266
4.65%, 09/10/29(b)	4,120	4,108,173
5.00%, 09/13/27	8,009	8,094,997
Power Finance Corp. Ltd.
3.95%, 04/23/30(a)(b)	4,625	4,391,651
6.15%, 12/06/28(a)(b)	1,395	1,443,914
Private Export Funding Corp., 4.50%, 02/07/27(a)	75	75,250
Radian Group Inc.
4.88%, 03/15/27	3,195	3,188,093
6.20%, 05/15/29	3,900	4,014,902
Raymond James Financial Inc., 4.65%, 04/01/30	1,170	1,177,629
REC Ltd.
4.75%, 09/27/29(a)(b)	3,795	3,742,896
5.63%, 04/11/28(a)(b)	5,510	5,592,345
Stifel Financial Corp., 4.00%, 05/15/30	1,500	1,420,826
SURA Asset Management SA, 4.38%, 04/11/27(a)	369	364,983
Synchrony Financial
3.70%, 08/04/26	892	878,836
3.95%, 12/01/27(b)	5,820	5,659,806
5.15%, 03/19/29	3,637	3,607,298
5.45%, 03/06/31, (1-day SOFR + 1.680%)(b)(c)	2,730	2,716,999
Security	Par (000)	Value
Diversified Financial Services (continued)
5.94%, 08/02/30, (1-day SOFR Index + 2.130%)(b)(c)	$4,840	$4,904,559
USAA Capital Corp.
4.38%, 06/01/28(a)	825	825,274
5.25%, 06/01/27(a)	215	218,878
Visa Inc.
0.75%, 08/15/27(b)	2,987	2,788,282
1.90%, 04/15/27	8,491	8,159,648
2.05%, 04/15/30(b)	7,780	7,017,368
2.75%, 09/15/27	4,396	4,272,595
Voya Financial Inc.
3.65%, 06/15/26	2,635	2,610,741
4.70%, 01/23/48(c)	1,763	1,668,584
		947,963,364
Electric — 5.8%
Abu Dhabi National Energy Co. PJSC
2.00%, 04/29/28(a)(b)	4,455	4,129,393
4.38%, 06/22/26(a)	6,380	6,354,582
4.38%, 01/24/29(a)(b)	2,595	2,575,693
4.88%, 04/23/30(a)	515	520,678
Adani Electricity Mumbai Ltd., 3.95%, 02/12/30(a)(b)	5,000	4,404,093
Adani Transmission Step-One Ltd., 4.00%, 08/03/26(a)	2,880	2,819,422
AEP Texas Inc.
3.95%, 06/01/28	3,085	3,022,280
5.45%, 05/15/29(b)	3,547	3,631,763
AEP Transmission Co. LLC, 3.10%, 12/01/26	2,586	2,531,408
AES Andes SA, 6.30%, 03/15/29(a)(b)	1,315	1,341,854
AES Corp. (The), 5.45%, 06/01/28	6,260	6,341,832
Alabama Power Co., 3.75%, 09/01/27	3,170	3,138,938
Alexander Funding Trust II, 7.47%, 07/31/28(a)(b)	3,080	3,265,443
Algonquin Power & Utilities Corp., 5.37%, 06/15/26(e)	2,785	2,798,235
Alliant Energy Finance LLC
4.25%, 06/15/28(a)	1,680	1,650,664
5.40%, 06/06/27(a)	2,235	2,258,306
5.95%, 03/30/29(a)(b)	2,005	2,076,402
Ameren Corp.
1.75%, 03/15/28	2,670	2,476,330
1.95%, 03/15/27(b)	2,936	2,812,553
5.00%, 01/15/29(b)	4,022	4,067,569
5.70%, 12/01/26	3,500	3,555,296
Ameren Illinois Co., 3.80%, 05/15/28	1,615	1,596,882
American Electric Power Co. Inc.
2.30%, 03/01/30	1,735	1,552,336
3.20%, 11/13/27(b)	3,145	3,054,988
3.88%, 02/15/62, (5-year CMT + 2.675%)(c)	4,270	4,076,429
5.20%, 01/15/29	5,810	5,921,200
5.75%, 11/01/27	2,906	2,990,591
7.05%, 12/15/54, (5-year CMT + 2.750%)(b)(c)	1,700	1,748,462
Series J, 4.30%, 12/01/28(b)	3,527	3,494,094
Appalachian Power Co., Series X, 3.30%, 06/01/27(b)	1,990	1,944,715
Arizona Public Service Co.
2.55%, 09/15/26(b)	1,463	1,423,871
2.60%, 08/15/29(b)	2,540	2,341,540
2.95%, 09/15/27	1,701	1,638,579
Atlantic City Electric Co., 4.00%, 10/15/28	1,885	1,867,627

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Ausgrid Finance Pty Ltd., 4.35%, 08/01/28(a)	$475	$467,785
Avangrid Inc., 3.80%, 06/01/29	4,400	4,245,059
Baltimore Gas & Electric Co., 2.40%, 08/15/26(b)	2,006	1,958,653
Berkshire Hathaway Energy Co.
3.25%, 04/15/28(b)	2,963	2,885,224
8.48%, 09/15/28(b)	915	1,032,931
Black Hills Corp.
3.05%, 10/15/29	2,440	2,266,557
3.15%, 01/15/27(b)	2,421	2,362,010
5.95%, 03/15/28(b)	2,498	2,585,973
Brookfield Infrastructure Finance ULC, 6.75%, 03/15/55, (5-year CMT + 2.453%)(c)	1,200	1,185,763
CenterPoint Energy Houston Electric LLC
4.80%, 03/15/30	3,325	3,357,435
5.20%, 10/01/28	3,132	3,207,265
Series AA, 3.00%, 02/01/27	1,850	1,807,649
Series Z, 2.40%, 09/01/26	1,789	1,742,964
CenterPoint Energy Inc.
1.45%, 06/01/26	2,935	2,844,852
2.95%, 03/01/30(b)	2,811	2,596,767
5.40%, 06/01/29(b)	4,600	4,728,624
6.70%, 05/15/55, (5-year CMT + 2.586%)(c)	2,200	2,195,723
Series A, 7.00%, 02/15/55, (5-year CMT + 3.254%)(b)(c)	1,745	1,791,450
China Southern Power Grid International Finance BVI Co. Ltd., 3.50%, 05/08/27(a)	1,185	1,167,233
Cleco Corporate Holdings LLC, 3.38%, 09/15/29	175	161,616
Cleveland Electric Illuminating Co. (The), 3.50%, 04/01/28(a)(b)	2,040	1,965,691
CMS Energy Corp.
2.95%, 02/15/27	1,760	1,710,420
3.45%, 08/15/27	2,317	2,265,857
Colbun SA
3.15%, 03/06/30(a)(b)	3,075	2,810,080
3.95%, 10/11/27(a)	2,525	2,482,253
Comision Federal de Electricidad
4.69%, 05/15/29(a)	8,705	8,422,887
4.75%, 02/23/27(a)	2,855	2,844,124
5.70%, 01/24/30(a)	3,500	3,442,250
Commonwealth Edison Co.
2.20%, 03/01/30	1,930	1,740,763
2.55%, 06/15/26	2,849	2,795,906
3.70%, 08/15/28(b)	3,350	3,295,965
Series 122, 2.95%, 08/15/27(b)	2,288	2,220,007
Connecticut Light and Power Co. (The)
4.65%, 01/01/29(b)	2,300	2,317,615
4.95%, 01/15/30(b)	2,935	2,978,425
Series A, 3.20%, 03/15/27	2,863	2,813,111
Consolidated Edison Co. of New York Inc.
3.80%, 05/15/28(b)	1,380	1,358,671
Series 20A, 3.35%, 04/01/30(b)	2,255	2,148,564
Series B, 2.90%, 12/01/26	1,505	1,467,998
Series B, 3.13%, 11/15/27	2,465	2,397,503
Series D, 4.00%, 12/01/28(b)	2,665	2,638,095
Constellation Energy Generation LLC, 5.60%, 03/01/28(b)	4,770	4,917,816
Consumers Energy Co.
3.80%, 11/15/28	1,728	1,697,336
4.60%, 05/30/29(b)	3,550	3,572,830
Security	Par (000)	Value
Electric (continued)
4.65%, 03/01/28	$2,655	$2,680,304
4.70%, 01/15/30	4,720	4,757,907
4.90%, 02/15/29(b)	2,968	3,013,960
Dominion Energy Inc.
4.25%, 06/01/28	3,251	3,230,978
4.60%, 05/15/28	3,095	3,102,785
Series A, 6.88%, 02/01/55, (5-year CMT + 2.386%)(c)	5,360	5,552,539
Series B, 3.60%, 03/15/27	2,080	2,048,633
Series C, 3.38%, 04/01/30	8,332	7,818,795
Series D, 2.85%, 08/15/26	2,241	2,194,313
DTE Electric Co.
2.25%, 03/01/30(b)	2,953	2,669,208
4.25%, 05/14/27	200	198,898
4.85%, 12/01/26	1,950	1,970,298
Series A, 1.90%, 04/01/28(b)	2,749	2,579,269
DTE Energy Co.
2.85%, 10/01/26	3,668	3,586,866
2.95%, 03/01/30	1,655	1,524,260
4.88%, 06/01/28(b)	4,977	5,021,739
4.95%, 07/01/27	7,088	7,145,144
5.10%, 03/01/29	7,115	7,213,355
5.20%, 04/01/30	6,450	6,560,581
Series C, 3.40%, 06/15/29	3,385	3,218,404
Duke Energy Carolinas LLC
2.45%, 08/15/29	2,785	2,578,601
2.45%, 02/01/30	3,090	2,824,702
2.95%, 12/01/26	3,457	3,392,583
3.95%, 11/15/28	3,980	3,936,752
4.85%, 03/15/30	2,585	2,625,943
Series A, 6.00%, 12/01/28	2,036	2,131,822
Duke Energy Corp.
2.65%, 09/01/26	8,727	8,538,403
3.15%, 08/15/27(b)	4,512	4,396,432
3.25%, 01/15/82, (5-year CMT + 2.321%)(c)	2,823	2,687,736
3.40%, 06/15/29(b)	3,585	3,424,942
4.30%, 03/15/28	5,291	5,277,597
4.85%, 01/05/27(b)	3,790	3,815,390
4.85%, 01/05/29(b)	3,865	3,905,214
5.00%, 12/08/27(b)	2,970	3,005,553
Duke Energy Florida LLC
2.50%, 12/01/29(b)	4,615	4,253,032
3.20%, 01/15/27	3,688	3,622,856
3.80%, 07/15/28	3,373	3,319,907
Duke Energy Ohio Inc., 3.65%, 02/01/29	2,541	2,481,678
Duke Energy Progress LLC
3.45%, 03/15/29	3,782	3,658,768
3.70%, 09/01/28(b)	1,315	1,291,937
4.35%, 03/06/27(b)	1,410	1,414,554
Duquesne Light Holdings Inc., 3.62%, 08/01/27(a)	2,625	2,536,598
Edison International
4.13%, 03/15/28(b)	3,365	3,236,290
5.25%, 11/15/28(b)	3,579	3,525,912
5.45%, 06/15/29(b)	2,897	2,859,827
5.75%, 06/15/27(b)	3,944	3,962,003
6.25%, 03/15/30	3,345	3,388,014
6.95%, 11/15/29(b)	3,440	3,569,000
EDP Finance BV, 1.71%, 01/24/28(a)	4,985	4,616,952
Electricite de France SA
4.50%, 09/21/28(a)(b)	6,000	5,957,994

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
5.65%, 04/22/29(a)	$6,200	$6,402,014
5.70%, 05/23/28(a)	8,620	8,854,607
Emera U.S. Finance LP, 3.55%, 06/15/26	4,504	4,444,154
Enel Americas SA, 4.00%, 10/25/26(b)	3,389	3,366,112
Enel Chile SA, 4.88%, 06/12/28	5,865	5,841,394
Enel Finance International NV
1.63%, 07/12/26(a)	7,126	6,888,184
2.13%, 07/12/28(a)(b)	6,930	6,427,133
3.50%, 04/06/28(a)(b)	7,470	7,245,454
3.63%, 05/25/27(a)(b)	5,745	5,645,454
4.63%, 06/15/27(a)(b)	4,455	4,457,327
4.88%, 06/14/29(a)(b)	3,240	3,266,732
5.13%, 06/26/29(a)	8,762	8,870,630
Engie Energia Chile SA, 3.40%, 01/28/30(a)	3,015	2,748,035
Engie SA, 5.25%, 04/10/29(a)(b)	4,575	4,651,502
Entergy Arkansas LLC, 4.00%, 06/01/28(b)	1,625	1,611,364
Entergy Corp.
1.90%, 06/15/28	4,342	4,028,751
2.95%, 09/01/26(b)	4,343	4,258,774
7.13%, 12/01/54, (5-year CMT + 2.670%)(c)	7,065	7,223,129
Entergy Louisiana LLC
2.40%, 10/01/26(b)	2,378	2,319,053
3.12%, 09/01/27	2,528	2,456,627
3.25%, 04/01/28	2,717	2,642,119
Entergy Mississippi LLC, 2.85%, 06/01/28(b)	1,965	1,882,799
Entergy Texas Inc., 4.00%, 03/30/29	1,820	1,795,316
Evergy Inc., 2.90%, 09/15/29(b)	5,020	4,676,323
Evergy Kansas Central Inc.
2.55%, 07/01/26	2,305	2,262,067
3.10%, 04/01/27	1,790	1,751,755
4.70%, 03/13/28	1,275	1,282,623
Evergy Missouri West Inc., 5.15%, 12/15/27(a)(b)	2,293	2,323,340
Eversource Energy
2.90%, 03/01/27(b)	3,875	3,766,884
4.60%, 07/01/27	3,686	3,689,856
5.00%, 01/01/27	2,465	2,477,192
5.45%, 03/01/28(b)	7,617	7,784,415
5.95%, 02/01/29(b)	4,520	4,696,414
Series M, 3.30%, 01/15/28	2,555	2,473,499
Series O, 4.25%, 04/01/29	2,912	2,865,479
Series U, 1.40%, 08/15/26	1,677	1,612,470
Exelon Corp.
2.75%, 03/15/27	3,725	3,614,838
4.05%, 04/15/30	6,615	6,446,173
5.15%, 03/15/28	5,930	6,031,941
5.15%, 03/15/29	3,742	3,811,934
Fells Point Funding Trust, 3.05%, 01/31/27(a)(b)	5,884	5,722,084
FirstEnergy Corp.
2.65%, 03/01/30	3,590	3,259,620
Series B, 3.90%, 07/15/27	8,720	8,595,177
FirstEnergy Pennsylvania Electric Co.
3.25%, 03/15/28(a)	1,905	1,835,863
3.60%, 06/01/29(a)(b)	1,940	1,856,088
4.30%, 01/15/29(a)	2,975	2,927,859
5.20%, 04/01/28(a)(b)	2,490	2,530,751
FirstEnergy Transmission LLC
2.87%, 09/15/28(a)(b)	3,180	3,007,596
4.55%, 01/15/30	2,570	2,546,386
Florida Power & Light Co.
4.40%, 05/15/28	4,852	4,874,326
Security	Par (000)	Value
Electric (continued)
4.63%, 05/15/30	$2,300	$2,314,911
5.05%, 04/01/28(b)	6,089	6,223,293
5.15%, 06/15/29(b)	4,392	4,527,836
Series A, 3.30%, 05/30/27(b)	2,448	2,401,086
Fortis Inc./Canada, 3.06%, 10/04/26(b)	6,433	6,302,985
Georgia Power Co.
3.25%, 03/30/27	2,560	2,516,317
4.55%, 03/15/30(b)	3,360	3,366,112
4.65%, 05/16/28(b)	4,329	4,368,961
5.00%, 02/23/27	2,160	2,188,361
Series B, 2.65%, 09/15/29(b)	4,520	4,206,275
Indiana Michigan Power Co., 3.85%, 05/15/28	2,315	2,273,148
Infraestructura Energetica Nova SAPI de CV, 3.75%, 01/14/28(a)	1,170	1,121,686
Interstate Power & Light Co.
3.60%, 04/01/29(b)	2,325	2,240,483
4.10%, 09/26/28	3,195	3,150,542
IPALCO Enterprises Inc., 4.25%, 05/01/30	2,770	2,627,301
ITC Holdings Corp.
2.95%, 05/14/30(a)	135	124,069
3.25%, 06/30/26(b)	2,384	2,345,060
3.35%, 11/15/27(b)	3,195	3,106,248
4.95%, 09/22/27(a)	5,387	5,421,392
Kallpa Generacion SA, 4.13%, 08/16/27(a)	3,859	3,808,397
Liberty Utilities Co., 5.58%, 01/31/29(a)(b)	3,225	3,296,551
MidAmerican Energy Co.
3.10%, 05/01/27	2,140	2,099,164
3.65%, 04/15/29	4,965	4,841,766
Mid-Atlantic Interstate Transmission LLC, 4.10%, 05/15/28(a)	3,505	3,459,069
Mississippi Power Co., 3.95%, 03/30/28(b)	1,785	1,766,720
Monongahela Power Co., 3.55%, 05/15/27(a)	2,869	2,811,605
Narragansett Electric Co. (The)
3.40%, 04/09/30(a)	3,510	3,314,307
3.92%, 08/01/28(a)(b)	1,350	1,317,482
National Grid PLC, 5.60%, 06/12/28	4,520	4,650,384
National Rural Utilities Cooperative Finance Corp.
1.00%, 06/15/26	3,461	3,340,216
2.40%, 03/15/30	2,985	2,710,014
3.05%, 04/25/27(b)	2,228	2,177,680
3.40%, 02/07/28(b)	4,245	4,143,826
3.70%, 03/15/29	2,850	2,769,690
3.90%, 11/01/28(b)	1,934	1,896,493
4.12%, 09/16/27	3,826	3,813,903
4.75%, 02/07/28	1,900	1,919,083
4.80%, 02/05/27(b)	3,475	3,502,122
4.80%, 03/15/28	3,688	3,732,803
4.85%, 02/07/29(b)	3,010	3,041,816
4.95%, 02/07/30(b)	3,125	3,164,985
5.05%, 09/15/28(b)	2,465	2,511,141
5.10%, 05/06/27	2,615	2,648,735
5.15%, 06/15/29(b)	3,051	3,116,285
5.60%, 11/13/26	2,196	2,229,675
7.13%, 09/15/53, (5-year CMT + 3.533%)(b)(c)	1,700	1,756,965
Nevada Power Co.
6.25%, 05/15/55, (5-year CMT + 1.936%)(c)	1,000	983,820
Series CC, 3.70%, 05/01/29	3,120	3,037,284
Series DD, 2.40%, 05/01/30(b)	2,055	1,855,221

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
New York State Electric & Gas Corp.
3.25%, 12/01/26(a)	$2,160	$2,120,324
5.65%, 08/15/28(a)	2,140	2,197,739
NextEra Energy Capital Holdings Inc.
1.88%, 01/15/27	5,862	5,623,021
1.90%, 06/15/28	8,640	8,003,674
2.75%, 11/01/29(b)	6,590	6,098,325
3.50%, 04/01/29(b)	2,915	2,806,859
3.55%, 05/01/27(b)	8,405	8,254,347
3.80%, 03/15/82, (5-year CMT + 2.547%)(c)	3,370	3,195,938
4.63%, 07/15/27	7,638	7,660,629
4.80%, 12/01/77(b)(c)	3,195	3,011,634
4.85%, 02/04/28(b)	5,550	5,608,738
4.90%, 02/28/28	7,255	7,328,422
4.90%, 03/15/29	5,220	5,272,232
5.00%, 02/28/30(b)	4,155	4,229,526
5.05%, 03/15/30(b)	7,023	7,116,818
5.65%, 05/01/79(b)(c)	2,781	2,708,254
6.70%, 09/01/54, (5-year CMT + 2.364%)(c)	4,495	4,556,770
Niagara Mohawk Power Corp., 4.28%, 12/15/28(a)	2,520	2,479,308
NorthWestern Corp., 5.07%, 03/21/30(a)(b)	1,875	1,894,731
NRG Energy Inc.
2.45%, 12/02/27(a)	5,430	5,108,377
4.45%, 06/15/29(a)(b)	3,000	2,919,616
NSTAR Electric Co.
2.70%, 06/01/26(b)	1,323	1,297,457
3.20%, 05/15/27	3,721	3,644,139
3.25%, 05/15/29	2,930	2,794,685
3.95%, 04/01/30	2,080	2,019,174
4.85%, 03/01/30	3,240	3,258,892
OGE Energy Corp., 5.45%, 05/15/29(b)	2,095	2,157,390
Ohio Edison Co., 4.95%, 12/15/29(a)	1,030	1,038,240
Ohio Power Co., Series P, 2.60%, 04/01/30(b)	1,415	1,288,854
Oklahoma Gas & Electric Co.
3.25%, 04/01/30	2,010	1,886,717
3.30%, 03/15/30(b)	1,645	1,548,003
3.80%, 08/15/28(b)	2,560	2,516,820
Oncor Electric Delivery Co. LLC
2.75%, 05/15/30	875	803,108
3.70%, 11/15/28	4,120	4,031,786
4.30%, 05/15/28	2,195	2,195,948
4.50%, 03/20/27(a)	3,225	3,231,125
4.65%, 11/01/29	4,030	4,048,708
Pacific Gas and Electric Co.
2.10%, 08/01/27	6,003	5,664,228
3.00%, 06/15/28	4,442	4,188,347
3.30%, 03/15/27	3,165	3,083,193
3.30%, 12/01/27	6,801	6,538,543
3.75%, 07/01/28	5,078	4,886,343
4.20%, 03/01/29(b)	2,286	2,221,429
4.65%, 08/01/28	1,757	1,736,624
5.45%, 06/15/27	2,542	2,567,204
5.55%, 05/15/29	4,917	4,980,473
6.10%, 01/15/29	5,297	5,472,539
PacifiCorp
3.50%, 06/15/29(b)	3,030	2,899,876
5.10%, 02/15/29	3,515	3,565,519
Palomino Funding Trust I, 7.23%, 05/17/28(a)	2,765	2,908,647
Pertamina Geothermal Energy PT, 5.15%, 04/27/28(a)	2,070	2,084,577
Security	Par (000)	Value
Electric (continued)
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
3.38%, 02/05/30(a)(b)	$3,705	$3,456,660
3.88%, 07/17/29(a)(b)	3,048	2,923,511
4.13%, 05/15/27(a)(b)	8,955	8,838,218
5.38%, 01/25/29(a)	1,625	1,646,318
5.45%, 05/21/28(a)(b)	5,105	5,175,944
Pinnacle West Capital Corp.
4.90%, 05/15/28	3,010	3,033,068
5.15%, 05/15/30	1,580	1,598,048
PPL Capital Funding Inc., 4.13%, 04/15/30(b)	1,300	1,266,816
PSEG Power LLC, 5.20%, 05/15/30(a)	510	514,892
Public Service Co. of Colorado, 3.70%, 06/15/28	1,650	1,621,934
Public Service Electric & Gas Co.
2.25%, 09/15/26	2,498	2,435,905
2.45%, 01/15/30(b)	2,145	1,961,473
3.00%, 05/15/27(b)	2,704	2,643,347
3.20%, 05/15/29(b)	2,074	1,988,441
3.65%, 09/01/28	1,024	1,002,511
3.70%, 05/01/28	1,395	1,374,744
Public Service Enterprise Group Inc.
4.90%, 03/15/30(b)	4,340	4,369,572
5.20%, 04/01/29	4,405	4,499,391
5.85%, 11/15/27	4,420	4,555,964
5.88%, 10/15/28	3,585	3,728,812
Puget Energy Inc., 2.38%, 06/15/28	3,267	3,064,815
Puget Sound Energy Inc., 7.02%, 12/01/27(b)	1,265	1,332,561
Rochester Gas and Electric Corp., 3.10%, 06/01/27(a)	2,860	2,790,024
San Diego Gas & Electric Co.
4.95%, 08/15/28(b)	3,810	3,875,663
6.00%, 06/01/26(b)	1,465	1,484,591
Sempra
3.25%, 06/15/27	4,428	4,311,275
3.40%, 02/01/28	5,534	5,379,976
3.70%, 04/01/29(b)	3,315	3,202,009
4.13%, 04/01/52, (5-year CMT + 2.868%)(c)	5,828	5,501,561
5.40%, 08/01/26	4,581	4,618,138
6.63%, 04/01/55, (5-year CMT + 2.354%)(c)	1,460	1,373,816
6.88%, 10/01/54, (5-year CMT + 2.789%)(c)	6,620	6,454,245
Southern California Edison Co.
2.85%, 08/01/29(b)	3,045	2,799,576
4.40%, 09/06/26	2,678	2,666,898
4.88%, 02/01/27	3,000	3,005,764
4.90%, 06/01/26	2,600	2,600,612
5.15%, 06/01/29(b)	3,595	3,618,067
5.25%, 03/15/30	6,325	6,357,802
5.30%, 03/01/28	4,380	4,426,514
5.65%, 10/01/28	3,223	3,287,093
5.85%, 11/01/27(b)	4,725	4,832,783
6.65%, 04/01/29(b)	1,805	1,877,605
Series A, 4.20%, 03/01/29	2,960	2,882,688
Series B, 3.65%, 03/01/28	1,425	1,381,103
Series D, 4.70%, 06/01/27	3,608	3,599,653
Southern Co. (The)
3.25%, 07/01/26(b)	10,099	9,978,243
4.85%, 06/15/28	4,295	4,348,946
5.11%, 08/01/27	4,723	4,781,719
5.50%, 03/15/29(b)	6,010	6,224,667

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Series 21-A, 3.75%, 09/15/51, (5-year CMT + 2.915%)(c)	$5,744	$5,613,600
Series 21-B, 1.75%, 03/15/28	2,340	2,176,873
Series A, 3.70%, 04/30/30	2,650	2,535,554
Southwestern Electric Power Co.
Series K, 2.75%, 10/01/26	2,278	2,221,284
Series M, 4.10%, 09/15/28	3,025	2,974,370
SP Group Treasury Pte Ltd.
3.38%, 02/27/29(a)	4,375	4,231,313
4.63%, 11/21/29(a)(b)	1,225	1,240,193
SP PowerAssets Ltd., 3.00%, 09/26/27(a)	4,060	3,942,489
State Grid Overseas Investment BVI Ltd.
3.50%, 05/04/27(a)(b)	19,883	19,619,139
4.25%, 05/02/28(a)(b)	4,975	4,978,268
System Energy Resources Inc., 6.00%, 04/15/28(b)	2,039	2,114,720
Tampa Electric Co., 4.90%, 03/01/29(b)	3,160	3,211,511
Three Gorges Finance I Cayman Islands Ltd., 3.15%, 06/02/26(a)(b)	5,560	5,494,900
Transelec SA, 3.88%, 01/12/29(a)	180	172,605
Union Electric Co.
2.95%, 06/15/27	2,626	2,558,552
2.95%, 03/15/30	1,100	1,027,884
3.50%, 03/15/29	2,920	2,823,871
Virginia Electric & Power Co.
Series A, 2.88%, 07/15/29	3,890	3,661,394
Series A, 3.50%, 03/15/27	4,226	4,174,572
Series A, 3.80%, 04/01/28	4,199	4,145,001
Series B, 2.95%, 11/15/26	2,389	2,336,829
Series B, 3.75%, 05/15/27	3,609	3,570,355
Vistra Operations Co. LLC
3.70%, 01/30/27(a)(b)	4,567	4,481,549
4.30%, 07/15/29(a)(b)	5,130	4,999,256
5.05%, 12/30/26(a)(b)	655	656,708
WEC Energy Group Inc.
1.38%, 10/15/27	2,963	2,756,071
2.20%, 12/15/28(b)	2,877	2,656,046
4.75%, 01/15/28(b)	2,730	2,755,486
5.15%, 10/01/27	2,445	2,478,029
5.60%, 09/12/26	1,654	1,671,009
Wisconsin Electric Power Co.
1.70%, 06/15/28(b)	814	756,683
5.00%, 05/15/29	2,280	2,325,498
Wisconsin Power and Light Co.
3.00%, 07/01/29(b)	2,374	2,232,630
3.05%, 10/15/27	2,279	2,204,942
Wisconsin Public Service Corp., 4.55%, 12/01/29(b)	1,905	1,919,617
Xcel Energy Inc.
1.75%, 03/15/27	3,079	2,928,061
2.60%, 12/01/29	3,015	2,758,915
3.35%, 12/01/26	3,065	3,008,700
4.00%, 06/15/28	4,375	4,308,576
4.75%, 03/21/28(b)	2,400	2,412,152
		1,234,820,912
Electrical Components & Equipment — 0.1%
Emerson Electric Co.
0.88%, 10/15/26(b)	4,049	3,864,289
1.80%, 10/15/27(b)	2,449	2,320,098
2.00%, 12/21/28(b)	6,005	5,558,450
Security	Par (000)	Value
Electrical Components & Equipment (continued)
Molex Electronic Technologies LLC, 4.75%, 04/30/28(a)	$2,025	$2,027,499
		13,770,336
Electronics — 0.6%
Allegion PLC, 3.50%, 10/01/29	2,770	2,636,634
Allegion U.S. Holding Co. Inc., 3.55%, 10/01/27	2,345	2,284,176
Amphenol Corp.
2.80%, 02/15/30(b)	2,420	2,249,735
4.35%, 06/01/29	4,470	4,461,483
5.05%, 04/05/27	3,900	3,952,387
5.05%, 04/05/29	3,179	3,249,852
Arrow Electronics Inc.
3.88%, 01/12/28(b)	3,045	2,980,241
5.15%, 08/21/29(b)	3,350	3,384,775
Avnet Inc., 6.25%, 03/15/28	2,940	3,036,116
Flex Ltd.
4.88%, 06/15/29	4,379	4,362,001
4.88%, 05/12/30	1,710	1,697,682
6.00%, 01/15/28(b)	2,330	2,391,271
Fortive Corp., 3.15%, 06/15/26	4,825	4,750,667
Honeywell International Inc.
1.10%, 03/01/27	5,565	5,263,650
2.50%, 11/01/26	8,277	8,061,319
2.70%, 08/15/29	4,775	4,459,649
4.25%, 01/15/29	4,565	4,545,108
4.65%, 07/30/27	6,680	6,715,481
4.70%, 02/01/30	6,010	6,060,890
4.88%, 09/01/29	3,419	3,482,423
4.95%, 02/15/28	3,386	3,443,554
Hubbell Inc.
3.15%, 08/15/27	1,935	1,877,279
3.50%, 02/15/28(b)	2,495	2,430,466
Jabil Inc.
3.60%, 01/15/30(b)	3,165	2,977,001
3.95%, 01/12/28(b)	2,405	2,365,183
4.25%, 05/15/27(b)	7,083	7,021,060
5.45%, 02/01/29(b)	1,850	1,878,995
Keysight Technologies Inc.
3.00%, 10/30/29	3,702	3,443,930
4.60%, 04/06/27	4,364	4,371,339
TD SYNNEX Corp.
1.75%, 08/09/26(b)	3,929	3,781,018
2.38%, 08/09/28(b)	2,265	2,101,305
Trimble Inc., 4.90%, 06/15/28(b)	3,625	3,657,774
Tyco Electronics Group SA
3.13%, 08/15/27(b)	2,494	2,426,246
4.63%, 02/01/30(b)	2,695	2,704,189
Vontier Corp., 2.40%, 04/01/28	2,855	2,676,448
		127,181,327
Engineering & Construction — 0.2%
Jacobs Engineering Group Inc., 6.35%, 08/18/28	4,167	4,353,166
MasTec Inc.
4.50%, 08/15/28(a)(b)	2,540	2,493,704
5.90%, 06/15/29	3,050	3,129,559
Mexico City Airport Trust
3.88%, 04/30/28(a)(b)	5,020	4,756,450
4.25%, 10/31/26(a)(b)	5,939	5,805,373
Sitios Latinoamerica SAB de CV, 6.00%, 11/25/29(a)	585	594,038

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Engineering & Construction (continued)
Ste Transcore Holdings Inc., 3.38%, 05/05/27(a)	$6,625	$6,511,773
Vinci SA, 3.75%, 04/10/29(a)(b)	6,113	6,010,050
		33,654,113
Entertainment — 0.2%
Flutter Treasury Designated Activity Co., 6.38%, 04/29/29(a)(b)	2,670	2,733,207
Warnermedia Holdings Inc.
3.76%, 03/15/27	23,170	22,460,341
4.05%, 03/15/29	8,740	8,138,712
WMG Acquisition Corp., 3.75%, 12/01/29(a)(b)	3,140	2,918,775
		36,251,035
Environmental Control — 0.4%
GFL Environmental Inc., 3.50%, 09/01/28(a)(b)	200	190,512
Republic Services Inc.
2.30%, 03/01/30	3,940	3,567,993
2.90%, 07/01/26(b)	2,694	2,654,995
3.38%, 11/15/27	3,730	3,652,424
3.95%, 05/15/28	4,922	4,876,924
4.88%, 04/01/29	4,685	4,761,002
5.00%, 11/15/29	2,820	2,878,292
Veralto Corp.
5.35%, 09/18/28	4,795	4,921,851
5.50%, 09/18/26	3,810	3,852,158
Waste Connections Inc.
2.60%, 02/01/30(b)	3,465	3,185,760
3.50%, 05/01/29(b)	3,275	3,172,727
4.25%, 12/01/28(b)	3,005	2,999,961
Waste Management Inc.
1.15%, 03/15/28	3,065	2,822,136
2.00%, 06/01/29(b)	3,685	3,375,753
3.15%, 11/15/27	4,431	4,312,003
3.88%, 01/15/29(a)(b)	2,405	2,354,354
4.50%, 03/15/28(b)	5,905	5,943,086
4.63%, 02/15/30(b)	5,091	5,127,273
4.65%, 03/15/30	4,235	4,259,280
4.88%, 02/15/29(b)	5,145	5,238,528
4.95%, 07/03/27	3,626	3,677,543
7.00%, 07/15/28(b)	1,850	1,989,329
		79,813,884
Food — 1.7%
Ahold Finance USA LLC, 6.88%, 05/01/29	3,970	4,305,309
Bimbo Bakeries USA Inc., 6.05%, 01/15/29(a)(b)	2,035	2,111,559
Cencosud SA, 4.38%, 07/17/27(a)(b)	4,905	4,832,586
CK Hutchison International 20 Ltd., 2.50%, 05/08/30(a)	50	45,138
Conagra Brands Inc.
1.38%, 11/01/27	5,807	5,375,715
4.85%, 11/01/28	7,485	7,517,179
5.30%, 10/01/26(b)	2,930	2,951,878
7.00%, 10/01/28	2,315	2,467,675
7.13%, 10/01/26	1,605	1,649,793
Danone SA, 2.95%, 11/02/26(a)(b)	11,534	11,288,362
Flowers Foods Inc., 3.50%, 10/01/26	2,090	2,052,340
General Mills Inc.
2.88%, 04/15/30(b)	955	878,989
3.20%, 02/10/27(b)	5,197	5,099,217
4.20%, 04/17/28(b)	8,361	8,321,309
4.70%, 01/30/27	4,091	4,107,338
4.88%, 01/30/30	5,825	5,875,833
5.50%, 10/17/28(b)	3,722	3,841,349
Security	Par (000)	Value
Food (continued)
Hershey Co. (The)
2.30%, 08/15/26	$3,029	$2,961,842
2.45%, 11/15/29	1,980	1,828,445
4.25%, 05/04/28(b)	2,375	2,386,323
4.55%, 02/24/28(b)	1,865	1,884,324
4.75%, 02/24/30	3,395	3,437,744
Hormel Foods Corp.
1.70%, 06/03/28	5,497	5,101,955
4.80%, 03/30/27(b)	2,990	3,015,216
Ingredion Inc., 3.20%, 10/01/26	3,042	2,984,890
J.M. Smucker Co. (The)
2.38%, 03/15/30	1,820	1,639,169
3.38%, 12/15/27(b)	3,903	3,824,795
5.90%, 11/15/28(b)	5,277	5,530,845
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
2.50%, 01/15/27	5,895	5,683,692
3.00%, 02/02/29(b)	4,080	3,837,818
5.13%, 02/01/28	5,859	5,917,836
5.50%, 01/15/30(b)	1,603	1,622,339
Kellanova
3.40%, 11/15/27(b)	4,335	4,245,535
4.30%, 05/15/28(b)	4,565	4,571,129
Kraft Heinz Foods Co.
3.75%, 04/01/30	5,335	5,107,690
3.88%, 05/15/27	8,147	8,047,409
4.63%, 01/30/29(b)	2,970	2,978,625
Kroger Co. (The)
2.20%, 05/01/30(b)	1,230	1,097,651
2.65%, 10/15/26	4,471	4,366,130
3.70%, 08/01/27	4,104	4,047,374
4.50%, 01/15/29(b)	4,675	4,694,601
8.00%, 09/15/29	340	379,120
Series B, 7.70%, 06/01/29	1,765	1,938,216
Mars Inc.
0.88%, 07/16/26(a)(b)	3,088	2,972,706
3.20%, 04/01/30(a)(b)	4,450	4,183,344
4.45%, 03/01/27(a)(b)	8,235	8,242,979
4.55%, 04/20/28(a)	6,308	6,345,511
4.60%, 03/01/28(a)	16,295	16,370,846
4.80%, 03/01/30(a)	27,805	27,976,594
McCormick & Co. Inc./MD
2.50%, 04/15/30(b)	1,185	1,070,035
3.40%, 08/15/27	4,818	4,708,168
Mondelez International Holdings Netherlands BV, 1.25%, 09/24/26(a)(b)	1,980	1,895,926
Mondelez International Inc.
2.63%, 03/17/27(b)	4,410	4,279,876
2.75%, 04/13/30(b)	2,450	2,250,897
4.13%, 05/07/28	3,073	3,061,486
4.25%, 05/06/28(b)	1,875	1,873,328
4.50%, 05/06/30	3,210	3,180,581
4.75%, 02/20/29	3,570	3,613,489
Nestle Capital Corp., 4.65%, 03/12/29(a)(b)	3,625	3,692,135
Nestle Holdings Inc.
1.00%, 09/15/27(a)(b)	6,473	6,044,321
1.15%, 01/14/27(a)(b)	2,983	2,845,439
1.50%, 09/14/28(a)(b)	6,040	5,557,728
3.63%, 09/24/28(a)(b)	7,360	7,235,131
4.13%, 10/01/27(a)(b)	3,070	3,070,210
4.25%, 10/01/29(a)(b)	2,790	2,780,292

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Food (continued)
4.95%, 03/14/30(a)(b)	$3,775	$3,857,821
5.00%, 03/14/28(a)(b)	5,013	5,138,062
5.00%, 09/12/28(a)(b)	3,582	3,671,092
Sigma Finance Netherlands BV, 4.88%, 03/27/28(a)(b)	1,275	1,271,528
Smithfield Foods Inc.
4.25%, 02/01/27(a)	3,790	3,740,049
5.20%, 04/01/29(a)	860	856,222
Sysco Corp.
2.40%, 02/15/30	3,880	3,504,049
3.25%, 07/15/27	4,748	4,631,380
3.30%, 07/15/26	5,729	5,652,538
5.75%, 01/17/29	3,790	3,938,173
5.95%, 04/01/30	3,025	3,184,032
The Campbell's Co.
2.38%, 04/24/30	752	672,628
4.15%, 03/15/28(b)	7,534	7,476,274
5.20%, 03/19/27(b)	3,060	3,094,944
5.20%, 03/21/29(b)	4,080	4,152,166
Tyson Foods Inc.
3.55%, 06/02/27	8,312	8,165,329
4.35%, 03/01/29(b)	6,140	6,072,748
5.40%, 03/15/29	3,835	3,936,196
		362,118,535
Forest Products & Paper — 0.3%
Celulosa Arauco y Constitucion SA
3.88%, 11/02/27	3,020	2,937,070
4.20%, 01/29/30(a)(b)	3,080	2,900,768
4.25%, 04/30/29(a)	1,877	1,802,754
Georgia-Pacific LLC
2.10%, 04/30/27(a)(b)	3,670	3,522,967
2.30%, 04/30/30(a)(b)	3,350	3,013,930
4.40%, 06/30/28(a)	1,980	1,982,000
7.25%, 06/01/28(b)	1,445	1,555,955
7.75%, 11/15/29(b)	3,490	3,934,289
Inversiones CMPC SA
3.85%, 01/13/30(a)(b)	2,605	2,431,593
4.38%, 04/04/27(a)(b)	2,638	2,618,648
Suzano Austria GmbH
2.50%, 09/15/28	2,505	2,304,040
5.00%, 01/15/30	5,800	5,638,464
5.75%, 07/14/26(a)(b)	1,015	1,022,342
6.00%, 01/15/29	10,381	10,560,751
Suzano International Finance BV, 5.50%, 01/17/27(b)	6,775	6,820,094
UPM-Kymmene OYJ, 7.45%, 11/26/27(a)(b)	1,115	1,179,171
		54,224,836
Gas — 0.5%
APA Infrastructure Ltd., 4.25%, 07/15/27(a)(b)	5,112	5,075,210
Atmos Energy Corp.
2.63%, 09/15/29	3,305	3,070,914
3.00%, 06/15/27(b)	3,176	3,099,935
Boston Gas Co.
3.00%, 08/01/29(a)(b)	2,820	2,609,844
3.15%, 08/01/27(a)	2,970	2,881,342
Brooklyn Union Gas Co. (The)
3.87%, 03/04/29(a)	3,310	3,191,135
4.63%, 08/05/27(a)	2,405	2,403,296
CenterPoint Energy Resources Corp.
4.00%, 04/01/28	1,900	1,874,724
Security	Par (000)	Value
Gas (continued)
5.25%, 03/01/28	$5,125	$5,230,217
ENN Energy Holdings Ltd., 4.63%, 05/17/27(a)(b)	3,510	3,504,680
Grupo Energia Bogota SA ESP, 4.88%, 05/15/30(a)	1,500	1,465,628
KeySpan Gas East Corp., 2.74%, 08/15/26(a)	4,991	4,866,675
Korea Gas Corp., 2.88%, 07/16/29(a)	1,225	1,150,422
National Fuel Gas Co.
3.95%, 09/15/27(b)	2,193	2,151,413
4.75%, 09/01/28	2,030	2,018,353
5.50%, 10/01/26	2,045	2,060,928
5.50%, 03/15/30	3,090	3,150,127
NiSource Inc.
2.95%, 09/01/29	4,974	4,656,895
3.49%, 05/15/27	5,861	5,743,638
3.60%, 05/01/30(b)	1,905	1,812,739
5.20%, 07/01/29	4,105	4,182,341
5.25%, 03/30/28(b)	6,190	6,309,209
6.95%, 11/30/54, (5-year CMT + 2.451%)(c)	1,885	1,928,791
ONE Gas Inc.
2.00%, 05/15/30	1,300	1,147,946
5.10%, 04/01/29	4,110	4,192,641
Piedmont Natural Gas Co. Inc., 3.50%, 06/01/29(b)	3,875	3,714,937
Promigas SA ESP/Gases del Pacifico SAC, 3.75%, 10/16/29(a)(b)	3,005	2,794,732
Snam SpA, 5.00%, 05/28/30(a)	3,200	3,198,442
Southern California Gas Co.
2.95%, 04/15/27	4,705	4,584,268
Series TT, 2.60%, 06/15/26(b)	3,270	3,206,464
Series XX, 2.55%, 02/01/30(b)	4,020	3,659,643
Southern Co. Gas Capital Corp., 3.25%, 06/15/26(b)	4,445	4,386,198
Southwest Gas Corp.
3.70%, 04/01/28(b)	929	906,874
5.45%, 03/23/28	2,017	2,056,583
5.80%, 12/01/27(b)	1,755	1,796,742
		110,083,926
Hand & Machine Tools — 0.1%
Kennametal Inc., 4.63%, 06/15/28	2,460	2,444,723
Regal Rexnord Corp.
6.05%, 04/15/28(b)	7,058	7,246,282
6.30%, 02/15/30	6,625	6,868,812
Snap-on Inc., 3.25%, 03/01/27	1,263	1,237,873
Stanley Black & Decker Inc.
2.30%, 03/15/30	4,360	3,844,601
4.25%, 11/15/28	3,615	3,569,189
6.00%, 03/06/28(b)	2,318	2,402,505
		27,613,985
Health Care - Products — 0.9%
Abbott Laboratories
1.15%, 01/30/28(b)	2,685	2,500,965
3.75%, 11/30/26	9,869	9,825,272
Agilent Technologies Inc.
2.75%, 09/15/29	3,730	3,462,207
3.05%, 09/22/26	1,909	1,874,100
4.20%, 09/09/27	3,285	3,266,840
Alcon Finance Corp.
2.75%, 09/23/26(a)	2,969	2,890,266
3.00%, 09/23/29(a)	6,360	5,910,057

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Products (continued)
Baxter International Inc.
1.92%, 02/01/27	$8,352	$7,987,668
2.27%, 12/01/28	8,050	7,433,873
2.60%, 08/15/26(b)	4,245	4,146,862
3.95%, 04/01/30	1,385	1,339,559
Boston Scientific Corp.
4.00%, 03/01/28(b)	660	657,946
4.00%, 03/01/29(b)	2,515	2,482,697
DH Europe Finance II SARL, 2.60%, 11/15/29(b)	5,440	5,039,330
Edwards Lifesciences Corp., 4.30%, 06/15/28(b)	4,475	4,460,037
GE HealthCare Technologies Inc.
4.80%, 08/14/29	7,880	7,922,426
5.65%, 11/15/27	10,285	10,558,349
5.86%, 03/15/30(b)	5,465	5,721,154
Medtronic Global Holdings SCA, 4.25%, 03/30/28	6,273	6,281,532
Olympus Corp., 2.14%, 12/08/26(a)	3,137	3,020,002
Revvity Inc.
1.90%, 09/15/28	2,140	1,961,905
3.30%, 09/15/29	5,710	5,368,247
Smith & Nephew PLC, 5.15%, 03/20/27(b)	2,475	2,497,621
Solventum Corp.
5.40%, 03/01/29	9,259	9,448,906
5.45%, 02/25/27(b)	6,195	6,271,280
Stryker Corp.
3.65%, 03/07/28	3,623	3,554,558
4.25%, 09/11/29(b)	4,785	4,750,097
4.55%, 02/10/27	3,057	3,067,418
4.70%, 02/10/28	4,170	4,208,149
4.85%, 12/08/28(b)	4,395	4,457,491
4.85%, 02/10/30	4,975	5,025,930
Thermo Fisher Scientific Inc.
1.75%, 10/15/28(b)	4,435	4,081,223
2.60%, 10/01/29	6,300	5,857,953
4.80%, 11/21/27(b)	3,909	3,967,381
4.95%, 08/10/26(b)	3,574	3,596,848
5.00%, 12/05/26	5,715	5,767,866
5.00%, 01/31/29(b)	6,165	6,304,945
Zimmer Biomet Holdings Inc.
3.55%, 03/20/30	1,545	1,453,988
4.70%, 02/19/27(b)	3,585	3,591,533
5.05%, 02/19/30(b)	3,800	3,856,186
5.35%, 12/01/28	3,675	3,770,370
		189,641,037
Health Care - Services — 2.0%
Adventist Health System/West, 2.95%, 03/01/29(b)	1,900	1,755,512
Advocate Health & Hospitals Corp., 3.83%, 08/15/28	3,190	3,130,917
Ascension Health, Series B, 2.53%, 11/15/29(b)	375	345,706
Banner Health, 2.34%, 01/01/30	180	163,407
Bon Secours Mercy Health Inc., Series 2018, 4.30%, 07/01/28	395	392,167
Centene Corp.
2.45%, 07/15/28	13,322	12,269,443
3.38%, 02/15/30	11,925	10,868,441
4.25%, 12/15/27	13,608	13,290,611
4.63%, 12/15/29	18,595	17,907,004
CHRISTUS Health, Series C, 4.34%, 07/01/28	475	469,757
Security	Par (000)	Value
Health Care - Services (continued)
Cigna Group (The)
2.40%, 03/15/30(b)	$7,310	$6,591,342
3.05%, 10/15/27(b)	3,706	3,589,382
3.40%, 03/01/27	7,709	7,573,346
4.38%, 10/15/28	22,017	21,894,157
5.00%, 05/15/29(b)	6,181	6,274,594
CommonSpirit Health, 3.35%, 10/01/29	50	47,221
Elevance Health Inc.
2.25%, 05/15/30(b)	3,505	3,122,217
2.88%, 09/15/29	5,114	4,766,930
3.65%, 12/01/27	8,960	8,796,728
4.10%, 03/01/28(b)	6,940	6,879,551
4.50%, 10/30/26(b)	1,936	1,935,324
4.75%, 02/15/30	4,750	4,772,091
5.15%, 06/15/29	3,810	3,882,974
Fresenius Medical Care U.S. Finance III Inc.
1.88%, 12/01/26(a)	4,925	4,708,774
3.75%, 06/15/29(a)(b)	2,641	2,505,176
HCA Inc.
3.13%, 03/15/27(b)	5,714	5,569,291
3.38%, 03/15/29	3,118	2,965,550
4.13%, 06/15/29	12,004	11,688,276
4.50%, 02/15/27	7,220	7,197,925
5.00%, 03/01/28(b)	4,160	4,203,850
5.20%, 06/01/28(b)	5,782	5,864,891
5.25%, 06/15/26	8,381	8,389,818
5.25%, 03/01/30	4,730	4,800,972
5.38%, 09/01/26	5,619	5,643,449
5.63%, 09/01/28	8,902	9,106,708
5.88%, 02/01/29(b)	6,040	6,234,197
Health Care Service Corp. A Mutual Legal Reserve Co., 5.20%, 06/15/29(a)(b)	5,275	5,340,633
Humana Inc.
1.35%, 02/03/27	3,665	3,489,160
3.13%, 08/15/29(b)	2,325	2,165,801
3.70%, 03/23/29	3,560	3,419,705
3.95%, 03/15/27	2,674	2,655,126
4.88%, 04/01/30	2,500	2,489,130
5.75%, 03/01/28	2,415	2,478,112
5.75%, 12/01/28(b)	2,875	2,968,136
ICON Investments Six DAC
5.81%, 05/08/27	2,680	2,724,089
5.85%, 05/08/29	5,180	5,308,297
IQVIA Inc.
5.70%, 05/15/28	4,570	4,640,995
6.25%, 02/01/29	6,900	7,148,993
Kaiser Foundation Hospitals, 3.15%, 05/01/27	3,280	3,199,371
Laboratory Corp. of America Holdings
2.95%, 12/01/29	4,030	3,744,663
3.60%, 09/01/27	3,841	3,776,767
4.35%, 04/01/30	3,875	3,805,589
Premier Health Partners, Series G, 2.91%, 11/15/26	1,432	1,383,378
Providence St. Joseph Health Obligated Group
Series 19A, 2.53%, 10/01/29(b)	290	265,378
Series H, 2.75%, 10/01/26(b)	1,220	1,190,367
Quest Diagnostics Inc.
4.20%, 06/30/29(b)	3,310	3,270,081
4.60%, 12/15/27(b)	2,823	2,838,884
4.63%, 12/15/29	3,815	3,822,102

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
Roche Holdings Inc.
1.93%, 12/13/28(a)(b)	$12,495	$11,545,112
2.31%, 03/10/27(a)(b)	7,192	6,970,860
2.38%, 01/28/27(a)(b)	4,898	4,762,361
3.63%, 09/17/28(a)(b)	1,005	989,728
4.20%, 09/09/29(a)(b)	5,940	5,911,273
4.79%, 03/08/29(a)(b)	5,930	6,016,833
5.27%, 11/13/26(a)	6,048	6,133,144
5.34%, 11/13/28(a)	7,885	8,150,414
Rush Obligated Group, Series 2020, 3.92%, 11/15/29(b)	210	203,554
SSM Health Care Corp.
4.89%, 06/01/28	155	156,447
Series A, 3.82%, 06/01/27(b)	2,470	2,433,540
UnitedHealth Group Inc.
3.70%, 05/15/27(b)	3,055	3,009,556
2.00%, 05/15/30(b)	4,500	3,963,764
2.88%, 08/15/29(b)	6,604	6,160,652
2.95%, 10/15/27(b)	5,208	5,029,937
3.38%, 04/15/27	3,603	3,531,900
3.45%, 01/15/27(b)	4,142	4,077,059
3.85%, 06/15/28	6,756	6,644,391
3.88%, 12/15/28	5,389	5,267,921
4.00%, 05/15/29	5,878	5,742,402
4.25%, 01/15/29	7,182	7,097,373
4.60%, 04/15/27(b)	3,395	3,402,174
4.70%, 04/15/29(b)	2,211	2,215,163
4.75%, 07/15/26	3,675	3,683,230
4.80%, 01/15/30	7,027	7,059,905
5.25%, 02/15/28(b)	5,580	5,685,717
5.30%, 02/15/30	7,930	8,120,275
Universal Health Services Inc.
1.65%, 09/01/26	4,150	3,990,003
4.63%, 10/15/29	3,405	3,336,897
		433,014,041
Holding Companies - Diversified — 1.4%
Aercap Sukuk Ltd./Cayman Islands, 4.50%, 10/03/29(a)(b)	2,825	2,761,663
Antares Holdings LP
2.75%, 01/15/27(a)(b)	2,775	2,638,980
3.75%, 07/15/27(a)	3,500	3,349,460
3.95%, 07/15/26(a)	2,805	2,752,341
6.35%, 10/23/29(a)(b)	2,870	2,871,267
6.50%, 02/08/29(a)(b)	2,850	2,862,542
7.95%, 08/11/28(a)	350	367,106
Apollo Debt Solutions BDC, 6.90%, 04/13/29	5,800	6,011,145
Ares Capital Corp.
2.15%, 07/15/26	5,337	5,172,898
2.88%, 06/15/27(b)	2,846	2,734,030
2.88%, 06/15/28	7,226	6,746,871
5.88%, 03/01/29	5,790	5,867,223
5.95%, 07/15/29(b)	5,100	5,190,911
7.00%, 01/15/27	4,790	4,934,981
Ares Strategic Income Fund
5.60%, 02/15/30(b)	4,427	4,350,349
5.70%, 03/15/28	5,535	5,544,166
6.35%, 08/15/29(b)	4,205	4,262,390
Bain Capital Specialty Finance Inc.
2.55%, 10/13/26(b)	1,245	1,196,708
5.95%, 03/15/30	2,345	2,311,701
Security	Par (000)	Value
Holding Companies - Diversified (continued)
Barings BDC Inc.
3.30%, 11/23/26	$1,445	$1,401,440
7.00%, 02/15/29(b)	1,830	1,878,260
Blackstone Private Credit Fund
2.63%, 12/15/26(b)	7,247	6,982,092
3.25%, 03/15/27	5,565	5,380,568
4.00%, 01/15/29	3,590	3,410,288
4.95%, 09/26/27(b)	2,240	2,216,268
5.25%, 04/01/30(b)	2,235	2,188,784
5.60%, 11/22/29(b)	2,730	2,714,878
5.95%, 07/16/29	2,755	2,780,383
7.30%, 11/27/28(b)	3,870	4,098,317
Blackstone Secured Lending Fund
2.13%, 02/15/27	3,374	3,207,211
2.75%, 09/16/26(b)	3,538	3,429,258
2.85%, 09/30/28(b)	3,872	3,574,666
5.35%, 04/13/28(b)	3,670	3,677,605
5.88%, 11/15/27(b)	2,530	2,573,116
Blue Owl Capital Corp.
2.63%, 01/15/27(b)	2,374	2,269,611
2.88%, 06/11/28	4,680	4,317,706
3.40%, 07/15/26(b)	5,702	5,577,730
5.95%, 03/15/29(b)	5,705	5,698,739
6.20%, 07/15/30(b)	1,635	1,643,853
Blue Owl Capital Corp. II, 8.45%, 11/15/26	690	716,020
Blue Owl Capital Corp. III, 3.13%, 04/13/27	1,584	1,517,690
Blue Owl Credit Income Corp.
3.13%, 09/23/26	1,695	1,639,434
4.70%, 02/08/27(b)	2,825	2,793,629
5.80%, 03/15/30	5,225	5,175,327
6.60%, 09/15/29	5,325	5,440,750
7.75%, 09/16/27(b)	3,470	3,611,742
7.75%, 01/15/29	3,220	3,404,064
7.95%, 06/13/28	3,690	3,905,176
Blue Owl Technology Finance Corp.
2.50%, 01/15/27(b)	1,500	1,417,814
3.75%, 06/17/26(a)(b)	1,426	1,393,933
6.10%, 03/15/28(a)	3,600	3,569,711
Blue Owl Technology Finance Corp. II, 6.75%, 04/04/29	4,060	4,084,569
Carlyle Secured Lending Inc., 6.75%, 02/18/30	1,970	1,988,231
CK Hutchison International 16 Ltd., 2.75%, 10/03/26(a)(b)	4,200	4,102,274
CK Hutchison International 17 II Ltd., 3.25%, 09/29/27(a)(b)	3,950	3,829,760
CK Hutchison International 17 Ltd., 3.50%, 04/05/27(a)(b)	3,439	3,374,557
CK Hutchison International 19 II Ltd., 2.75%, 09/06/29(a)	1,195	1,107,353
CK Hutchison International 19 Ltd., 3.63%, 04/11/29(a)(b)	3,658	3,521,151
Franklin BSP Capital Corp., 7.20%, 06/15/29(b)	2,435	2,452,502
FS KKR Capital Corp.
2.63%, 01/15/27	1,686	1,606,290
3.13%, 10/12/28	4,320	3,912,856
3.25%, 07/15/27(b)	2,482	2,356,949
6.13%, 01/15/30(b)	4,375	4,307,858
6.88%, 08/15/29(b)	3,160	3,213,862
7.88%, 01/15/29	2,220	2,327,431
Goldman Sachs BDC Inc., 6.38%, 03/11/27	1,460	1,489,159

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Holding Companies - Diversified (continued)
Goldman Sachs Private Credit Corp.
5.88%, 05/06/28(a)(b)	$1,640	$1,646,125
6.25%, 05/06/30(a)(b)	3,100	3,126,759
Golub Capital BDC Inc.
2.05%, 02/15/27	1,521	1,436,182
2.50%, 08/24/26	2,980	2,883,780
6.00%, 07/15/29	4,640	4,694,109
7.05%, 12/05/28(b)	2,660	2,780,364
Golub Capital Private Credit Fund
5.80%, 09/12/29(a)	3,125	3,093,691
5.88%, 05/01/30(a)(b)	2,200	2,181,046
HPS Corporate Lending Fund
5.45%, 01/14/28(b)	170	169,968
6.25%, 09/30/29(b)	2,125	2,158,882
6.75%, 01/30/29(b)	3,075	3,176,000
Main Street Capital Corp.
3.00%, 07/14/26	2,373	2,304,985
6.50%, 06/04/27	2,210	2,252,959
6.95%, 03/01/29(b)	2,105	2,170,400
Morgan Stanley Direct Lending Fund
4.50%, 02/11/27(b)	1,789	1,771,442
6.00%, 05/19/30	2,075	2,083,894
6.15%, 05/17/29(b)	2,130	2,168,502
MSD Investment Corp., 6.25%, 05/31/30(a)(b)	1,025	1,005,436
New Mountain Finance Corp.
6.20%, 10/15/27	1,710	1,717,994
6.88%, 02/01/29	1,790	1,806,756
North Haven Private Income Fund LLC, 5.75%, 02/01/30	1,775	1,754,190
Nuveen Churchill Direct Lending Corp., 6.65%, 03/15/30(b)	1,885	1,918,989
Oaktree Specialty Lending Corp.
2.70%, 01/15/27(b)	1,636	1,549,987
6.34%, 02/27/30(b)	2,140	2,112,132
7.10%, 02/15/29(b)	1,770	1,806,401
Oaktree Strategic Credit Fund
6.50%, 07/23/29(b)	2,550	2,579,426
8.40%, 11/14/28	2,055	2,204,966
Sixth Street Lending Partners
5.75%, 01/15/30	3,650	3,632,194
6.50%, 03/11/29	4,390	4,503,192
Sixth Street Specialty Lending Inc.
2.50%, 08/01/26(b)	1,200	1,162,082
6.13%, 03/01/29(b)	2,040	2,073,926
6.95%, 08/14/28(b)	1,623	1,694,806
		290,829,162
Home Builders — 0.1%
DR Horton Inc.
1.30%, 10/15/26	2,547	2,439,859
1.40%, 10/15/27(b)	2,305	2,146,743
Lennar Corp.
4.75%, 11/29/27(b)	3,488	3,499,998
5.00%, 06/15/27	1,836	1,846,310
5.20%, 07/30/30	2,800	2,826,299
5.25%, 06/01/26	1,232	1,234,581
MDC Holdings Inc., 3.85%, 01/15/30	1,700	1,611,935
Meritage Homes Corp.
3.88%, 04/15/29(a)(b)	1,825	1,743,363
5.13%, 06/06/27(b)	930	938,557
NVR Inc., 3.00%, 05/15/30	1,115	1,028,479
PulteGroup Inc., 5.00%, 01/15/27(b)	1,218	1,223,817
Security	Par (000)	Value
Home Builders (continued)
Toll Brothers Finance Corp.
3.80%, 11/01/29(b)	$3,285	$3,146,775
4.35%, 02/15/28(b)	1,908	1,891,359
4.88%, 03/15/27	2,570	2,571,784
		28,149,859
Home Furnishings — 0.0%
Leggett & Platt Inc.
3.50%, 11/15/27(b)	2,875	2,769,681
4.40%, 03/15/29(b)	3,235	3,102,325
LG Electronics Inc.
5.63%, 04/24/27(a)	945	958,446
5.63%, 04/24/29(a)	495	506,908
		7,337,360
Household Products & Wares — 0.2%
Avery Dennison Corp., 4.88%, 12/06/28	3,592	3,625,202
Church & Dwight Co. Inc., 3.15%, 08/01/27	2,975	2,901,170
Clorox Co. (The)
1.80%, 05/15/30	2,000	1,745,908
3.10%, 10/01/27	2,570	2,497,617
3.90%, 05/15/28	3,189	3,157,775
4.40%, 05/01/29(b)	3,475	3,474,564
Kimberly-Clark Corp.
1.05%, 09/15/27(b)	4,012	3,744,999
3.10%, 03/26/30(b)	4,460	4,217,153
3.20%, 04/25/29	4,700	4,533,148
3.95%, 11/01/28	3,119	3,098,871
Reckitt Benckiser Treasury Services PLC, 3.00%, 06/26/27(a)(b)	14,806	14,411,453
		47,407,860
Insurance — 4.4%
ACE Capital Trust II, Series N, 9.70%, 04/01/30	545	649,366
Aegon Funding Co. LLC, 5.50%, 04/16/27(a)(b)	4,410	4,452,570
Aegon Ltd., 5.50%, 04/11/48(c)	4,485	4,458,621
Aflac Inc.
2.88%, 10/15/26	1,662	1,627,604
3.60%, 04/01/30(b)	5,735	5,530,202
AIA Group Ltd.
3.38%, 04/07/30(a)(b)	5,100	4,855,155
3.60%, 04/09/29(a)(b)	5,974	5,787,290
3.90%, 04/06/28(a)	2,225	2,194,895
5.63%, 10/25/27(a)	5,335	5,485,099
Alleghany Corp., 3.63%, 05/15/30	165	158,686
Allstate Corp. (The)
3.28%, 12/15/26	3,207	3,151,835
5.05%, 06/24/29	3,675	3,753,592
American Financial Group Inc./OH, 5.25%, 04/02/30(b)	350	358,929
American International Group Inc.
4.20%, 04/01/28(b)	1,735	1,722,013
4.85%, 05/07/30	3,365	3,377,923
Series A-9, 5.75%, 04/01/48(b)(c)	1,130	1,130,531
American National Global Funding
5.25%, 06/03/30(a)	2,225	2,221,377
5.55%, 01/28/30(a)	3,390	3,435,717
American National Group Inc.
5.00%, 06/15/27(b)	2,554	2,552,548
5.75%, 10/01/29	4,065	4,134,191
Aon Corp.
2.80%, 05/15/30	4,000	3,664,055
3.75%, 05/02/29	4,574	4,443,479

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
4.50%, 12/15/28(b)	$2,025	$2,030,692
8.21%, 01/01/27(b)	2,236	2,349,792
Aon Corp./Aon Global Holdings PLC, 2.85%, 05/28/27	3,020	2,932,995
Aon North America Inc.
5.13%, 03/01/27	3,580	3,617,558
5.15%, 03/01/29(b)	5,960	6,078,670
Arch Capital Finance LLC, 4.01%, 12/15/26	2,891	2,866,103
Arthur J Gallagher & Co.
4.60%, 12/15/27(b)	2,670	2,676,181
4.85%, 12/15/29	5,862	5,907,741
Assurant Inc.
3.70%, 02/22/30(b)	2,245	2,110,208
4.90%, 03/27/28(b)	1,515	1,517,921
Assured Guaranty U.S. Holdings Inc., 6.13%, 09/15/28(b)	2,575	2,688,486
Athene Global Funding
1.61%, 06/29/26(a)(b)	4,204	4,071,479
1.73%, 10/02/26(a)(b)	4,149	3,988,158
1.99%, 08/19/28(a)	3,975	3,635,602
2.45%, 08/20/27(a)(b)	2,329	2,210,015
2.50%, 03/24/28(a)	3,205	3,011,844
2.72%, 01/07/29(a)(b)	2,610	2,410,374
2.95%, 11/12/26(a)(b)	4,502	4,388,909
4.72%, 10/08/29(a)(b)	3,820	3,769,826
4.83%, 05/09/28(a)	850	849,757
4.86%, 08/27/26(a)	4,395	4,405,166
4.95%, 01/07/27(a)(b)	3,600	3,609,309
5.34%, 01/15/27(a)	2,415	2,436,731
5.35%, 07/09/27(a)	2,840	2,877,864
5.38%, 01/07/30(a)(b)	4,580	4,639,568
5.52%, 03/25/27(a)	8,355	8,470,862
5.58%, 01/09/29(a)	6,885	7,027,160
Athene Holding Ltd.
4.13%, 01/12/28	5,665	5,569,652
6.15%, 04/03/30(b)	3,380	3,545,309
Axis Specialty Finance LLC
3.90%, 07/15/29(b)	2,870	2,756,142
4.90%, 01/15/40, (5-year CMT + 3.186%)(b)(c)	1,125	1,067,478
Axis Specialty Finance PLC, 4.00%, 12/06/27	1,572	1,544,800
Berkshire Hathaway Finance Corp.
1.85%, 03/12/30(b)	3,180	2,868,420
2.30%, 03/15/27(b)	4,264	4,142,211
Brighthouse Financial Global Funding
2.00%, 06/28/28(a)(b)	2,020	1,848,763
5.55%, 04/09/27(a)	950	962,178
5.65%, 06/10/29(a)(b)	2,550	2,599,154
Brighthouse Financial Inc.
3.70%, 06/22/27	3,961	3,868,839
5.63%, 05/15/30	2,400	2,436,738
Brown & Brown Inc., 4.50%, 03/15/29	1,860	1,844,840
Chubb INA Holdings LLC, 4.65%, 08/15/29(b)	5,260	5,311,665
Cincinnati Financial Corp., 6.92%, 05/15/28(b)	1,090	1,164,854
CNA Financial Corp.
3.45%, 08/15/27	2,541	2,478,598
3.90%, 05/01/29(b)	3,470	3,371,648
CNO Financial Group Inc., 5.25%, 05/30/29(b)	3,450	3,443,395
CNO Global Funding
1.75%, 10/07/26(a)(b)	2,755	2,644,932
2.65%, 01/06/29(a)(b)	2,595	2,405,910
Security	Par (000)	Value
Insurance (continued)
4.88%, 12/10/27(a)(b)	$1,875	$1,880,086
4.95%, 09/09/29(a)	2,960	2,957,159
5.88%, 06/04/27(a)(b)	2,460	2,515,810
Constellation Insurance Inc., 6.80%, 01/24/30(a)	1,750	1,677,608
Corebridge Financial Inc.
3.65%, 04/05/27	7,369	7,252,594
3.85%, 04/05/29	6,080	5,899,528
6.88%, 12/15/52, (5-year CMT + 3.846%)(c)	5,859	5,947,751
Corebridge Global Funding
4.65%, 08/20/27(a)	4,865	4,876,545
4.90%, 01/07/28(a)(b)	775	784,172
4.90%, 12/03/29(a)(b)	3,827	3,852,151
5.20%, 01/12/29(a)(b)	4,175	4,250,744
5.20%, 06/24/29(a)	3,435	3,489,554
5.35%, 06/24/26(a)(b)	3,060	3,086,200
5.75%, 07/02/26(a)(b)	3,230	3,270,841
5.90%, 09/19/28(a)(b)	2,520	2,618,896
Dai-Ichi Life Insurance Co. Ltd. (The), 4.00%(a)(b)(c)(d)	9,135	8,997,096
Empower Finance 2020 LP, 1.36%, 09/17/27(a)(b)	1,425	1,325,340
Enstar Finance LLC, 5.50%, 01/15/42, (5-year CMT + 4.006%)(c)	1,370	1,332,315
Enstar Group Ltd., 4.95%, 06/01/29(b)	3,690	3,666,720
Equitable Financial Life Global Funding
1.30%, 07/12/26(a)	2,891	2,791,935
1.40%, 08/27/27(a)(b)	2,896	2,697,054
1.70%, 11/12/26(a)	2,787	2,677,658
1.80%, 03/08/28(a)(b)	4,305	3,994,134
4.88%, 11/19/27(a)(b)	3,570	3,593,048
5.00%, 03/27/30(a)	5,320	5,352,538
5.45%, 03/03/28(a)(b)	1,837	1,882,598
Equitable Holdings Inc.
4.35%, 04/20/28	8,647	8,588,520
4.57%, 02/15/29(a)	2,245	2,212,949
7.00%, 04/01/28(b)	565	600,035
Essent Group Ltd., 6.25%, 07/01/29	3,275	3,375,963
F&G Annuities & Life Inc.
6.50%, 06/04/29	3,565	3,643,957
7.40%, 01/13/28(b)	2,825	2,939,974
F&G Global Funding
1.75%, 06/30/26(a)(b)	4,191	4,057,936
2.00%, 09/20/28(a)(b)	1,215	1,109,014
2.30%, 04/11/27(a)(b)	2,205	2,108,245
5.88%, 06/10/27(a)	3,100	3,160,518
5.88%, 01/16/30(a)	2,292	2,329,745
Fairfax Financial Holdings Ltd.
4.63%, 04/29/30	3,600	3,547,369
4.85%, 04/17/28	3,135	3,151,017
Farmers Exchange Capital, 7.05%, 07/15/28(a)(b)	930	974,085
Fidelity National Financial Inc., 4.50%, 08/15/28	3,340	3,310,475
First American Financial Corp., 4.00%, 05/15/30	1,900	1,786,575
Five Corners Funding Trust II, 2.85%, 05/15/30(a)	8,250	7,600,813
Fortitude Group Holdings LLC, 6.25%, 04/01/30(a)(b)	4,210	4,262,417

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
GA Global Funding Trust
1.95%, 09/15/28(a)(b)	$1,060	$971,930
2.25%, 01/06/27(a)(b)	3,185	3,059,528
4.40%, 09/23/27(a)(b)	4,240	4,202,226
5.40%, 01/13/30(a)(b)	2,800	2,846,313
5.50%, 01/08/29(a)	4,930	5,028,662
Global Atlantic Fin Co., 4.40%, 10/15/29(a)	3,800	3,650,822
Globe Life Inc., 4.55%, 09/15/28(b)	3,485	3,483,121
Great-West Lifeco Finance 2018 LP, 4.05%, 05/17/28(a)(b)	2,015	1,978,452
Guardian Life Global Funding
1.25%, 11/19/27(a)(b)	2,703	2,505,915
1.40%, 07/06/27(a)(b)	1,125	1,057,630
1.63%, 09/16/28(a)(b)	1,060	969,601
3.25%, 03/29/27(a)	1,720	1,686,505
4.18%, 09/26/29(a)(b)	3,440	3,406,292
4.80%, 04/28/30(a)	3,595	3,622,702
5.55%, 10/28/27(a)	2,517	2,579,035
5.74%, 10/02/28(a)	2,500	2,602,290
Hartford Financial Services Group Inc. (The), 2.80%, 08/19/29	2,780	2,590,581
Horace Mann Educators Corp., 7.25%, 09/15/28(b)	2,090	2,231,630
Jackson Financial Inc., 5.17%, 06/08/27(b)	1,911	1,925,768
Jackson National Life Global Funding
3.05%, 06/21/29(a)(b)	165	153,772
4.60%, 10/01/29(a)	3,520	3,481,991
4.90%, 01/13/27(a)	2,405	2,414,137
5.25%, 04/12/28(a)	1,457	1,478,770
5.35%, 01/13/30(a)(b)	3,010	3,070,064
5.55%, 07/02/27(a)(b)	315	320,260
Jackson National Life Insurance Co., 8.15%, 03/15/27(a)	5,500	5,730,029
Kyobo Life Insurance Co. Ltd., 5.90%, 06/15/52, (5-year CMT + 2.887%)(a)(c)	2,020	2,030,100
Liberty Mutual Group Inc., 4.57%, 02/01/29(a)(b)	4,580	4,539,701
Lincoln Financial Global Funding
4.63%, 05/28/28(a)	2,225	2,229,503
5.30%, 01/13/30(a)(b)	3,740	3,822,059
Lincoln National Corp.
3.05%, 01/15/30(b)	3,040	2,812,940
3.63%, 12/12/26(b)	2,335	2,300,373
3.80%, 03/01/28(b)	2,620	2,560,972
Loews Corp., 3.20%, 05/15/30	1,950	1,823,743
Manulife Financial Corp.
2.48%, 05/19/27(b)	2,631	2,538,385
4.06%, 02/24/32, (5-year USD ICE Swap + 1.647%)(b)(c)	4,315	4,251,940
Markel Group Inc.
3.35%, 09/17/29	1,935	1,843,924
3.50%, 11/01/27(b)	1,510	1,473,172
Marsh & McLennan Companies Inc.
4.38%, 03/15/29	9,012	9,007,301
4.55%, 11/08/27	5,530	5,552,778
4.65%, 03/15/30	5,965	5,989,480
MassMutual Global Funding II
1.20%, 07/16/26(a)	1,350	1,304,738
2.35%, 01/14/27(a)(b)	3,976	3,851,670
4.45%, 03/27/28(a)(b)	2,028	2,031,786
4.55%, 05/07/30(a)	3,400	3,394,025
4.85%, 01/17/29(a)(b)	3,870	3,911,263
Security	Par (000)	Value
Insurance (continued)
4.95%, 01/10/30(a)	$3,340	$3,381,458
5.05%, 12/07/27(a)(b)	4,440	4,511,741
5.05%, 06/14/28(a)	3,780	3,843,382
5.10%, 04/09/27(a)(b)	5,125	5,193,471
5.15%, 05/30/29(a)(b)	3,360	3,435,801
Meiji Yasuda Life Insurance Co., 5.10%, 04/26/48, (5-year USD ICE Swap + 3.150%)(a)(b)(c)	4,365	4,325,747
Mercury General Corp., 4.40%, 03/15/27(b)	2,249	2,216,442
Met Tower Global Funding
1.25%, 09/14/26(a)(b)	2,810	2,696,184
4.00%, 10/01/27(a)	2,843	2,813,989
4.80%, 01/14/28(a)(b)	2,275	2,296,429
4.85%, 01/16/27(a)(b)	3,005	3,024,727
5.25%, 04/12/29(a)(b)	3,330	3,404,440
5.40%, 06/20/26(a)	2,375	2,398,841
MetLife Inc., 4.55%, 03/23/30(b)	5,935	5,974,007
Metropolitan Life Global Funding I
1.88%, 01/11/27(a)(b)	5,180	4,975,171
2.95%, 04/09/30(a)	6,015	5,565,028
3.00%, 09/19/27(a)	4,655	4,507,109
3.05%, 06/17/29(a)(b)	2,655	2,511,957
3.30%, 03/21/29(a)(b)	3,025	2,895,428
3.45%, 12/18/26(a)(b)	5,955	5,870,949
3.85%, 04/06/28(a)	230	225,060
4.30%, 08/25/29(a)	3,260	3,223,136
4.40%, 06/30/27(a)(b)	3,085	3,091,744
4.85%, 01/08/29(a)(b)	4,760	4,813,758
4.90%, 01/09/30(a)(b)	3,180	3,227,730
5.05%, 06/11/27(a)(b)	3,835	3,881,640
5.05%, 01/06/28(a)	3,100	3,149,364
5.40%, 09/12/28(a)	3,390	3,495,747
MGIC Investment Corp., 5.25%, 08/15/28	2,270	2,254,244
Mitsui Sumitomo Insurance Co. Ltd., 4.95%, (5-year USD Swap + 3.256%)(a)(b)(c)(d)	3,060	2,995,463
Munich Re America Corp., Series B, 7.45%, 12/15/26	120	125,744
Mutual of Omaha Companies Global Funding
4.75%, 10/15/29(a)(b)	2,585	2,587,458
5.35%, 04/09/27(a)	2,210	2,236,417
5.45%, 12/12/28(a)	2,675	2,740,278
Mutual of Omaha Cos Global Funding
5.00%, 04/01/30(a)	1,975	1,996,388
5.80%, 07/27/26(a)(b)	2,405	2,434,131
New York Life Global Funding
1.15%, 06/09/26(a)	2,408	2,330,345
2.35%, 07/14/26(a)(b)	975	952,711
3.00%, 01/10/28(a)(b)	3,745	3,629,019
3.25%, 04/07/27(a)(b)	2,822	2,772,201
3.90%, 10/01/27(a)(b)	3,474	3,437,470
4.40%, 12/13/27(a)	325	325,426
4.40%, 04/25/28(a)(b)	3,805	3,812,095
4.60%, 12/05/29(a)(b)	4,090	4,109,914
4.60%, 06/03/30(a)	3,350	3,361,647
4.70%, 01/29/29(a)	3,532	3,559,097
4.85%, 01/09/28(a)	5,635	5,699,334
4.90%, 04/02/27(a)(b)	3,583	3,616,420
4.90%, 06/13/28(a)	4,723	4,795,323
5.00%, 06/06/29(a)	3,610	3,668,135
5.45%, 09/18/26(a)	5,159	5,229,043

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
Nippon Life Insurance Co.
3.40%, 01/23/50, (5-year CMT + 2.612%)(a)(b)(c)	$6,440	$5,909,928
4.00%, 09/19/47, (5-year USD ICE Swap + 2.880%)(a)(b)(c)	3,975	3,864,169
NLG Global Funding, 5.40%, 01/23/30(a)	3,990	4,057,580
NMI Holdings Inc., 6.00%, 08/15/29	2,620	2,659,104
Northwestern Mutual Global Funding
1.70%, 06/01/28(a)(b)	2,845	2,631,136
1.75%, 01/11/27(a)	3,448	3,307,374
3.30%, 04/04/29(a)	290	277,677
4.11%, 09/12/27(a)(b)	3,108	3,089,752
4.35%, 09/15/27(a)(b)	3,830	3,833,425
4.49%, 03/21/28(a)(b)	600	602,147
4.60%, 06/03/30(a)	2,800	2,806,639
4.71%, 01/10/29(a)(b)	3,170	3,186,716
4.90%, 06/12/28(a)	4,280	4,340,846
4.96%, 01/13/30(a)(b)	3,010	3,059,135
5.07%, 03/25/27(a)(b)	3,640	3,682,798
Old Republic International Corp., 3.88%, 08/26/26(b)	3,183	3,147,963
Pacific Life Global Funding II
1.45%, 01/20/28(a)(b)	1,660	1,538,340
1.60%, 09/21/28(a)	985	896,717
4.45%, 05/01/28(a)	290	290,410
4.50%, 08/28/29(a)(b)	3,429	3,415,777
4.85%, 02/10/30(a)(b)	2,805	2,827,512
4.90%, 04/04/28(a)(b)	2,468	2,494,991
4.90%, 01/11/29(a)(b)	2,360	2,385,967
5.50%, 08/28/26(a)	3,445	3,490,678
5.50%, 07/18/28(a)(b)	2,807	2,892,719
PartnerRe Finance B LLC, 3.70%, 07/02/29	3,710	3,561,734
Pricoa Global Funding I
1.20%, 09/01/26(a)(b)	4,106	3,939,657
4.40%, 08/27/27(a)(b)	3,580	3,574,059
4.70%, 05/28/30(a)(b)	2,850	2,860,821
5.10%, 05/30/28(a)(b)	3,390	3,453,458
5.55%, 08/28/26(a)(b)	2,780	2,816,650
Principal Financial Group Inc.
3.10%, 11/15/26(b)	2,000	1,957,856
3.70%, 05/15/29(b)	3,565	3,449,442
4.11%, 02/15/28(a)	10	9,813
Principal Life Global Funding II
1.25%, 08/16/26(a)	6,615	6,363,339
1.50%, 11/17/26(a)(b)	3,320	3,184,959
2.50%, 09/16/29(a)(b)	2,005	1,846,967
4.60%, 08/19/27(a)	4,774	4,782,286
4.80%, 01/09/28(a)	2,655	2,675,931
4.95%, 11/27/29(a)(b)	3,365	3,393,192
5.00%, 01/16/27(a)(b)	2,905	2,926,641
5.10%, 01/25/29(a)(b)	4,005	4,066,780
5.50%, 06/28/28(a)(b)	2,565	2,635,610
Progressive Corp. (The)
2.45%, 01/15/27	2,837	2,755,670
2.50%, 03/15/27	2,839	2,754,702
3.20%, 03/26/30(b)	1,840	1,744,825
4.00%, 03/01/29(b)	3,910	3,859,452
6.63%, 03/01/29(b)	2,735	2,949,683
Protective Life Corp.
3.40%, 01/15/30(a)(b)	2,415	2,278,873
4.30%, 09/30/28(a)	2,570	2,545,385
Security	Par (000)	Value
Insurance (continued)
Protective Life Global Funding
1.30%, 09/20/26(a)	$2,290	$2,192,457
1.90%, 07/06/28(a)	1,375	1,271,854
4.34%, 09/13/27(a)(b)	1,810	1,800,175
4.71%, 07/06/27(a)(b)	1,535	1,541,366
4.77%, 12/09/29(a)(b)	2,925	2,937,172
4.80%, 06/05/30(a)	1,950	1,952,490
4.99%, 01/12/27(a)	2,195	2,210,224
5.22%, 06/12/29(a)(b)	2,575	2,630,423
5.47%, 12/08/28(a)(b)	3,070	3,158,925
Prudential Financial Inc.
2.10%, 03/10/30(b)	3,100	2,798,063
3.88%, 03/27/28(b)	2,023	2,004,257
4.50%, 09/15/47(b)(c)	4,200	4,113,485
5.70%, 09/15/48(c)	5,190	5,193,017
Prudential Funding Asia PLC, 3.13%, 04/14/30(b)	5,644	5,299,936
Reinsurance Group of America Inc.
3.90%, 05/15/29(b)	3,830	3,731,791
3.95%, 09/15/26(b)	2,259	2,239,751
Reliance Standard Life Global Funding II
1.51%, 09/28/26(a)(b)	1,783	1,708,241
2.75%, 01/21/27(a)(b)	2,075	1,992,752
4.93%, 09/01/27(a)	315	312,893
5.28%, 11/07/29(a)	1,020	1,032,993
RenaissanceRe Finance Inc., 3.45%, 07/01/27(b)	1,365	1,339,264
RenaissanceRe Holdings Ltd., 3.60%, 04/15/29(b)	2,720	2,612,158
RGA Global Funding
2.00%, 11/30/26(a)(b)	2,865	2,761,731
2.70%, 01/18/29(a)	2,495	2,321,652
5.25%, 01/09/30(a)(b)	3,540	3,605,204
5.45%, 05/24/29(a)(b)	4,275	4,388,741
6.00%, 11/21/28(a)(b)	2,525	2,637,934
Sagicor Financial Co. Ltd., 5.30%, 05/13/28(a)	2,950	2,906,694
Sammons Financial Group Global Funding
5.05%, 01/10/28(a)(b)	2,665	2,696,466
5.10%, 12/10/29(a)(b)	3,300	3,340,184
Sammons Financial Group Inc., 4.45%, 05/12/27(a)(b)	1,900	1,886,086
SBL Holdings Inc., 5.13%, 11/13/26(a)(b)	2,159	2,140,337
SiriusPoint Ltd., 7.00%, 04/05/29	2,465	2,565,803
Sumitomo Life Insurance Co., 4.00%, 09/14/77(a)(b)(c)	7,105	6,910,771
Swiss Re Finance Luxembourg SA, 5.00%, 04/02/49, (5-year CMT + 3.582%)(a)(b)(c)	3,115	3,072,465
Unum Group, 4.00%, 06/15/29	2,780	2,699,750
Western-Southern Global Funding, 4.90%, 05/01/30(a)	2,475	2,481,934
Willis North America Inc.
2.95%, 09/15/29(b)	4,925	4,587,153
4.50%, 09/15/28(b)	4,010	3,997,104
4.65%, 06/15/27	3,960	3,975,545
		937,093,045
Internet — 1.5%
Alibaba Group Holding Ltd.
3.40%, 12/06/27(b)	14,235	13,888,664
4.88%, 05/26/30(a)	400	405,949
Alphabet Inc.
0.80%, 08/15/27(b)	5,915	5,521,758

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Internet (continued)
2.00%, 08/15/26	$11,325	$11,041,194
4.00%, 05/15/30	5,605	5,547,712
Amazon.com Inc.
1.20%, 06/03/27	7,078	6,689,727
1.65%, 05/12/28(b)	12,635	11,811,254
3.15%, 08/22/27	19,581	19,183,854
3.30%, 04/13/27	10,520	10,377,231
3.45%, 04/13/29	8,643	8,454,876
4.55%, 12/01/27	11,296	11,417,810
4.65%, 12/01/29	9,425	9,600,866
Baidu Inc.
1.63%, 02/23/27(b)	1,715	1,635,008
3.63%, 07/06/27(b)	3,490	3,432,754
4.38%, 03/29/28	3,005	2,999,156
4.88%, 11/14/28	200	202,453
Booking Holdings Inc.
3.55%, 03/15/28	2,680	2,623,576
4.63%, 04/13/30(b)	8,325	8,366,654
eBay Inc.
2.70%, 03/11/30	5,698	5,230,139
3.60%, 06/05/27(b)	4,557	4,488,991
5.95%, 11/22/27	1,683	1,741,781
Expedia Group Inc.
3.25%, 02/15/30	7,925	7,390,020
3.80%, 02/15/28(b)	5,592	5,476,668
4.63%, 08/01/27	4,086	4,088,612
JD.com Inc., 3.38%, 01/14/30(b)	4,200	3,989,992
Meituan
4.50%, 04/02/28(a)	6,559	6,528,482
4.63%, 10/02/29(a)	6,050	6,021,902
Meta Platforms Inc.
3.50%, 08/15/27	16,409	16,204,503
4.30%, 08/15/29(b)	6,763	6,789,448
4.60%, 05/15/28	9,570	9,724,372
4.80%, 05/15/30	3,805	3,895,682
Netflix Inc.
4.38%, 11/15/26(b)	6,675	6,687,319
4.88%, 04/15/28(b)	10,327	10,496,252
5.38%, 11/15/29(a)(b)	5,730	5,937,786
5.88%, 11/15/28	11,422	11,984,900
6.38%, 05/15/29(b)	5,044	5,400,145
Prosus NV
3.26%, 01/19/27(a)	5,015	4,877,199
3.68%, 01/21/30(a)(b)	1,870	1,730,278
4.85%, 07/06/27(a)(b)	1,371	1,364,770
Tencent Holdings Ltd.
3.60%, 01/19/28(a)	14,355	14,093,494
3.98%, 04/11/29(a)(b)	15,173	14,922,848
Uber Technologies Inc.
4.30%, 01/15/30	8,022	7,907,962
4.50%, 08/15/29(a)(b)	10,828	10,652,348
6.25%, 01/15/28(a)(b)	2,745	2,758,752
7.50%, 09/15/27(a)	3,382	3,414,650
VeriSign Inc., 4.75%, 07/15/27	4,157	4,155,392
		321,155,183
Iron & Steel — 0.2%
ArcelorMittal SA
4.25%, 07/16/29	3,495	3,410,871
6.55%, 11/29/27(b)	7,140	7,404,712
Gerdau Trade Inc., 4.88%, 10/24/27(a)(b)	1,085	1,084,114
GUSAP III LP, 4.25%, 01/21/30(a)	2,080	1,990,662
Security	Par (000)	Value
Iron & Steel (continued)
Nucor Corp.
3.95%, 05/01/28(b)	$2,270	$2,252,477
4.30%, 05/23/27	2,845	2,845,981
4.65%, 06/01/30(b)	3,005	2,996,667
POSCO
4.50%, 08/04/27(a)(b)	832	826,501
4.88%, 01/23/27(a)	1,370	1,371,220
5.75%, 01/17/28(a)	6,102	6,240,982
POSCO Holdings Inc., 5.13%, 05/07/30(a)	145	145,236
Steel Dynamics Inc.
1.65%, 10/15/27(b)	1,852	1,729,713
3.45%, 04/15/30(b)	3,625	3,406,878
5.00%, 12/15/26(b)	2,075	2,073,810
		37,779,824
Leisure Time — 0.2%
Brunswick Corp./DE, 5.85%, 03/18/29(b)	2,735	2,778,726
Carnival Corp.
4.00%, 08/01/28(a)	13,465	13,010,556
7.00%, 08/15/29(a)(b)	3,060	3,211,436
Harley-Davidson Financial Services Inc.
3.05%, 02/14/27(a)(b)	2,293	2,204,032
5.95%, 06/11/29(a)(b)	3,375	3,392,342
6.50%, 03/10/28(a)(b)	3,580	3,657,591
Polaris Inc., 6.95%, 03/15/29(b)	3,165	3,284,256
Royal Caribbean Cruises Ltd.
3.70%, 03/15/28	300	289,479
5.38%, 07/15/27(a)	200	200,181
5.50%, 04/01/28(a)	590	591,428
		32,620,027
Lodging — 0.4%
Choice Hotels International Inc., 3.70%, 12/01/29(b)	2,580	2,411,446
Hyatt Hotels Corp.
4.38%, 09/15/28	2,510	2,478,419
5.05%, 03/30/28	2,995	3,009,882
5.25%, 06/30/29	4,475	4,509,122
5.75%, 01/30/27	3,205	3,258,552
5.75%, 04/23/30(b)	2,110	2,150,354
Las Vegas Sands Corp.
3.50%, 08/18/26(b)	3,000	2,934,386
3.90%, 08/08/29	4,920	4,614,832
5.63%, 06/15/28	1,900	1,904,299
5.90%, 06/01/27	4,145	4,195,218
6.00%, 08/15/29(b)	3,385	3,438,067
6.00%, 06/14/30(b)	1,190	1,202,895
Marriott International Inc./MD
4.80%, 03/15/30	3,790	3,797,105
4.88%, 05/15/29	2,985	3,007,810
4.90%, 04/15/29	4,585	4,625,861
5.00%, 10/15/27	5,446	5,513,973
5.45%, 09/15/26(b)	2,048	2,069,208
5.55%, 10/15/28	4,125	4,255,295
Series AA, 4.65%, 12/01/28(b)	1,818	1,825,692
Series R, 3.13%, 06/15/26	3,361	3,306,759
Series X, 4.00%, 04/15/28	3,180	3,133,660
Sands China Ltd.
2.30%, 03/08/27(b)	3,233	3,078,654
2.85%, 03/08/29(b)	4,370	3,963,015
5.40%, 08/08/28	11,122	11,082,543
		85,767,047

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Machinery — 1.3%
ABB Finance USA Inc., 3.80%, 04/03/28(b)	$965	$956,354
AGCO Corp., 5.45%, 03/21/27	2,210	2,227,831
Caterpillar Financial Services Corp.
1.10%, 09/14/27(b)	4,609	4,297,606
1.15%, 09/14/26(b)	3,046	2,928,117
1.70%, 01/08/27(b)	2,901	2,788,598
2.40%, 08/09/26(b)	1,805	1,765,474
3.60%, 08/12/27	4,173	4,118,155
4.38%, 08/16/29(b)	3,795	3,795,397
4.40%, 10/15/27	3,855	3,867,821
4.40%, 03/03/28(b)	2,825	2,837,429
4.45%, 10/16/26	3,771	3,781,221
4.50%, 01/07/27(b)	2,355	2,365,172
4.50%, 01/08/27	3,095	3,106,846
4.60%, 11/15/27	5,795	5,842,841
4.70%, 11/15/29(b)	5,585	5,659,633
4.80%, 01/08/30(b)	2,875	2,928,922
4.85%, 02/27/29(b)	3,969	4,038,802
5.00%, 05/14/27(b)	4,708	4,774,493
Caterpillar Inc.
2.60%, 09/19/29(b)	3,220	3,003,867
2.60%, 04/09/30(b)	3,600	3,328,648
CNH Industrial Capital LLC
1.45%, 07/15/26	3,284	3,163,543
4.50%, 10/08/27	2,350	2,346,561
4.55%, 04/10/28(b)	3,705	3,697,279
4.75%, 03/21/28	2,550	2,554,818
5.10%, 04/20/29(b)	3,755	3,802,488
5.50%, 01/12/29	3,015	3,092,766
CNH Industrial NV, 3.85%, 11/15/27(b)	2,943	2,910,291
Deere & Co.
3.10%, 04/15/30(b)	2,805	2,640,189
5.38%, 10/16/29(b)	3,115	3,254,144
8.10%, 05/15/30(b)	1,000	1,156,274
Dover Corp., 2.95%, 11/04/29(b)	2,240	2,083,077
Eaton Capital ULC, 4.45%, 05/09/30	3,100	3,088,704
IDEX Corp.
3.00%, 05/01/30(b)	2,705	2,490,700
4.95%, 09/01/29	3,600	3,625,345
Ingersoll Rand Inc.
5.18%, 06/15/29	4,695	4,786,895
5.20%, 06/15/27(b)	3,840	3,887,810
5.40%, 08/14/28(b)	3,627	3,724,327
John Deere Capital Corp.
1.05%, 06/17/26	3,210	3,103,329
1.30%, 10/13/26	2,275	2,183,383
1.50%, 03/06/28	3,305	3,073,760
1.70%, 01/11/27	3,547	3,407,108
1.75%, 03/09/27	2,798	2,678,100
2.25%, 09/14/26	2,343	2,283,404
2.35%, 03/08/27	2,852	2,763,798
2.45%, 01/09/30(b)	3,565	3,280,372
2.80%, 09/08/27	2,843	2,753,350
2.80%, 07/18/29(b)	3,805	3,586,173
3.05%, 01/06/28	2,510	2,439,597
3.35%, 04/18/29(b)	3,555	3,437,903
3.45%, 03/07/29	3,610	3,499,519
4.15%, 09/15/27	5,056	5,045,957
4.20%, 07/15/27	4,281	4,284,066
4.50%, 01/08/27	6,630	6,662,973
4.50%, 01/16/29(b)	5,760	5,799,210
Security	Par (000)	Value
Machinery (continued)
4.65%, 01/07/28(b)	$2,860	$2,897,117
4.75%, 01/20/28(b)	8,020	8,128,006
4.85%, 03/05/27	3,250	3,282,300
4.85%, 06/11/29	5,175	5,273,683
4.85%, 10/11/29(b)	2,590	2,644,037
4.90%, 06/11/27(b)	4,182	4,238,925
4.90%, 03/03/28	3,700	3,771,062
4.95%, 07/14/28	8,720	8,902,602
5.15%, 09/08/26(b)	3,158	3,192,618
Komatsu Finance America Inc., 5.50%, 10/06/27(a)(b)	1,895	1,933,206
Nordson Corp.
4.50%, 12/15/29(b)	3,755	3,709,967
5.60%, 09/15/28	2,625	2,690,448
nVent Finance SARL, 4.55%, 04/15/28	1,495	1,487,006
Oshkosh Corp.
3.10%, 03/01/30	1,675	1,542,596
4.60%, 05/15/28(b)	1,795	1,788,016
Otis Worldwide Corp.
2.29%, 04/05/27(b)	2,651	2,547,517
2.57%, 02/15/30(b)	9,550	8,709,429
5.25%, 08/16/28(b)	5,115	5,244,681
Rockwell Automation Inc.
3.50%, 03/01/29(b)	3,065	2,972,988
6.70%, 01/15/28	130	137,314
Weir Group Inc., 5.35%, 05/06/30(a)	2,900	2,911,896
Westinghouse Air Brake Technologies Corp.
3.45%, 11/15/26	3,694	3,631,165
4.70%, 09/15/28(b)	7,806	7,828,170
4.90%, 05/29/30	2,775	2,790,202
Xylem Inc./New York
1.95%, 01/30/28	5,078	4,777,231
3.25%, 11/01/26(b)	2,659	2,613,558
		280,646,180
Manufacturing — 0.6%
3M Co.
2.25%, 09/19/26(b)	3,438	3,343,080
2.38%, 08/26/29(b)	5,700	5,246,156
2.88%, 10/15/27(b)	5,019	4,841,063
3.05%, 04/15/30(b)	1,960	1,828,161
3.38%, 03/01/29(b)	4,990	4,797,257
3.63%, 09/14/28	3,592	3,509,582
4.80%, 03/15/30	4,475	4,507,663
Carlisle Companies Inc.
2.75%, 03/01/30(b)	2,495	2,290,127
3.75%, 12/01/27	3,485	3,414,644
Eaton Corp.
3.10%, 09/15/27(b)	3,862	3,773,759
4.35%, 05/18/28(b)	2,855	2,867,211
Illinois Tool Works Inc., 2.65%, 11/15/26	5,535	5,423,114
Parker-Hannifin Corp.
3.25%, 03/01/27	3,867	3,802,221
3.25%, 06/14/29	6,272	6,002,197
4.25%, 09/15/27	7,133	7,121,333
4.50%, 09/15/29	6,235	6,260,932
Pentair Finance SARL, 4.50%, 07/01/29	3,155	3,109,086
Siemens Financieringsmaatschappij NV
1.70%, 03/11/28(a)(b)	7,057	6,603,718
2.35%, 10/15/26(a)	9,469	9,240,942
3.40%, 03/16/27(a)(b)	7,024	6,933,961
6.13%, 08/17/26(a)	9,658	9,872,013

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Manufacturing (continued)
Siemens Funding BV
4.35%, 05/26/28(a)	$4,680	$4,690,015
4.60%, 05/28/30(a)	5,200	5,208,299
Teledyne Technologies Inc., 2.25%, 04/01/28	3,650	3,443,686
Textron Inc.
3.38%, 03/01/28	1,704	1,650,174
3.65%, 03/15/27	1,919	1,888,379
3.90%, 09/17/29(b)	2,668	2,567,743
		124,236,516
Media — 1.2%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25%, 01/15/29	7,736	7,072,960
3.75%, 02/15/28	6,955	6,788,070
4.20%, 03/15/28	6,781	6,695,543
5.05%, 03/30/29	7,705	7,740,341
6.10%, 06/01/29	8,795	9,155,605
6.15%, 11/10/26	7,425	7,556,239
Comcast Corp.
2.35%, 01/15/27	8,907	8,628,477
2.65%, 02/01/30	6,060	5,584,726
3.15%, 02/15/28	10,318	10,008,340
3.30%, 02/01/27(b)	8,049	7,913,181
3.30%, 04/01/27(b)	5,150	5,057,207
3.40%, 04/01/30	8,145	7,734,902
3.55%, 05/01/28	6,027	5,904,189
4.15%, 10/15/28	23,819	23,662,118
4.55%, 01/15/29	6,315	6,357,162
5.10%, 06/01/29(b)	5,427	5,567,217
5.35%, 11/15/27	5,132	5,256,244
Cox Communications Inc.
3.35%, 09/15/26(a)	6,616	6,491,393
3.50%, 08/15/27(a)(b)	6,139	5,979,071
5.45%, 09/15/28(a)(b)	5,885	6,024,628
Discovery Communications LLC
3.63%, 05/15/30(b)	800	707,484
3.95%, 03/20/28	10,270	9,806,690
4.13%, 05/15/29(b)	4,615	4,297,138
FactSet Research Systems Inc., 2.90%, 03/01/27	2,880	2,790,730
Fox Corp.
3.50%, 04/08/30(b)	1,755	1,662,259
4.71%, 01/25/29(b)	12,195	12,224,000
News Corp., 3.88%, 05/15/29(a)	4,185	3,969,051
Paramount Global
2.90%, 01/15/27	2,659	2,580,052
3.38%, 02/15/28	2,500	2,404,065
3.70%, 06/01/28	3,385	3,272,219
4.20%, 06/01/29	2,245	2,169,774
TCI Communications Inc., 7.13%, 02/15/28	2,885	3,074,772
TWDC Enterprises 18 Corp.
1.85%, 07/30/26	6,226	6,059,080
2.95%, 06/15/27(b)	7,155	6,998,435
Videotron Ltd.
3.63%, 06/15/29(a)(b)	3,500	3,306,382
5.13%, 04/15/27(a)(b)	455	454,601
Walt Disney Co. (The)
2.00%, 09/01/29	13,330	12,155,763
2.20%, 01/13/28(b)	6,487	6,196,559
3.38%, 11/15/26	2,974	2,939,606
Security	Par (000)	Value
Media (continued)
3.70%, 03/23/27(b)	$3,238	$3,224,440
3.80%, 03/22/30(b)	6,515	6,369,704
		251,840,417
Metal Fabricate & Hardware — 0.0%
Timken Co. (The), 4.50%, 12/15/28(b)	2,945	2,920,337
Mining — 0.8%
Anglo American Capital PLC
3.88%, 03/16/29(a)	3,490	3,367,053
4.00%, 09/11/27(a)	25	24,566
4.50%, 03/15/28(a)	4,270	4,242,296
4.75%, 04/10/27(a)	3,624	3,623,762
5.63%, 04/01/30(a)(b)	4,190	4,280,144
AngloGold Ashanti Holdings PLC, 3.38%, 11/01/28(b)	3,240	3,063,753
BHP Billiton Finance USA Ltd.
4.75%, 02/28/28	6,283	6,360,783
5.00%, 02/21/30	7,735	7,854,743
5.10%, 09/08/28(b)	4,587	4,684,945
5.25%, 09/08/26	5,065	5,120,453
Corp. Nacional del Cobre de Chile
3.00%, 09/30/29(a)(b)	6,720	6,142,038
3.15%, 01/14/30(a)	6,070	5,562,106
3.63%, 08/01/27(a)	10,661	10,411,533
Freeport Indonesia PT, 4.76%, 04/14/27(a)(b)	7,330	7,274,125
Freeport-McMoRan Inc.
4.13%, 03/01/28	2,847	2,799,916
4.25%, 03/01/30(b)	1,135	1,098,868
4.38%, 08/01/28	3,155	3,123,891
5.00%, 09/01/27(b)	2,689	2,688,947
5.25%, 09/01/29(b)	2,970	2,997,989
Glencore Funding LLC
3.88%, 10/27/27(a)	2,618	2,566,804
4.00%, 03/27/27(a)	5,725	5,659,265
4.88%, 03/12/29(a)(b)	4,572	4,589,256
4.91%, 04/01/28(a)	1,925	1,934,160
5.19%, 04/01/30(a)	4,964	5,020,456
5.34%, 04/04/27(a)	4,625	4,676,475
5.37%, 04/04/29(a)(b)	6,495	6,614,476
5.40%, 05/08/28(a)(b)	2,900	2,949,214
6.13%, 10/06/28(a)(b)	4,595	4,778,934
Gold Fields Orogen Holdings BVI Ltd., 6.13%, 05/15/29(a)(b)	535	549,774
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT
5.45%, 05/15/30(a)	5,000	5,029,720
6.53%, 11/15/28(a)(b)	3,774	3,953,205
Industrias Penoles SAB de CV, 4.15%, 09/12/29(a)	2,795	2,696,633
Kinross Gold Corp., 4.50%, 07/15/27(b)	3,453	3,446,208
Newcastle Coal Infrastructure Group Pty. Ltd., 4.40%, 09/29/27(a)(b)	949	929,687
Newmont Corp., 2.80%, 10/01/29(b)	3,730	3,503,926
Newmont Corp./Newcrest Finance Pty. Ltd., 3.25%, 05/13/30(b)	2,000	1,891,112
Rio Tinto Finance USA Ltd., 7.13%, 07/15/28	5,017	5,414,834
Rio Tinto Finance USA PLC
4.38%, 03/12/27(b)	3,200	3,208,392
4.50%, 03/14/28(b)	4,896	4,915,821
4.88%, 03/14/30	10,435	10,548,667

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mining (continued)
Yamana Gold Inc., 4.63%, 12/15/27(b)	$2,005	$1,994,371
		171,593,301
Office & Business Equipment — 0.1%
CDW LLC/CDW Finance Corp.
2.67%, 12/01/26	5,635	5,456,822
3.25%, 02/15/29	4,500	4,228,423
3.28%, 12/01/28	3,873	3,661,055
4.25%, 04/01/28	3,650	3,593,608
5.10%, 03/01/30	2,405	2,401,741
		19,341,649
Oil & Gas — 3.0%
Adnoc Murban Rsc Ltd., 4.25%, 09/11/29(a)(b)	5,575	5,489,017
Aker BP ASA
3.75%, 01/15/30(a)(b)	6,115	5,735,066
5.60%, 06/13/28(a)(b)	3,372	3,422,275
Antero Resources Corp.
5.38%, 03/01/30(a)	3,895	3,823,893
7.63%, 02/01/29(a)	530	542,509
APA Corp., 4.25%, 01/15/30(a)(b)	2,610	2,443,215
BP Capital Markets America Inc.
3.02%, 01/16/27	5,552	5,440,970
3.54%, 04/06/27	3,111	3,070,831
3.59%, 04/14/27(b)	4,091	4,039,979
3.63%, 04/06/30	5,828	5,594,874
3.94%, 09/21/28(b)	6,141	6,048,461
4.23%, 11/06/28(b)	11,775	11,712,828
4.70%, 04/10/29(b)	7,317	7,390,899
4.87%, 11/25/29	4,260	4,317,152
4.97%, 10/17/29	4,957	5,055,668
5.02%, 11/17/27	6,950	7,058,644
BP Capital Markets PLC
3.28%, 09/19/27(b)	8,889	8,687,038
3.72%, 11/28/28(b)	4,989	4,875,979
Canadian Natural Resources Ltd.
3.85%, 06/01/27(b)	8,020	7,905,639
5.00%, 12/15/29(a)(b)	4,985	4,965,302
Cenovus Energy Inc., 4.25%, 04/15/27	2,569	2,548,733
Chevron Corp.
2.00%, 05/11/27	6,089	5,859,235
2.24%, 05/11/30	5,000	4,514,731
Chevron USA Inc.
1.02%, 08/12/27(b)	4,628	4,330,672
3.25%, 10/15/29(b)	3,505	3,363,762
3.85%, 01/15/28	3,889	3,868,112
4.41%, 02/26/27	1,635	1,645,627
4.48%, 02/26/28(b)	5,505	5,555,945
4.69%, 04/15/30(b)	6,915	6,998,735
CNOOC Finance 2013 Ltd., 2.88%, 09/30/29(b)	5,000	4,729,656
ConocoPhillips Co.
4.70%, 01/15/30	8,410	8,448,443
6.95%, 04/15/29	5,640	6,113,909
Continental Resources Inc./OK
2.27%, 11/15/26(a)(b)	4,851	4,654,579
4.38%, 01/15/28	6,413	6,273,645
Coterra Energy Inc.
3.90%, 05/15/27	4,453	4,385,819
4.38%, 03/15/29	3,525	3,469,881
Devon Energy Corp.
4.50%, 01/15/30(b)	4,195	4,087,802
5.25%, 10/15/27(b)	3,710	3,711,545
Security	Par (000)	Value
Oil & Gas (continued)
5.88%, 06/15/28(b)	$1,755	$1,754,985
Diamondback Energy Inc.
3.25%, 12/01/26	4,543	4,454,364
3.50%, 12/01/29	5,592	5,287,967
5.15%, 01/30/30	5,480	5,545,977
5.20%, 04/18/27	5,125	5,174,123
Empresa Nacional del Petroleo, 5.25%, 11/06/29(a)	4,495	4,511,043
Eni SpA
4.25%, 05/09/29(a)(b)	5,070	4,979,345
Series X-R, 4.75%, 09/12/28(a)(b)	4,792	4,792,862
Eni USA Inc., 7.30%, 11/15/27(b)	6,655	7,048,122
EOG Resources Inc., 4.38%, 04/15/30(b)	3,955	3,914,467
EQT Corp.
3.90%, 10/01/27(b)	5,695	5,600,670
4.50%, 01/15/29(a)(b)	580	566,770
5.00%, 01/15/29	2,192	2,193,239
5.70%, 04/01/28	3,243	3,311,559
6.38%, 04/01/29(a)(b)	350	358,383
6.50%, 07/01/27(a)	10	10,175
7.00%, 02/01/30(b)	4,610	4,934,755
7.50%, 06/01/27(a)	10	10,186
Equinor ASA
3.00%, 04/06/27(b)	6,084	5,976,411
3.13%, 04/06/30(b)	9,000	8,494,414
3.63%, 09/10/28	2,880	2,829,253
4.25%, 06/02/28	1,800	1,803,210
6.50%, 12/01/28(a)	3,500	3,745,572
6.80%, 01/15/28(b)	660	703,364
7.15%, 01/15/29(b)	1,550	1,685,995
7.25%, 09/23/27	1,419	1,511,235
Expand Energy Corp.
5.38%, 02/01/29(b)	4,090	4,076,681
5.38%, 03/15/30	7,315	7,275,256
5.88%, 02/01/29(a)(b)	1,530	1,534,928
6.75%, 04/15/29(a)(b)	1,990	2,013,367
Exxon Mobil Corp.
2.28%, 08/16/26	6,048	5,914,858
2.44%, 08/16/29(b)	9,505	8,883,411
3.29%, 03/19/27(b)	5,834	5,764,585
3.48%, 03/19/30(b)	7,490	7,232,280
GS Caltex Corp., 5.38%, 08/07/28(a)	345	350,198
Helmerich & Payne Inc.
4.65%, 12/01/27(a)(b)	530	524,256
4.85%, 12/01/29(a)(b)	2,410	2,275,285
Hess Corp.
4.30%, 04/01/27	6,042	6,017,763
7.88%, 10/01/29	3,140	3,513,042
HF Sinclair Corp., 5.00%, 02/01/28	2,228	2,217,207
KazMunayGas National Co. JSC
4.75%, 04/19/27(a)(b)	745	738,224
5.38%, 04/24/30(a)	7,045	6,961,580
Marathon Petroleum Corp.
3.80%, 04/01/28	3,125	3,060,993
5.13%, 12/15/26	4,529	4,555,084
5.15%, 03/01/30	7,040	7,108,360
Occidental Petroleum Corp.
3.50%, 08/15/29(b)	1,962	1,803,129
5.00%, 08/01/27(b)	4,650	4,650,765
5.20%, 08/01/29	7,165	7,117,389
6.38%, 09/01/28(b)	3,415	3,521,890

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
8.50%, 07/15/27	$3,040	$3,212,480
Ovintiv Inc., 5.65%, 05/15/28	4,612	4,701,382
Patterson-UTI Energy Inc.
3.95%, 02/01/28	1,600	1,534,842
5.15%, 11/15/29(b)	2,665	2,580,186
Pertamina Hulu Energi PT, 5.25%, 05/21/30(a)	125	125,285
Pertamina Persero PT
3.10%, 01/21/30(a)(b)	3,655	3,365,277
3.65%, 07/30/29(a)(b)	4,605	4,383,979
Petroliam Nasional Bhd, 7.63%, 10/15/26(a)(b)	3,643	3,784,715
Petronas Capital Ltd., 3.50%, 04/21/30(a)	760	720,879
Petronas Energy Canada Ltd., 2.11%, 03/23/28(a)	6,255	5,844,345
Phillips 66, 3.90%, 03/15/28	4,817	4,744,017
Phillips 66 Co.
3.15%, 12/15/29(b)	4,115	3,862,499
3.55%, 10/01/26(b)	3,067	3,028,183
3.75%, 03/01/28	2,530	2,477,207
4.95%, 12/01/27	4,589	4,637,621
PTTEP Treasury Center Co. Ltd.
2.59%, 06/10/27(a)(b)	4,145	3,971,887
2.99%, 01/15/30(a)(b)	2,300	2,132,932
Qatar Energy, 1.38%, 09/12/26(a)	13,297	12,773,736
QatarEnergy LNG S3
5.84%, 09/30/27(a)	1,998	2,028,570
6.33%, 09/30/27(a)(b)	3,016	3,066,122
Reliance Industries Ltd., 3.67%, 11/30/27(a)(b)	1,155	1,128,488
SA Global Sukuk Ltd.
1.60%, 06/17/26(a)(b)	14,170	13,733,564
4.25%, 10/02/29(a)	11,335	11,108,300
Saudi Arabian Oil Co., 3.50%, 04/16/29(a)(b)	17,740	16,993,235
Shell Finance U.S. Inc.
2.38%, 11/07/29(b)	7,144	6,588,877
2.75%, 04/06/30(b)	3,745	3,481,474
Shell International Finance BV
2.38%, 11/07/29(b)	750	697,137
2.50%, 09/12/26(b)	5,941	5,819,957
2.75%, 04/06/30	2,020	1,879,231
3.88%, 11/13/28(b)	9,101	9,023,958
Sinopec Group Overseas Development 2016 Ltd., 2.75%, 09/29/26(a)(b)	5,778	5,657,337
Sinopec Group Overseas Development 2017 Ltd.
3.25%, 09/13/27(a)(b)	6,810	6,660,989
3.63%, 04/12/27(a)(b)	8,279	8,184,339
Sinopec Group Overseas Development 2018 Ltd.
2.95%, 08/08/29(a)(b)	770	732,860
2.95%, 11/12/29(a)(b)	5,350	5,076,557
4.25%, 09/12/28(a)	390	390,432
Suncor Energy Inc.
7.00%, 11/15/28(b)	2,370	2,522,367
7.88%, 06/15/26(b)	2,100	2,166,686
Tengizchevroil Finance Co. International Ltd., 4.00%, 08/15/26(a)	5,910	5,800,399
Thaioil Treasury Center Co. Ltd., 4.63%, 11/20/28(a)	300	291,705
TotalEnergies Capital International SA
2.83%, 01/10/30	5,830	5,477,663
3.46%, 02/19/29	7,545	7,332,475
TotalEnergies Capital SA, 3.88%, 10/11/28	6,130	6,070,911
Security	Par (000)	Value
Oil & Gas (continued)
Valero Energy Corp.
2.15%, 09/15/27	$3,636	$3,442,077
3.40%, 09/15/26(b)	1,691	1,667,658
4.00%, 04/01/29	2,805	2,739,324
4.35%, 06/01/28(b)	4,091	4,070,104
5.15%, 02/15/30(b)	4,720	4,773,418
Var Energi ASA
5.00%, 05/18/27(a)	2,140	2,143,649
5.88%, 05/22/30(a)	2,800	2,831,578
7.50%, 01/15/28(a)(b)	6,196	6,512,235
Woodside Finance Ltd.
3.70%, 09/15/26(a)	2,619	2,583,092
3.70%, 03/15/28(a)	5,120	4,955,909
4.50%, 03/04/29(a)	9,435	9,246,275
4.90%, 05/19/28	2,000	1,999,907
5.40%, 05/19/30	6,000	6,017,630
		633,267,988
Oil & Gas Services — 0.2%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc.
2.06%, 12/15/26	3,905	3,764,768
3.14%, 11/07/29	3,830	3,605,450
3.34%, 12/15/27	8,410	8,226,347
4.49%, 05/01/30	1,220	1,207,364
Halliburton Co., 2.92%, 03/01/30(b)	6,112	5,609,983
NOV Inc., 3.60%, 12/01/29(b)	3,675	3,493,974
Schlumberger Holdings Corp.
3.90%, 05/17/28(a)(b)	8,470	8,332,260
4.30%, 05/01/29(a)(b)	5,200	5,155,462
4.50%, 05/15/28(a)(b)	2,422	2,427,642
5.00%, 05/29/27(a)	3,020	3,048,950
		44,872,200
Packaging & Containers — 0.3%
Amcor Finance USA Inc., 4.50%, 05/15/28(b)	2,675	2,656,898
Amcor Flexibles North America Inc.
3.10%, 09/15/26(b)	1,408	1,376,252
4.80%, 03/17/28(a)	3,995	4,005,276
5.10%, 03/17/30(a)(b)	4,720	4,750,840
Amcor Group Finance PLC, 5.45%, 05/23/29	3,375	3,442,991
Berry Global Inc.
1.65%, 01/15/27	2,250	2,143,564
4.88%, 07/15/26(a)	3,928	3,915,844
5.50%, 04/15/28(b)	3,155	3,214,252
CCL Industries Inc., 3.25%, 10/01/26(a)	2,575	2,524,836
Packaging Corp. of America
3.00%, 12/15/29(b)	3,460	3,230,032
3.40%, 12/15/27	3,248	3,164,901
Sealed Air Corp., 1.57%, 10/15/26(a)	3,260	3,105,342
Smurfit Kappa Treasury ULC, 5.20%, 01/15/30	4,905	4,958,994
Sonoco Products Co.
2.25%, 02/01/27(b)	1,697	1,632,218
3.13%, 05/01/30(b)	340	312,280
4.45%, 09/01/26	2,743	2,729,202
4.60%, 09/01/29	4,070	4,019,545
WestRock MWV LLC, 8.20%, 01/15/30(b)	2,880	3,275,668
WRKCo Inc.
3.38%, 09/15/27	2,980	2,897,363
3.90%, 06/01/28	3,095	3,031,223
4.00%, 03/15/28(b)	3,550	3,486,974

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Packaging & Containers (continued)
4.90%, 03/15/29(b)	$4,270	$4,294,133
		68,168,628
Pharmaceuticals — 3.4%
AbbVie Inc.
2.95%, 11/21/26	22,686	22,239,537
3.20%, 11/21/29(b)	31,625	29,997,508
4.25%, 11/14/28(b)	10,406	10,404,766
4.65%, 03/15/28	6,875	6,944,466
4.80%, 03/15/27(b)	13,390	13,516,747
4.80%, 03/15/29(b)	14,784	14,997,831
4.88%, 03/15/30	6,985	7,097,765
Astrazeneca Finance LLC
1.75%, 05/28/28	7,379	6,882,484
4.80%, 02/26/27	7,277	7,353,922
4.85%, 02/26/29	7,247	7,368,964
4.88%, 03/03/28	6,630	6,750,882
4.90%, 03/03/30(b)	3,935	4,011,552
AstraZeneca PLC
3.13%, 06/12/27	4,597	4,509,573
4.00%, 01/17/29	6,060	6,008,198
Bayer Corp./New Jersey, 6.65%, 02/15/28(a)(b)	1,480	1,542,820
Bayer U.S. Finance II LLC, 4.38%, 12/15/28(a)	20,244	19,857,487
Bayer U.S. Finance LLC
6.13%, 11/21/26(a)	5,800	5,884,580
6.25%, 01/21/29(a)(b)	6,020	6,259,015
Becton Dickinson & Co.
2.82%, 05/20/30	1,830	1,671,798
3.70%, 06/06/27(b)	9,989	9,839,344
4.69%, 02/13/28(b)	4,803	4,823,902
4.87%, 02/08/29	4,370	4,397,209
5.08%, 06/07/29	4,232	4,293,250
Bristol-Myers Squibb Co.
1.13%, 11/13/27(b)	5,945	5,533,384
3.20%, 06/15/26	9,695	9,582,629
3.25%, 02/27/27	3,045	2,999,720
3.40%, 07/26/29	14,220	13,691,976
3.45%, 11/15/27	2,975	2,929,492
3.90%, 02/20/28(b)	8,584	8,521,748
4.90%, 02/22/27	5,784	5,850,733
4.90%, 02/22/29(b)	10,840	11,042,634
6.80%, 11/15/26	890	920,591
Cardinal Health Inc.
3.41%, 06/15/27	7,557	7,408,299
4.70%, 11/15/26	3,010	3,015,618
5.00%, 11/15/29	5,110	5,167,889
5.13%, 02/15/29(b)	4,590	4,676,288
Cencora Inc.
2.80%, 05/15/30	950	872,778
3.45%, 12/15/27	5,405	5,276,153
4.63%, 12/15/27(b)	2,290	2,302,544
4.85%, 12/15/29	4,235	4,267,586
CVS Health Corp.
1.30%, 08/21/27(b)	13,876	12,902,001
3.00%, 08/15/26	4,375	4,290,754
3.25%, 08/15/29	11,575	10,874,044
3.63%, 04/01/27	4,445	4,368,025
3.75%, 04/01/30	6,830	6,463,209
4.30%, 03/25/28	29,211	28,887,075
5.00%, 01/30/29	6,495	6,538,863
5.13%, 02/21/30(b)	8,180	8,226,619
5.40%, 06/01/29	6,350	6,475,188
Security	Par (000)	Value
Pharmaceuticals (continued)
6.25%, 06/01/27	$2,227	$2,297,485
Eli Lilly & Co.
3.10%, 05/15/27(b)	2,193	2,152,137
3.38%, 03/15/29	5,370	5,220,713
4.15%, 08/14/27	4,494	4,503,202
4.20%, 08/14/29	6,210	6,200,180
4.50%, 02/09/27	5,965	5,998,416
4.50%, 02/09/29(b)	6,248	6,296,309
4.55%, 02/12/28(b)	6,080	6,147,117
4.75%, 02/12/30	9,015	9,161,426
5.50%, 03/15/27(b)	2,190	2,239,428
GlaxoSmithKline Capital Inc.
3.88%, 05/15/28	10,696	10,609,156
4.50%, 04/15/30	5,230	5,226,803
GlaxoSmithKline Capital PLC
3.38%, 06/01/29	6,355	6,124,864
4.32%, 03/12/27	2,405	2,410,963
Johnson & Johnson
0.95%, 09/01/27(b)	8,520	7,965,963
2.90%, 01/15/28(b)	8,682	8,450,614
2.95%, 03/03/27	5,793	5,690,501
4.50%, 03/01/27	4,365	4,401,145
4.55%, 03/01/28(b)	4,435	4,497,566
4.70%, 03/01/30	6,445	6,555,055
4.80%, 06/01/29	7,410	7,584,828
6.95%, 09/01/29(b)	2,355	2,614,486
McKesson Corp.
1.30%, 08/15/26	3,094	2,986,150
3.95%, 02/16/28(b)	2,318	2,293,291
4.25%, 09/15/29	3,599	3,570,756
4.65%, 05/30/30	3,700	3,705,199
4.90%, 07/15/28	3,390	3,444,310
Merck & Co. Inc.
1.70%, 06/10/27	8,941	8,530,982
1.90%, 12/10/28(b)	5,490	5,077,972
3.40%, 03/07/29	10,497	10,167,443
4.05%, 05/17/28(b)	3,244	3,243,272
4.30%, 05/17/30(b)	780	776,289
Merck Sharp & Dohme Corp.
5.95%, 12/01/28(b)	2,950	3,112,118
6.40%, 03/01/28(b)	1,650	1,740,732
Mylan Inc., 4.55%, 04/15/28	4,350	4,255,530
Novartis Capital Corp.
2.00%, 02/14/27	7,252	7,013,803
3.10%, 05/17/27(b)	5,871	5,767,793
3.80%, 09/18/29	6,520	6,411,032
Pfizer Inc.
1.70%, 05/28/30(b)	3,635	3,185,370
2.63%, 04/01/30(b)	7,060	6,504,993
3.00%, 12/15/26(b)	9,868	9,713,650
3.45%, 03/15/29(b)	12,250	11,911,605
3.60%, 09/15/28(b)	3,700	3,641,071
Pfizer Investment Enterprises Pte Ltd.
4.45%, 05/19/28	24,237	24,361,760
4.65%, 05/19/30(b)	16,795	16,902,840
PRA Health Sciences Inc., 2.88%, 07/15/26(a)(b)	1,745	1,697,970
Sanofi SA, 3.63%, 06/19/28(b)	4,490	4,421,387
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26(b)	2,543	2,504,749
Takeda Pharmaceutical Co. Ltd.
2.05%, 03/31/30	13,155	11,654,906

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
5.00%, 11/26/28	$10,722	$10,868,912
Utah Acquisition Sub Inc., 3.95%, 06/15/26	9,353	9,230,776
Viatris Inc., 2.30%, 06/22/27	4,337	4,111,578
Zoetis Inc.
2.00%, 05/15/30	3,285	2,916,351
3.00%, 09/12/27	4,915	4,778,695
3.90%, 08/20/28(b)	2,884	2,850,477
		715,441,559
Pipelines — 2.7%
Abu Dhabi Crude Oil Pipeline LLC, 3.65%, 11/02/29(a)(b)	5,420	5,210,398
Boardwalk Pipelines LP
4.45%, 07/15/27(b)	3,505	3,495,495
4.80%, 05/03/29(b)	3,660	3,675,249
5.95%, 06/01/26	3,239	3,265,642
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/29	7,265	6,960,360
5.13%, 06/30/27	8,734	8,800,038
Cheniere Energy Inc., 4.63%, 10/15/28	10,137	10,033,651
Cheniere Energy Partners LP, 4.50%, 10/01/29	10,585	10,362,884
Colonial Enterprises Inc., 3.25%, 05/15/30(a)	580	532,274
Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp., 4.15%, 08/15/26(a)	2,401	2,379,241
Columbia Pipelines Holding Co. LLC
6.04%, 08/15/28(a)(b)	4,842	4,990,156
6.06%, 08/15/26(a)	2,060	2,081,614
DCP Midstream Operating LP
5.13%, 05/15/29	4,455	4,494,422
5.63%, 07/15/27(b)	3,243	3,302,383
DT Midstream Inc., 4.13%, 06/15/29(a)	5,000	4,762,353
Eastern Gas Transmission & Storage Inc., 3.00%, 11/15/29	2,495	2,331,194
Enbridge Inc.
1.60%, 10/04/26(b)	3,168	3,045,798
3.13%, 11/15/29(b)	6,785	6,333,867
3.70%, 07/15/27(b)	4,549	4,475,589
4.25%, 12/01/26	4,827	4,804,477
5.25%, 04/05/27(b)	4,500	4,552,678
5.30%, 04/05/29	5,125	5,238,266
5.50%, 07/15/77, (3-mo. CME Term SOFR + 3.680%)(b)(c)	5,698	5,555,209
5.90%, 11/15/26	4,527	4,603,247
6.00%, 11/15/28	5,245	5,480,298
6.25%, 03/01/78, (3-mo. CME Term SOFR + 3.903%)(b)(c)	4,900	4,820,062
7.38%, 03/15/55, (5-year CMT + 3.122%)(b)(c)	2,355	2,389,629
7.38%, 01/15/83, (5-year CMT + 3.708%)(b)(c)	2,890	2,935,344
8.25%, 01/15/84, (5-year CMT + 3.785%)(c)	2,155	2,259,041
Series 16-A, 6.00%, 01/15/77, (3-mo. CME Term SOFR + 4.152%)(b)(c)	4,258	4,204,586
Energy Transfer LP
3.75%, 05/15/30	5,580	5,279,507
3.90%, 07/15/26	3,387	3,358,567
4.00%, 10/01/27	4,439	4,381,350
4.15%, 09/15/29	3,397	3,310,059
4.20%, 04/15/27(b)	3,461	3,432,739
4.40%, 03/15/27(b)	4,096	4,079,674
4.95%, 05/15/28	4,546	4,587,127
4.95%, 06/15/28	6,909	6,956,013
Security	Par (000)	Value
Pipelines (continued)
5.20%, 04/01/30	$3,810	$3,846,506
5.25%, 04/15/29	8,880	9,015,444
5.25%, 07/01/29(b)	5,902	5,998,703
5.50%, 06/01/27	5,557	5,632,114
5.55%, 02/15/28(b)	6,020	6,166,798
5.63%, 05/01/27(a)	4,376	4,376,196
6.00%, 02/01/29(a)(b)	4,293	4,347,537
6.05%, 12/01/26	5,680	5,788,844
6.10%, 12/01/28	3,346	3,493,821
8.25%, 11/15/29(b)	1,710	1,901,812
Enterprise Products Operating LLC
2.80%, 01/31/30	6,430	5,970,585
3.13%, 07/31/29	9,683	9,189,820
3.95%, 02/15/27	3,612	3,590,643
4.15%, 10/16/28(b)	6,206	6,161,351
4.60%, 01/11/27(b)	5,849	5,877,131
5.38%, 02/15/78, (3-mo. CME Term SOFR + 2.832%)(b)(c)	3,480	3,377,223
Series E, 5.25%, 08/16/77, (3-mo. CME Term SOFR + 3.295%)(c)	5,905	5,810,322
Galaxy Pipeline Assets Bidco Ltd., 1.75%, 09/30/27(a)	168	161,129
GNL Quintero SA, 4.63%, 07/31/29(a)	233	230,844
Gray Oak Pipeline LLC, 3.45%, 10/15/27(a)(b)	2,285	2,220,215
Kinder Morgan Inc.
1.75%, 11/15/26	3,077	2,956,468
4.30%, 03/01/28(b)	7,849	7,826,849
5.00%, 02/01/29	7,145	7,224,742
5.10%, 08/01/29	3,195	3,240,281
5.15%, 06/01/30	1,295	1,307,168
Midwest Connector Capital Co. LLC, 4.63%, 04/01/29(a)	4,613	4,544,663
MPLX LP
4.00%, 03/15/28	7,503	7,397,109
4.13%, 03/01/27	7,771	7,710,952
4.25%, 12/01/27	4,452	4,417,997
4.80%, 02/15/29(b)	4,893	4,909,252
NGPL PipeCo LLC, 4.88%, 08/15/27(a)	4,865	4,816,069
Northwest Pipeline LLC, 4.00%, 04/01/27	4,728	4,674,751
ONEOK Inc.
3.10%, 03/15/30	4,490	4,143,993
3.40%, 09/01/29	4,807	4,537,972
4.00%, 07/13/27	4,631	4,584,778
4.25%, 09/24/27	3,665	3,641,001
4.35%, 03/15/29	4,180	4,110,657
4.40%, 10/15/29	4,170	4,103,301
4.55%, 07/15/28(b)	4,846	4,830,039
4.85%, 07/15/26(b)	1,570	1,571,173
5.38%, 06/01/29	3,095	3,140,936
5.55%, 11/01/26(b)	4,745	4,798,871
5.63%, 01/15/28(a)(b)	3,964	4,031,138
5.65%, 11/01/28(b)	4,242	4,366,419
Pipeline Funding Co. LLC, 7.50%, 01/15/30(a)	1,757	1,827,501
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29(b)	6,530	6,175,388
4.50%, 12/15/26(b)	4,884	4,875,900
QazaqGaz NC JSC, 4.38%, 09/26/27(a)(b)	4,938	4,766,874
Sabal Trail Transmission LLC, 4.25%, 05/01/28(a)(b)	2,030	1,990,450

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
Sabine Pass Liquefaction LLC
4.20%, 03/15/28	$8,420	$8,341,244
4.50%, 05/15/30	5,570	5,487,825
5.00%, 03/15/27	8,909	8,948,136
5.88%, 06/30/26	8,694	8,746,611
South Bow USA Infrastructure Holdings LLC
4.91%, 09/01/27(a)	3,680	3,682,596
5.03%, 10/01/29(a)	6,434	6,379,900
Spectra Energy Partners LP, 3.38%, 10/15/26	3,685	3,620,047
Targa Resources Corp.
5.20%, 07/01/27(b)	4,676	4,720,783
6.15%, 03/01/29	6,735	7,029,650
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.00%, 01/15/28(b)	5,219	5,211,644
5.50%, 03/01/30	1,935	1,950,031
6.50%, 07/15/27	6,560	6,572,302
6.88%, 01/15/29	4,145	4,224,547
TC PipeLines LP, 3.90%, 05/25/27(b)	3,877	3,821,792
Tennessee Gas Pipeline Co. LLC
2.90%, 03/01/30(a)	5,205	4,750,001
7.00%, 03/15/27(b)	2,607	2,709,851
7.00%, 10/15/28	2,390	2,555,574
Texas Eastern Transmission LP, 3.50%, 01/15/28(a)	2,851	2,784,486
TransCanada PipeLines Ltd.
4.10%, 04/15/30	7,480	7,244,952
4.25%, 05/15/28(b)	8,542	8,474,666
Transcanada Trust
5.30%, 03/15/77(c)	8,450	8,219,133
5.50%, 09/15/79, (1-day SOFR + 4.416%)(c)	4,500	4,341,242
Series 16-A, 5.88%, 08/15/76(b)(c)	6,900	6,851,491
Transcontinental Gas Pipe Line Co. LLC
3.25%, 05/15/30(b)	230	214,310
4.00%, 03/15/28	2,555	2,526,463
Transportadora de Gas del Peru SA, 4.25%, 04/30/28(a)	297	293,895
Transportadora de Gas Internacional SA ESP, 5.55%, 11/01/28(a)	645	651,299
Valero Energy Partners LP, 4.50%, 03/15/28	2,970	2,961,837
Western Midstream Operating LP
4.05%, 02/01/30	6,640	6,312,213
4.50%, 03/01/28	2,501	2,463,405
4.65%, 07/01/26	2,970	2,961,702
4.75%, 08/15/28	2,702	2,683,365
6.35%, 01/15/29	2,855	2,964,211
Whistler Pipeline LLC, 5.40%, 09/30/29(a)(b)	2,625	2,634,817
Williams Companies Inc. (The)
3.75%, 06/15/27	8,592	8,469,198
4.80%, 11/15/29	2,325	2,337,954
4.90%, 03/15/29	6,645	6,701,150
5.30%, 08/15/28	5,942	6,074,343
		571,358,877
Private Equity — 0.1%
Apollo Management Holdings LP, 4.87%, 02/15/29(a)(b)	5,282	5,292,542
Carlyle Finance Subsidiary LLC, 3.50%, 09/19/29(a)(b)	2,905	2,768,101
Security	Par (000)	Value
Private Equity (continued)
KKR Group Finance Co. VI LLC, 3.75%, 07/01/29(a)(b)	$5,037	$4,838,703
		12,899,346
Real Estate — 0.1%
CBRE Services Inc.
4.80%, 06/15/30	2,125	2,111,189
5.50%, 04/01/29(b)	2,830	2,907,995
GAIF Bond Issuer Pty. Ltd., 3.40%, 09/30/26(a)	3,440	3,380,783
HAT Holdings I LLC/HAT Holdings II LLC, 8.00%, 06/15/27(a)(b)	5,340	5,496,195
Jones Lang LaSalle Inc., 6.88%, 12/01/28(b)	2,580	2,753,102
Mitsui Fudosan Co. Ltd.
3.65%, 07/20/27(a)	480	470,662
3.95%, 01/24/29(a)	200	194,896
Ontario Teachers' Cadillac Fairview Properties Trust
3.88%, 03/20/27(a)(b)	6,346	6,249,599
4.13%, 02/01/29(a)	1,045	1,021,935
		24,586,356
Real Estate Investment Trusts — 3.4%
Agree LP, 2.00%, 06/15/28(b)	2,247	2,085,783
Alexandria Real Estate Equities Inc.
2.75%, 12/15/29	2,765	2,523,396
3.95%, 01/15/27	2,125	2,104,003
3.95%, 01/15/28	2,613	2,574,957
4.50%, 07/30/29	1,960	1,930,101
American Homes 4 Rent LP
4.25%, 02/15/28	3,085	3,047,160
4.90%, 02/15/29	2,435	2,446,422
4.95%, 06/15/30	1,040	1,039,215
American Tower Corp.
1.45%, 09/15/26	3,675	3,532,400
1.50%, 01/31/28	4,260	3,937,705
2.75%, 01/15/27(b)	4,660	4,522,260
2.90%, 01/15/30	5,216	4,816,417
3.13%, 01/15/27(b)	2,760	2,692,151
3.38%, 10/15/26	5,839	5,751,064
3.55%, 07/15/27	5,057	4,952,590
3.60%, 01/15/28(b)	4,402	4,302,252
3.65%, 03/15/27	4,154	4,087,227
3.80%, 08/15/29	9,560	9,226,583
3.95%, 03/15/29	3,944	3,838,422
4.90%, 03/15/30	4,995	5,023,926
5.00%, 01/31/30	3,925	3,967,404
5.20%, 02/15/29	4,270	4,345,028
5.25%, 07/15/28	3,782	3,857,229
5.50%, 03/15/28	4,466	4,566,566
5.80%, 11/15/28	5,025	5,218,501
AvalonBay Communities Inc.
1.90%, 12/01/28	4,383	4,026,275
2.30%, 03/01/30	2,864	2,589,277
2.90%, 10/15/26	1,771	1,733,504
3.20%, 01/15/28	2,655	2,579,951
3.30%, 06/01/29(b)	3,235	3,091,402
3.35%, 05/15/27(b)	2,267	2,223,278
Boston Properties LP
2.75%, 10/01/26	5,595	5,444,150
2.90%, 03/15/30(b)	935	846,311
3.40%, 06/21/29	5,070	4,756,941
4.50%, 12/01/28	5,920	5,835,343

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
6.75%, 12/01/27	$11,500	$11,998,789
Brixmor Operating Partnership LP
2.25%, 04/01/28	2,075	1,944,372
3.90%, 03/15/27	2,409	2,376,153
4.13%, 06/15/26	3,292	3,273,488
4.13%, 05/15/29	4,635	4,509,581
Camden Property Trust
2.80%, 05/15/30(b)	1,000	916,249
3.15%, 07/01/29(b)	4,130	3,914,468
4.10%, 10/15/28(b)	2,490	2,466,705
5.85%, 11/03/26(b)	2,630	2,676,186
Cibanco SA Ibm/PLA Administradora Industrial S de RL de CV, 4.96%, 07/18/29(a)(b)	2,850	2,736,472
COPT Defense Properties LP, 2.00%, 01/15/29(b)	2,510	2,248,664
Crown Castle Inc.
1.05%, 07/15/26	6,200	5,946,784
2.90%, 03/15/27(b)	4,533	4,394,275
3.10%, 11/15/29(b)	3,870	3,601,926
3.65%, 09/01/27	6,547	6,395,702
3.70%, 06/15/26	4,586	4,537,360
3.80%, 02/15/28	6,276	6,131,209
4.00%, 03/01/27	3,253	3,211,062
4.30%, 02/15/29	2,663	2,613,365
4.80%, 09/01/28(b)	3,790	3,789,164
4.90%, 09/01/29(b)	3,930	3,939,574
5.00%, 01/11/28	6,125	6,163,050
5.60%, 06/01/29	5,139	5,280,351
CTR Partnership LP/CareTrust Capital Corp., 3.88%, 06/30/28(a)	400	382,232
CubeSmart LP
2.25%, 12/15/28(b)	2,950	2,723,986
3.00%, 02/15/30	2,465	2,269,270
3.13%, 09/01/26	1,813	1,774,868
4.38%, 02/15/29	2,355	2,319,468
Digital Realty Trust LP
3.60%, 07/01/29	5,735	5,516,101
3.70%, 08/15/27	5,919	5,830,304
4.45%, 07/15/28(b)	3,825	3,811,963
5.55%, 01/15/28	5,045	5,165,294
DOC DR LLC
3.95%, 01/15/28	1,732	1,703,785
4.30%, 03/15/27(b)	2,395	2,381,413
EPR Properties
3.75%, 08/15/29(b)	2,190	2,064,351
4.50%, 06/01/27(b)	2,595	2,567,494
4.75%, 12/15/26	2,615	2,599,465
4.95%, 04/15/28	2,205	2,187,657
Equinix Inc.
1.55%, 03/15/28	4,457	4,129,806
1.80%, 07/15/27	3,205	3,035,927
2.00%, 05/15/28	2,262	2,111,282
2.90%, 11/18/26(b)	3,412	3,326,623
3.20%, 11/18/29	7,805	7,350,770
ERP Operating LP
2.50%, 02/15/30	2,630	2,397,520
2.85%, 11/01/26	2,855	2,794,147
3.00%, 07/01/29(b)	3,640	3,435,865
3.25%, 08/01/27	2,355	2,296,785
3.50%, 03/01/28	2,880	2,816,957
4.15%, 12/01/28	3,063	3,040,030
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Essex Portfolio LP
1.70%, 03/01/28	$2,575	$2,382,455
3.00%, 01/15/30	3,400	3,140,618
3.63%, 05/01/27(b)	2,061	2,023,394
4.00%, 03/01/29(b)	2,905	2,832,682
Extra Space Storage LP
3.50%, 07/01/26	3,197	3,161,923
3.88%, 12/15/27	2,745	2,697,580
3.90%, 04/01/29	2,410	2,338,803
4.00%, 06/15/29	2,555	2,482,126
5.70%, 04/01/28	4,540	4,666,848
Federal Realty OP LP
3.20%, 06/15/29	2,350	2,211,481
3.25%, 07/15/27	2,824	2,739,884
5.38%, 05/01/28	3,345	3,408,981
GLP Capital LP/GLP Financing II Inc.
4.00%, 01/15/30	4,820	4,551,413
5.30%, 01/15/29	4,565	4,572,509
5.75%, 06/01/28	2,540	2,586,723
Goodman U.S. Finance Three LLC, 3.70%, 03/15/28(a)(b)	1,325	1,289,811
HAT Holdings I LLC/HAT Holdings II LLC, 3.38%, 06/15/26(a)(b)	1,530	1,489,451
Healthcare Realty Holdings LP
2.40%, 03/15/30(b)	1,605	1,408,317
3.10%, 02/15/30	3,860	3,537,636
3.50%, 08/01/26(b)	3,480	3,421,077
3.63%, 01/15/28(b)	1,215	1,175,797
3.75%, 07/01/27(b)	3,001	2,934,093
Healthpeak OP LLC
1.35%, 02/01/27(b)	3,470	3,291,855
2.13%, 12/01/28	3,920	3,600,454
3.00%, 01/15/30	4,450	4,117,456
3.25%, 07/15/26	3,544	3,490,092
3.50%, 07/15/29	3,745	3,571,068
Highwoods Realty LP
3.05%, 02/15/30(b)	2,150	1,938,243
3.88%, 03/01/27(b)	928	905,837
4.13%, 03/15/28	1,980	1,929,696
4.20%, 04/15/29(b)	2,025	1,944,374
Host Hotels & Resorts LP, Series H, 3.38%, 12/15/29	4,340	4,017,749
Invitation Homes Operating Partnership LP, 2.30%, 11/15/28	3,744	3,474,910
Kilroy Realty LP
3.05%, 02/15/30(b)	1,870	1,655,185
4.25%, 08/15/29	2,585	2,442,264
4.75%, 12/15/28	4,260	4,178,896
Kimco Realty OP LLC
1.90%, 03/01/28(b)	2,385	2,226,791
2.80%, 10/01/26	2,922	2,853,583
3.25%, 08/15/26	1,470	1,446,342
3.80%, 04/01/27	2,235	2,207,631
Kite Realty Group LP, 4.00%, 10/01/26(b)	1,711	1,689,490
LXP Industrial Trust, 6.75%, 11/15/28(b)	2,120	2,231,070
Mid-America Apartments LP
1.10%, 09/15/26(b)	1,698	1,626,740
2.75%, 03/15/30(b)	620	572,175
3.60%, 06/01/27	3,410	3,359,563
3.95%, 03/15/29(b)	2,085	2,043,917
4.20%, 06/15/28	2,705	2,683,571

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
NNN REIT Inc.
2.50%, 04/15/30	$1,585	$1,424,419
3.50%, 10/15/27(b)	2,245	2,191,336
3.60%, 12/15/26(b)	2,038	2,004,614
4.30%, 10/15/28(b)	2,425	2,397,705
Omega Healthcare Investors Inc.
3.63%, 10/01/29	3,245	3,053,212
4.50%, 04/01/27(b)	4,096	4,086,339
4.75%, 01/15/28(b)	3,225	3,227,157
Piedmont Operating Partnership LP
6.88%, 07/15/29	730	755,656
9.25%, 07/20/28(b)	3,230	3,566,830
Prologis LP
2.13%, 04/15/27	2,704	2,599,730
2.25%, 04/15/30	2,775	2,491,863
2.88%, 11/15/29	2,665	2,487,042
3.25%, 06/30/26(b)	1,934	1,909,208
3.25%, 10/01/26	2,326	2,290,855
3.38%, 12/15/27	2,730	2,670,683
3.88%, 09/15/28	2,030	2,001,638
4.00%, 09/15/28(b)	2,510	2,481,091
4.38%, 02/01/29(b)	1,860	1,862,067
4.88%, 06/15/28	4,385	4,448,291
Prologis Targeted U.S. Logistics Fund LP, 5.25%, 04/01/29(a)(b)	3,130	3,203,000
Public Storage Operating Co.
1.50%, 11/09/26	3,800	3,646,882
1.85%, 05/01/28	3,890	3,629,916
1.95%, 11/09/28	1,980	1,829,119
3.09%, 09/15/27(b)	2,886	2,812,053
3.39%, 05/01/29(b)	3,225	3,109,770
5.13%, 01/15/29(b)	3,456	3,547,163
Realty Income Corp.
2.10%, 03/15/28	2,590	2,433,985
2.20%, 06/15/28	2,995	2,804,043
3.00%, 01/15/27	3,394	3,317,491
3.10%, 12/15/29	3,635	3,402,830
3.20%, 01/15/27	1,643	1,604,678
3.25%, 06/15/29	3,125	2,970,730
3.40%, 01/15/28(b)	3,375	3,291,682
3.40%, 01/15/30(b)	2,955	2,798,975
3.65%, 01/15/28(b)	3,074	3,019,413
3.95%, 08/15/27	3,537	3,502,928
4.00%, 07/15/29(b)	2,495	2,434,332
4.13%, 10/15/26	3,687	3,668,067
4.45%, 09/15/26(b)	1,748	1,743,105
4.70%, 12/15/28	2,522	2,539,890
4.75%, 02/15/29(b)	2,530	2,543,347
4.85%, 03/15/30(b)	3,358	3,386,143
Regency Centers LP
2.95%, 09/15/29	3,200	3,002,239
3.60%, 02/01/27	3,185	3,141,952
4.13%, 03/15/28(b)	1,850	1,838,246
Rexford Industrial Realty LP, 5.00%, 06/15/28	2,027	2,028,183
Sabra Health Care LP
3.90%, 10/15/29(b)	1,790	1,678,491
5.13%, 08/15/26	2,920	2,915,619
Scentre Group Trust 1/Scentre Group Trust 2
3.75%, 03/23/27(a)(b)	2,785	2,736,801
4.38%, 05/28/30(a)(b)	400	393,724
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Simon Property Group LP
1.38%, 01/15/27	$3,138	$2,991,137
1.75%, 02/01/28(b)	4,405	4,119,672
2.45%, 09/13/29	7,692	7,074,727
3.25%, 11/30/26	4,395	4,323,026
3.38%, 06/15/27	4,337	4,258,816
3.38%, 12/01/27	4,185	4,088,751
Store Capital LLC
4.50%, 03/15/28(b)	2,000	1,962,845
4.63%, 03/15/29	1,700	1,654,991
5.40%, 04/30/30(a)	1,465	1,458,763
Sun Communities Operating LP, 2.30%, 11/01/28	2,705	2,504,933
Tanger Properties LP
3.13%, 09/01/26	1,975	1,931,761
3.88%, 07/15/27(b)	1,920	1,886,174
Trust Fibra Uno, 4.87%, 01/15/30(a)(b)	4,515	4,222,741
UDR Inc.
2.95%, 09/01/26	1,680	1,646,566
3.20%, 01/15/30(b)	3,930	3,700,287
3.50%, 07/01/27	1,730	1,696,667
3.50%, 01/15/28(b)	1,805	1,761,616
4.40%, 01/26/29(b)	1,955	1,939,012
Ventas Realty LP
3.00%, 01/15/30(b)	4,230	3,919,144
3.25%, 10/15/26	2,557	2,505,988
3.85%, 04/01/27	2,291	2,260,382
4.00%, 03/01/28	3,600	3,542,667
4.40%, 01/15/29	4,105	4,063,297
VICI Properties LP
4.75%, 02/15/28	6,937	6,938,901
4.75%, 04/01/28	965	964,601
4.95%, 02/15/30	6,035	5,987,584
VICI Properties LP/VICI Note Co. Inc.
3.75%, 02/15/27(a)	3,975	3,894,584
3.88%, 02/15/29(a)	4,314	4,132,028
4.25%, 12/01/26(a)	6,785	6,709,759
4.50%, 09/01/26(a)	2,389	2,374,114
4.50%, 01/15/28(a)(b)	1,855	1,831,643
4.63%, 12/01/29(a)	6,305	6,115,134
5.75%, 02/01/27(a)	4,024	4,062,135
WEA Finance LLC
2.88%, 01/15/27(a)	4,391	4,251,013
3.50%, 06/15/29(a)(b)	4,810	4,564,571
4.13%, 09/20/28(a)	720	701,059
Welltower OP LLC
2.05%, 01/15/29	2,918	2,679,314
2.70%, 02/15/27(b)	5,493	5,350,713
3.10%, 01/15/30	4,925	4,624,345
4.13%, 03/15/29(b)	3,200	3,160,612
4.25%, 04/15/28	4,433	4,419,375
Weyerhaeuser Co.
4.00%, 11/15/29	5,025	4,893,135
4.00%, 04/15/30	2,185	2,114,516
6.95%, 10/01/27	4,705	4,945,304
WP Carey Inc.
3.85%, 07/15/29(b)	2,410	2,318,057
4.25%, 10/01/26(b)	2,003	1,990,821
		720,627,874
Retail — 1.8%
7-Eleven Inc., 1.30%, 02/10/28(a)	5,595	5,110,095

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
Alimentation Couche-Tard Inc.
2.95%, 01/25/30(a)(b)	$4,860	$4,493,644
3.55%, 07/26/27(a)	5,264	5,150,177
AutoNation Inc.
1.95%, 08/01/28	2,655	2,441,881
3.80%, 11/15/27(b)	1,345	1,312,995
AutoZone Inc.
3.75%, 06/01/27	2,991	2,955,558
3.75%, 04/18/29	2,865	2,782,120
4.00%, 04/15/30	4,140	4,016,882
4.50%, 02/01/28	2,450	2,456,661
5.05%, 07/15/26	1,551	1,559,460
5.10%, 07/15/29(b)	4,032	4,109,571
6.25%, 11/01/28(b)	2,807	2,967,850
Best Buy Co. Inc., 4.45%, 10/01/28(b)	3,157	3,156,456
CK Hutchison International 24 II Ltd., 4.38%, 03/13/30(a)	240	236,220
CK Hutchison International 24 Ltd., 5.38%, 04/26/29(a)(b)	7,045	7,212,605
Costco Wholesale Corp.
1.38%, 06/20/27	6,590	6,246,911
1.60%, 04/20/30(b)	9,897	8,742,066
3.00%, 05/18/27	5,325	5,220,582
Darden Restaurants Inc.
3.85%, 05/01/27	2,405	2,370,105
4.35%, 10/15/27(b)	1,955	1,948,753
4.55%, 10/15/29	2,910	2,883,826
Dollar General Corp.
3.50%, 04/03/30(b)	950	888,945
3.88%, 04/15/27	2,762	2,721,649
4.13%, 05/01/28	2,541	2,505,876
4.63%, 11/01/27(b)	2,877	2,876,772
5.20%, 07/05/28	3,175	3,217,754
Dollar Tree Inc., 4.20%, 05/15/28	6,965	6,851,329
El Puerto de Liverpool SAB de CV, 3.88%, 10/06/26(a)(b)	1,140	1,123,780
Genuine Parts Co.
4.95%, 08/15/29	5,350	5,397,826
6.50%, 11/01/28	2,717	2,873,099
Home Depot Inc. (The)
0.90%, 03/15/28(b)	2,712	2,483,857
1.50%, 09/15/28	5,235	4,810,718
2.13%, 09/15/26(b)	5,435	5,299,343
2.50%, 04/15/27	4,000	3,881,095
2.70%, 04/15/30(b)	3,650	3,377,184
2.80%, 09/14/27(b)	5,562	5,399,115
2.88%, 04/15/27(b)	4,077	3,983,515
2.95%, 06/15/29(b)	13,142	12,491,557
3.90%, 12/06/28	5,961	5,912,664
4.75%, 06/25/29	10,481	10,639,646
4.88%, 06/25/27(b)	5,425	5,499,897
4.90%, 04/15/29(b)	4,475	4,573,576
4.95%, 09/30/26(b)	3,965	3,999,956
5.15%, 06/25/26	8,035	8,109,797
InRetail Consumer, 3.25%, 03/22/28(a)(b)	555	521,619
Lowe's Companies Inc.
1.30%, 04/15/28(b)	5,270	4,846,939
1.70%, 09/15/28(b)	5,957	5,467,843
3.10%, 05/03/27	7,699	7,523,732
3.35%, 04/01/27	3,574	3,510,535
3.65%, 04/05/29(b)	8,675	8,414,219
Security	Par (000)	Value
Retail (continued)
4.50%, 04/15/30(b)	$7,085	$7,074,734
6.50%, 03/15/29(b)	1,810	1,931,893
6.88%, 02/15/28(b)	2,721	2,881,999
McDonald's Corp.
2.13%, 03/01/30(b)	3,425	3,078,310
2.63%, 09/01/29(b)	6,790	6,336,741
3.50%, 03/01/27(b)	4,175	4,119,762
3.50%, 07/01/27	5,536	5,452,677
3.80%, 04/01/28	5,767	5,695,973
4.60%, 05/15/30(b)	2,425	2,433,370
4.80%, 08/14/28(b)	3,709	3,764,460
5.00%, 05/17/29	2,960	3,024,263
O'Reilly Automotive Inc.
3.60%, 09/01/27(b)	3,915	3,842,288
3.90%, 06/01/29	4,002	3,901,795
4.20%, 04/01/30(b)	1,505	1,476,703
4.35%, 06/01/28(b)	3,185	3,181,124
5.75%, 11/20/26	3,268	3,323,361
Starbucks Corp.
2.00%, 03/12/27	2,802	2,681,769
2.25%, 03/12/30(b)	3,145	2,817,012
2.45%, 06/15/26(b)	2,324	2,275,414
3.50%, 03/01/28	3,134	3,057,976
3.55%, 08/15/29	6,875	6,630,198
4.00%, 11/15/28(b)	4,628	4,562,144
4.50%, 05/15/28	1,935	1,933,562
4.80%, 05/15/30	2,000	2,006,511
4.85%, 02/08/27	5,289	5,323,196
Target Corp.
1.95%, 01/15/27(b)	4,645	4,487,774
2.35%, 02/15/30(b)	5,285	4,833,647
3.38%, 04/15/29(b)	6,630	6,414,431
TJX Companies Inc. (The)
1.15%, 05/15/28	1,335	1,225,806
2.25%, 09/15/26	4,548	4,436,017
3.88%, 04/15/30	2,800	2,743,844
Walmart Inc.
2.38%, 09/24/29(b)	2,105	1,963,258
3.05%, 07/08/26	855	844,616
3.25%, 07/08/29	4,410	4,274,119
3.70%, 06/26/28	7,296	7,230,153
3.90%, 04/15/28(b)	5,558	5,546,385
4.00%, 04/15/30(b)	520	517,376
4.10%, 04/28/27	2,820	2,824,030
4.35%, 04/28/30	8,207	8,237,032
5.88%, 04/05/27(b)	1,015	1,049,885
7.55%, 02/15/30	4,755	5,433,452
		371,447,315
Savings & Loans — 0.2%
Nationwide Building Society
1.50%, 10/13/26(a)(b)	6,154	5,911,366
2.97%, 02/16/28, (1-day SOFR + 1.290%)(a)(c)	4,843	4,707,997
3.96%, 07/18/30(a)(b)(c)	6,051	5,845,404
4.00%, 09/14/26(a)(b)	6,813	6,736,162
4.13%, 10/18/32, (5-year USD ICE Swap + 1.849%)(a)(b)(c)	2,785	2,698,300
4.30%, 03/08/29(a)(c)	4,587	4,530,295
4.85%, 07/27/27(a)(b)	5,001	5,038,240
5.13%, 07/29/29(a)	5,950	6,045,041

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Savings & Loans (continued)
6.56%, 10/18/27, (1-day SOFR + 1.910%)(a)(c)	$9,055	$9,271,827
		50,784,632
Semiconductors — 1.9%
Advanced Micro Devices Inc., 4.32%, 03/24/28	540	542,240
Analog Devices Inc.
1.70%, 10/01/28	5,018	4,608,106
3.45%, 06/15/27	835	823,119
3.50%, 12/05/26(b)	5,038	4,980,675
Applied Materials Inc.
3.30%, 04/01/27(b)	6,845	6,741,644
4.80%, 06/15/29	4,620	4,711,595
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.50%, 01/15/28(b)	4,450	4,356,277
3.88%, 01/15/27	16,439	16,301,557
Broadcom Inc.
1.95%, 02/15/28(a)(b)	4,331	4,068,639
3.46%, 09/15/26	4,124	4,072,549
4.00%, 04/15/29(a)	4,355	4,275,829
4.11%, 09/15/28	6,650	6,596,664
4.15%, 02/15/28	4,975	4,950,623
4.35%, 02/15/30	9,255	9,148,289
4.75%, 04/15/29	9,475	9,546,191
4.80%, 04/15/28	6,100	6,170,618
5.00%, 04/15/30(b)	3,665	3,719,367
5.05%, 07/12/27(b)	7,155	7,247,281
5.05%, 07/12/29	13,425	13,665,413
5.05%, 04/15/30	6,150	6,247,553
Foundry JV Holdco LLC, 5.90%, 01/25/30(a)	5,300	5,483,691
Intel Corp.
1.60%, 08/12/28	4,994	4,550,700
2.45%, 11/15/29	12,005	10,858,569
3.15%, 05/11/27	5,737	5,579,789
3.75%, 03/25/27	5,585	5,505,523
3.75%, 08/05/27	7,252	7,118,005
3.90%, 03/25/30	8,040	7,697,290
4.00%, 08/05/29	4,155	4,028,887
4.88%, 02/10/28(b)	10,089	10,171,024
5.13%, 02/10/30(b)	7,000	7,088,931
KLA Corp., 4.10%, 03/15/29	5,185	5,145,239
Lam Research Corp., 4.00%, 03/15/29	6,231	6,143,640
Marvell Technology Inc.
2.45%, 04/15/28	4,425	4,171,725
4.88%, 06/22/28(b)	2,780	2,793,072
5.75%, 02/15/29(b)	3,185	3,294,032
Microchip Technology Inc.
4.90%, 03/15/28	4,940	4,957,902
5.05%, 03/15/29	5,962	5,999,655
5.05%, 02/15/30(b)	6,487	6,504,962
Micron Technology Inc.
4.66%, 02/15/30(b)	5,009	4,942,047
5.33%, 02/06/29	4,605	4,673,155
5.38%, 04/15/28(b)	3,832	3,910,536
6.75%, 11/01/29	6,540	6,991,911
NVIDIA Corp.
1.55%, 06/15/28	7,123	6,617,414
2.85%, 04/01/30	7,975	7,502,267
3.20%, 09/16/26	5,590	5,524,954
NXP BV/NXP Funding LLC, 5.55%, 12/01/28	3,517	3,606,029
Security	Par (000)	Value
Semiconductors (continued)
NXP BV/NXP Funding LLC/NXP USA Inc.
3.15%, 05/01/27	$2,813	$2,740,458
3.40%, 05/01/30	2,149	2,007,290
3.88%, 06/18/26(b)	4,208	4,173,800
4.30%, 06/18/29	6,680	6,551,082
4.40%, 06/01/27	2,845	2,841,260
Qorvo Inc., 4.38%, 10/15/29(b)	5,255	5,042,734
Qualcomm Inc.
1.30%, 05/20/28(b)	4,390	4,048,368
2.15%, 05/20/30	4,225	3,807,676
3.25%, 05/20/27	11,405	11,216,616
4.50%, 05/20/30	2,770	2,775,605
Renesas Electronics Corp., 2.17%, 11/25/26(a)	4,873	4,684,429
SK Hynix Inc.
5.50%, 01/16/27(a)	1,905	1,925,528
5.50%, 01/16/29(a)(b)	6,155	6,283,990
6.38%, 01/17/28(a)(b)	5,785	6,009,150
Skyworks Solutions Inc., 1.80%, 06/01/26	2,943	2,839,802
Texas Instruments Inc.
1.13%, 09/15/26	2,883	2,773,224
1.75%, 05/04/30	2,160	1,909,351
2.25%, 09/04/29	5,320	4,896,218
2.90%, 11/03/27	2,948	2,863,338
4.50%, 05/23/30	2,775	2,783,367
4.60%, 02/08/27	3,115	3,133,133
4.60%, 02/15/28	4,117	4,165,709
4.60%, 02/08/29	4,265	4,312,405
TSMC Arizona Corp.
1.75%, 10/25/26	7,116	6,850,278
3.88%, 04/22/27	5,520	5,465,440
4.13%, 04/22/29(b)	2,210	2,184,542
TSMC Global Ltd.
1.00%, 09/28/27(a)	4,215	3,900,255
1.75%, 04/23/28(a)(b)	5,525	5,122,735
4.38%, 07/22/27(a)	2,540	2,532,986
		393,475,947
Shipbuilding — 0.0%
Huntington Ingalls Industries Inc.
2.04%, 08/16/28	3,805	3,510,419
3.48%, 12/01/27(b)	3,390	3,298,251
4.20%, 05/01/30	610	588,736
5.35%, 01/15/30	3,475	3,529,438
		10,926,844
Software — 2.1%
Adobe Inc.
2.15%, 02/01/27	4,765	4,613,929
2.30%, 02/01/30	7,827	7,174,909
4.75%, 01/17/28	1,825	1,853,426
4.80%, 04/04/29	4,710	4,808,000
4.85%, 04/04/27	2,855	2,890,658
4.95%, 01/17/30	4,475	4,584,982
AppLovin Corp., 5.13%, 12/01/29	6,115	6,155,611
Atlassian Corp., 5.25%, 05/15/29	3,490	3,560,246
Autodesk Inc.
2.85%, 01/15/30	3,745	3,472,576
3.50%, 06/15/27	3,247	3,189,984
Broadridge Financial Solutions Inc.
2.90%, 12/01/29	5,275	4,878,454
3.40%, 06/27/26	2,725	2,685,169

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Software (continued)
Cadence Design Systems Inc.
4.20%, 09/10/27	$3,229	$3,217,211
4.30%, 09/10/29	7,045	6,997,072
Concentrix Corp.
6.60%, 08/02/28(b)	4,900	5,137,099
6.65%, 08/02/26(b)	4,600	4,681,645
Constellation Software Inc./Canada, 5.16%, 02/16/29(a)(b)	3,445	3,487,433
Fidelity National Information Services Inc.
1.65%, 03/01/28(b)	4,488	4,159,869
3.75%, 05/21/29	3,700	3,566,657
Fiserv Inc.
2.25%, 06/01/27	5,813	5,566,318
3.20%, 07/01/26	11,078	10,917,167
3.50%, 07/01/29	18,875	17,994,088
4.20%, 10/01/28	6,000	5,935,676
4.75%, 03/15/30	5,065	5,050,782
5.15%, 03/15/27(b)	4,465	4,513,895
5.38%, 08/21/28	4,285	4,387,287
5.45%, 03/02/28(b)	5,088	5,204,111
Intuit Inc.
1.35%, 07/15/27	3,212	3,026,139
5.13%, 09/15/28	4,672	4,801,062
5.25%, 09/15/26	4,199	4,245,581
Microsoft Corp.
2.40%, 08/08/26	22,852	22,404,176
3.30%, 02/06/27	23,136	22,859,937
3.40%, 09/15/26	4,201	4,165,337
3.40%, 06/15/27(b)	2,501	2,474,996
MSCI Inc., 4.00%, 11/15/29(a)	6,400	6,121,555
Open Text Corp., 6.90%, 12/01/27(a)	5,810	5,983,434
Oracle Corp.
2.30%, 03/25/28	11,715	11,066,394
2.65%, 07/15/26	16,904	16,549,830
2.80%, 04/01/27	12,846	12,479,327
2.95%, 04/01/30(b)	10,375	9,607,839
3.25%, 11/15/27	16,008	15,571,449
3.25%, 05/15/30	3,090	2,894,885
4.20%, 09/27/29(b)	8,882	8,747,914
4.50%, 05/06/28	4,687	4,708,802
4.65%, 05/06/30(b)	4,555	4,558,219
4.80%, 08/03/28	9,240	9,331,101
6.15%, 11/09/29(b)	7,535	7,996,591
Paychex Inc., 5.10%, 04/15/30	8,815	8,929,289
Roper Technologies Inc.
1.40%, 09/15/27	4,314	4,033,320
2.95%, 09/15/29	4,515	4,223,655
3.80%, 12/15/26	4,015	3,979,130
4.20%, 09/15/28	5,368	5,327,857
4.50%, 10/15/29(b)	3,430	3,412,883
Salesforce Inc.
1.50%, 07/15/28(b)	6,217	5,741,156
3.70%, 04/11/28	8,987	8,893,492
Synopsys Inc.
4.55%, 04/01/27	11,105	11,119,408
4.65%, 04/01/28	5,340	5,372,274
4.85%, 04/01/30	10,375	10,475,056
Take-Two Interactive Software Inc.
3.70%, 04/14/27	4,447	4,376,547
4.95%, 03/28/28	5,743	5,802,961
5.40%, 06/12/29	2,520	2,572,151
Security	Par (000)	Value
Software (continued)
VMware LLC
1.40%, 08/15/26	$8,543	$8,225,569
1.80%, 08/15/28	4,956	4,535,455
3.90%, 08/21/27	7,339	7,239,392
4.65%, 05/15/27(b)	2,849	2,853,223
4.70%, 05/15/30	3,000	2,983,364
Workday Inc.
3.50%, 04/01/27	5,645	5,546,220
3.70%, 04/01/29	4,850	4,698,002
		440,619,226
Telecommunications — 2.5%
America Movil SAB de CV
2.88%, 05/07/30	600	548,757
3.63%, 04/22/29(b)	6,352	6,113,574
AT&T Inc.
1.65%, 02/01/28	13,974	13,004,999
2.30%, 06/01/27	14,393	13,812,772
2.95%, 07/15/26	2,282	2,241,795
3.80%, 02/15/27	4,336	4,292,099
4.10%, 02/15/28	9,995	9,926,099
4.25%, 03/01/27(b)	9,195	9,167,703
4.30%, 02/15/30(b)	18,634	18,437,650
4.35%, 03/01/29(b)	17,777	17,691,880
4.70%, 08/15/30	6,975	6,996,977
British Telecommunications PLC
3.25%, 11/08/29(a)(b)	6,340	5,968,794
5.13%, 12/04/28(b)	5,209	5,308,178
Cisco Systems Inc.
2.50%, 09/20/26	8,487	8,315,216
4.55%, 02/24/28	6,035	6,103,480
4.75%, 02/24/30	6,450	6,557,080
4.80%, 02/26/27	11,600	11,714,923
4.85%, 02/26/29	14,035	14,313,923
Deutsche Telekom International Finance BV
3.60%, 01/19/27(a)(b)	5,740	5,653,917
4.38%, 06/21/28(a)	5,445	5,432,453
Empresa Nacional de Telecomunicaciones SA, 4.75%, 08/01/26(a)(b)	3,142	3,135,791
Juniper Networks Inc., 3.75%, 08/15/29	3,290	3,172,255
KT Corp.
2.50%, 07/18/26(a)	660	644,218
4.13%, 02/02/28(a)	730	720,673
Motorola Solutions Inc.
4.60%, 02/23/28(b)	4,312	4,319,866
4.60%, 05/23/29(b)	5,728	5,716,672
5.00%, 04/15/29	2,845	2,876,085
NBN Co. Ltd.
1.63%, 01/08/27(a)(b)	4,233	4,051,895
4.00%, 10/01/27(a)	5,105	5,047,344
4.25%, 10/01/29(a)(b)	5,110	5,022,313
5.75%, 10/06/28(a)(b)	5,029	5,230,423
Nokia OYJ, 4.38%, 06/12/27(b)	3,079	3,057,404
NTT Finance Corp.
1.59%, 04/03/28(a)(b)	8,900	8,227,387
4.37%, 07/27/27(a)	3,885	3,876,351
5.10%, 07/02/27(a)(b)	4,300	4,353,049
5.11%, 07/02/29(a)(b)	5,810	5,904,495
Ooredoo International Finance Ltd.
3.75%, 06/22/26(a)	2,661	2,635,090
3.88%, 01/31/28(a)	2,055	2,018,832

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
Rogers Communications Inc.
2.90%, 11/15/26(b)	$3,442	$3,355,460
3.20%, 03/15/27(b)	8,365	8,183,175
5.00%, 02/15/29(b)	8,312	8,373,302
Saudi Telecom Co., 3.89%, 05/13/29(a)(b)	6,980	6,789,573
SK Telecom Co. Ltd., 6.63%, 07/20/27(a)(b)	1,220	1,270,749
Sprint Capital Corp., 6.88%, 11/15/28	14,055	15,036,027
Telefonica Emisiones SA, 4.10%, 03/08/27	7,202	7,149,720
TELUS Corp.
2.80%, 02/16/27	3,382	3,281,706
3.70%, 09/15/27	2,900	2,845,112
T-Mobile USA Inc.
2.05%, 02/15/28	10,694	10,049,510
2.40%, 03/15/29(b)	3,199	2,957,552
2.63%, 02/15/29	6,050	5,627,844
3.38%, 04/15/29	13,893	13,249,482
3.75%, 04/15/27	22,892	22,596,601
3.88%, 04/15/30	40,430	38,985,323
4.20%, 10/01/29(b)	4,380	4,316,974
4.75%, 02/01/28	9,845	9,856,361
4.80%, 07/15/28	5,566	5,625,547
4.85%, 01/15/29(b)	6,002	6,059,614
4.95%, 03/15/28	6,365	6,459,720
5.38%, 04/15/27	4,711	4,712,137
Verizon Communications Inc.
2.10%, 03/22/28(b)	12,161	11,438,375
3.00%, 03/22/27(b)	4,002	3,905,379
3.15%, 03/22/30	6,465	6,061,974
3.88%, 02/08/29(b)	3,548	3,478,376
4.02%, 12/03/29	25,465	24,929,349
4.13%, 03/16/27	17,635	17,562,965
4.33%, 09/21/28(b)	21,282	21,237,455
Vodafone Group PLC
4.38%, 05/30/28(b)	40	40,426
7.88%, 02/15/30	3,145	3,593,111
Xiaomi Best Time International Ltd., 3.38%, 04/29/30(a)	420	397,555
		521,038,866
Toys, Games & Hobbies — 0.1%
Hasbro Inc.
3.50%, 09/15/27(b)	3,290	3,200,897
3.55%, 11/19/26(b)	3,428	3,367,803
3.90%, 11/19/29(b)	5,910	5,632,701
Mattel Inc.
3.75%, 04/01/29(a)	3,955	3,730,874
5.88%, 12/15/27(a)	3,717	3,730,009
		19,662,284
Transportation — 0.9%
AP Moller - Maersk A/S, 4.50%, 06/20/29(a)(b)	3,575	3,555,817
Burlington Northern Santa Fe LLC, 3.25%, 06/15/27(b)	2,473	2,432,859
Canadian National Railway Co., 6.90%, 07/15/28	2,155	2,315,771
Canadian Pacific Railway Co.
1.75%, 12/02/26(b)	6,790	6,527,310
2.05%, 03/05/30(b)	2,570	2,288,000
2.88%, 11/15/29(b)	2,880	2,677,521
4.00%, 06/01/28(b)	3,490	3,451,972
4.80%, 03/30/30(b)	4,085	4,113,868
Security	Par (000)	Value
Transportation (continued)
CH Robinson Worldwide Inc., 4.20%, 04/15/28(b)	$3,600	$3,540,896
CSX Corp.
2.40%, 02/15/30(b)	2,945	2,690,028
2.60%, 11/01/26	4,403	4,293,668
3.25%, 06/01/27	4,957	4,856,095
3.80%, 03/01/28	4,928	4,860,189
4.25%, 03/15/29	5,852	5,811,562
FedEx Corp.
3.10%, 08/05/29(b)	5,349	5,004,912
3.40%, 02/15/28(a)(b)	300	289,762
4.25%, 05/15/30(a)	400	388,194
JB Hunt Transport Services Inc., 4.90%, 03/15/30	4,880	4,907,630
Kirby Corp., 4.20%, 03/01/28(b)	1,990	1,957,428
Misc Capital Two Labuan Ltd., 3.75%, 04/06/27(a)(b)	6,915	6,793,376
Norfolk Southern Corp.
2.55%, 11/01/29	3,136	2,878,951
2.90%, 06/15/26	3,161	3,112,056
3.15%, 06/01/27(b)	1,155	1,127,402
3.80%, 08/01/28(b)	3,907	3,840,466
7.80%, 05/15/27(b)	5,085	5,411,767
Ryder System Inc.
1.75%, 09/01/26	1,414	1,364,926
2.85%, 03/01/27	2,870	2,780,694
2.90%, 12/01/26	2,361	2,296,758
4.30%, 06/15/27(b)	1,550	1,541,129
4.85%, 06/15/30(b)	2,125	2,113,068
4.90%, 12/01/29	1,850	1,851,394
4.95%, 09/01/29(b)	1,915	1,919,326
5.00%, 03/15/30	1,810	1,815,960
5.25%, 06/01/28	3,663	3,733,419
5.30%, 03/15/27	2,260	2,288,908
5.38%, 03/15/29(b)	3,325	3,400,003
5.50%, 06/01/29(b)	1,560	1,601,130
5.65%, 03/01/28(b)	2,871	2,950,141
6.30%, 12/01/28(b)	2,385	2,502,302
TTX Co., 5.50%, 09/25/26(a)	1,832	1,852,392
Union Pacific Corp.
2.15%, 02/05/27(b)	2,170	2,096,748
2.40%, 02/05/30	3,401	3,107,455
3.00%, 04/15/27(b)	2,972	2,906,152
3.70%, 03/01/29(b)	4,519	4,429,413
3.95%, 09/10/28	6,510	6,445,950
6.63%, 02/01/29	3,530	3,800,153
United Parcel Service Inc.
2.40%, 11/15/26	2,920	2,843,719
2.50%, 09/01/29(b)	2,959	2,741,134
3.05%, 11/15/27(b)	5,776	5,630,278
3.40%, 03/15/29(b)	4,674	4,521,007
4.45%, 04/01/30	2,985	2,995,958
United Parcel Service of America Inc., 7.62%, 04/01/30(e)	1,695	1,920,619
Walmart Inc.
1.05%, 09/17/26(b)	6,871	6,614,058
1.50%, 09/22/28(b)	6,803	6,271,326
3.95%, 09/09/27(b)	5,753	5,741,015
XPO Inc., 6.25%, 06/01/28(a)	4,855	4,903,506
		190,107,541

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Trucking & Leasing — 0.4%
DAE Funding LLC, 3.38%, 03/20/28(a)(b)	$6,810	$6,524,972
GATX Corp.
3.25%, 09/15/26	1,688	1,656,652
3.50%, 03/15/28(b)	1,445	1,404,164
3.85%, 03/30/27	1,728	1,701,590
4.55%, 11/07/28	1,795	1,787,602
4.70%, 04/01/29	2,916	2,914,000
5.40%, 03/15/27(b)	1,850	1,868,951
Penske Truck Leasing Co. LP/PTL Finance Corp.
1.70%, 06/15/26(a)	4,200	4,069,796
3.35%, 11/01/29(a)(b)	1,850	1,740,999
3.40%, 11/15/26(a)	3,402	3,336,461
4.20%, 04/01/27(a)	3,436	3,398,433
4.40%, 07/01/27(a)	4,315	4,290,772
5.25%, 07/01/29(a)(b)	4,185	4,242,211
5.25%, 02/01/30(a)(b)	4,450	4,520,369
5.35%, 01/12/27(a)	3,530	3,557,103
5.35%, 03/30/29(a)(b)	3,040	3,088,144
5.55%, 05/01/28(a)(b)	4,270	4,363,716
5.70%, 02/01/28(a)(b)	4,555	4,662,989
5.88%, 11/15/27(a)(b)	2,892	2,963,697
6.05%, 08/01/28(a)	6,445	6,682,653
SMBC Aviation Capital Finance DAC
1.90%, 10/15/26(a)	2,440	2,345,779
2.30%, 06/15/28(a)(b)	3,055	2,835,310
5.10%, 04/01/30(a)(b)	2,655	2,656,074
5.30%, 04/03/29(a)(b)	3,730	3,770,420
5.45%, 05/03/28(a)(b)	3,620	3,683,640
		84,066,497
Venture Capital — 0.0%
Hercules Capital Inc.
2.63%, 09/16/26(b)	1,748	1,679,057
3.38%, 01/20/27(b)	1,675	1,614,742
		3,293,799
Water — 0.1%
American Water Capital Corp.
2.80%, 05/01/30	2,050	1,880,433
2.95%, 09/01/27(b)	4,307	4,178,168
3.00%, 12/01/26	215	210,796
3.45%, 06/01/29	4,550	4,368,893
3.75%, 09/01/28(b)	1,670	1,639,404
Essential Utilities Inc.
2.70%, 04/15/30	2,855	2,600,492
3.57%, 05/01/29(b)	2,295	2,200,258
4.80%, 08/15/27(b)	2,515	2,529,209
United Utilities PLC, 6.88%, 08/15/28(b)	1,770	1,889,609
		21,497,262
Total Corporate Bonds & Notes — 98.0% (Cost: $20,674,239,215)		20,738,446,005
Foreign Government Obligations(f)
Japan — 0.0%
Development Bank of Japan Inc., 4.00%, 08/28/27(a)	95	94,723
South Korea — 0.5%
Korea Electric Power Corp.
4.00%, 06/14/27(a)(b)	5,020	4,972,692
Security	Par (000)	Value
South Korea (continued)
4.75%, 02/13/28(a)(b)	$1,670	$1,679,783
4.88%, 01/31/27(a)(b)	6,830	6,871,233
5.38%, 07/31/26(a)(b)	1,680	1,695,973
5.50%, 04/06/28(a)(b)	3,715	3,809,116
7.00%, 02/01/27(b)	4,139	4,303,531
Korea Gas Corp.
1.13%, 07/13/26(a)(b)	5,371	5,176,566
2.25%, 07/18/26(a)(b)	3,415	3,331,184
3.13%, 07/20/27(a)(b)	2,683	2,608,786
3.50%, 07/02/26(a)(b)	4,680	4,630,395
3.88%, 07/13/27(a)(b)	5,045	4,987,597
4.88%, 07/05/28(a)(b)	5,745	5,812,219
5.00%, 07/08/29(a)(b)	1,975	2,010,562
Korea Housing Finance Corp.
4.13%, 03/12/28(a)(b)	2,730	2,706,428
4.63%, 02/24/28(a)(b)	5,030	5,050,737
4.88%, 08/27/27(a)(b)	1,560	1,575,948
5.13%, 01/21/30(a)(b)	3,700	3,795,678
5.38%, 11/15/26(a)(b)	1,965	1,991,313
Korea Hydro & Nuclear Power Co. Ltd.
3.13%, 07/25/27(a)	3,958	3,848,183
4.25%, 07/27/27(a)(b)	4,890	4,863,728
4.63%, 07/29/29(a)(b)	2,140	2,136,694
5.00%, 07/18/28(a)(b)	4,980	5,038,930
Korea National Oil Corp.
2.13%, 04/18/27(a)(b)	5,000	4,786,630
2.50%, 10/24/26(a)	4,609	4,483,098
3.38%, 03/27/27(a)	3,000	2,941,639
4.13%, 09/30/27(a)	3,000	2,969,136
4.25%, 09/30/29(a)	3,000	2,961,453
4.88%, 04/03/27(a)	3,000	3,020,031
4.88%, 04/03/28(a)(b)	3,000	3,022,891
4.88%, 04/03/29(a)	4,000	4,043,434
		111,125,588
Total Foreign Government Obligations — 0.5% (Cost: $111,471,538)		111,220,311
U.S. Government Agency Obligations
U.S. Government Agency Obligations — 0.0%
CoBank ACB
7.13%, , (5-year CMT + 2.818%)(c)(d)	250	254,060
7.25%, , (5-year CMT + 2.880%)(c)(d)	20	20,307
		274,367
Total U.S. Government Agency Obligations — 0.0% (Cost: $274,798)		274,367
Total Long-Term Investments — 98.5% (Cost: $20,785,985,551)		20,849,940,683
	Shares
Short-Term Securities
Money Market Funds — 7.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.46%(g)(h)(i)	1,575,161,158	1,575,791,222

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(g)(h)	1,810,000	$1,810,000
Total Short-Term Securities — 7.5% (Cost: $1,577,004,273)		1,577,601,222
Total Investments — 106.0% (Cost: $22,362,989,824)		22,427,541,905
Liabilities in Excess of Other Assets — (6.0)%		(1,270,683,967)
Net Assets — 100.0%		$21,156,857,938

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Perpetual security with no stated maturity date.
(e)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(f)	U.S. dollar denominated security issued by foreign domiciled entity.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period end.
(i)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 02/28/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/25	Shares Held at 05/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institu- tional, SL Agency Shares	$1,677,629,373	$—	$(101,683,474)(a)	$(33,296)	$(121,381)	$1,575,791,222	1,575,161,158	$1,304,333 (b)	$—
BlackRock Cash Funds: Trea- sury, SL Agency Shares	34,660,000	—	(32,850,000)(a)	—	—	1,810,000	1,810,000	453,478	—
				$(33,296)	$(121,381)	$1,577,601,222		$1,757,811	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® 1-5 Year Investment Grade Corporate Bond ETF

Fair Value Hierarchy as of Period End (continued)
inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$20,738,446,005	$—	$20,738,446,005
Foreign Government Obligations	—	111,220,311	—	111,220,311
U.S. Government Agency Obligations	—	274,367	—	274,367
Short-Term Securities
Money Market Funds	1,577,601,222	—	—	1,577,601,222
	$1,577,601,222	$20,849,940,683	$—	$22,427,541,905

Portfolio Abbreviation
CMT	Constant Maturity Treasury
JSC	Joint Stock Company
PJSC	Public Joint Stock Company
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate